Document and Entity Information	6 Months Ended
Jun. 27, 2012
Document and Entity Information
Entity Registrant Name	General Growth Properties, Inc.
Entity Central Index Key	0001496048
Document Type	8-K
Document Period End Date	Jun 27, 2012
Amendment Flag	false

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment in real estate:
Land	$ 4,623,944	$ 4,722,674
Buildings and equipment	19,837,750	20,300,355
Less accumulated depreciation	(974,185)	(129,794)
Construction in progress	135,807	117,137
Net property and equipment	23,623,316	25,010,372
Investment in and loans to/from Unconsolidated Real Estate Affiliates	3,052,973	3,153,698
Net investment in real estate	26,676,289	28,164,070
Cash and cash equivalents	572,872	1,021,311
Accounts and notes receivable, net	218,749	114,099
Deferred expenses, net	170,012	175,669
Prepaid expenses and other assets	1,805,535	2,300,452
Assets held for disposition	74,694	591,778
Total assets	29,518,151	32,367,379
Liabilities:
Mortgages, notes and loans payable	17,143,014	17,841,757
Accounts payable and accrued expenses	1,445,738	1,893,571
Dividend payable	526,332	38,399
Deferred tax liabilities	29,220	36,463
Tax indemnification liability	303,750	303,750
Junior Subordinated Notes	206,200	206,200
Warrant liability	985,962	1,041,004
Liabilities held for disposition	74,795	592,122
Total liabilities	20,715,011	21,953,266
Redeemable noncontrolling interests:
Preferred	120,756	120,756
Common	103,039	111,608
Total redeemable noncontrolling interests	223,795	232,364
Commitments and Contingencies
Redeemable Preferred Stock: as of December 31, 2011 and December 31, 2010, $0.01 par value, 500,000 shares authorized, none issued and outstanding
Equity:
Common stock: as of December 31, 2011, $0.01 par value, 11,000,000,000 shares authorized and 935,307,487 shares issued and outstanding; as of December 31, 2010, $0.01 par value, 11,000,000,000 shares authorized and 941,880,014 shares issued and outstanding	9,353	9,419
Additional paid-in capital	10,405,318	10,681,586
Retained earnings (accumulated deficit)	(1,883,569)	(612,075)
Accumulated other comprehensive (loss) income	(47,773)	172
Total stockholders' equity	8,483,329	10,079,102
Noncontrolling interests in consolidated real estate affiliates	96,016	102,647
Total equity	8,579,345	10,181,749
Total liabilities and equity	$ 29,518,151	$ 32,367,379

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Redeemable Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Redeemable Preferred Stock, shares authorized	500,000	500,000
Redeemable Preferred Stock, shares issued	0	0
Redeemable Preferred Stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	11,000,000,000	11,000,000,000
Common stock, shares issued	935,307,487	941,880,014
Common stock, shares outstanding	935,307,487	941,880,014

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenues:
Minimum rents	$ 232,592	$ 1,583,609	$ 1,373,945	$ 1,619,074
Tenant recoveries	99,376	723,257	625,197	742,791
Overage rents	17,903	61,803	31,757	43,580
Management fees and other corporate revenues	8,883	61,173	54,351	75,304
Other	14,496	75,755	56,193	70,423
Total revenues	373,250	2,505,597	2,141,443	2,551,172
Expenses:
Real estate taxes	32,694	230,876	196,779	226,753
Property maintenance costs	17,869	95,835	78,391	88,520
Marketing	10,814	34,021	21,651	28,550
Other property operating costs	58,821	395,770	337,125	400,951
Provision for doubtful accounts	50	5,621	13,294	22,901
Property management and other costs	29,801	188,022	137,108	170,093
General and administrative	22,247	30,866	24,392	94,493
Provisions for impairment		64,337	4,516	315,968
Depreciation and amortization	125,150	899,584	507,886	621,097
Total expenses	297,446	1,944,932	1,321,142	1,969,326
Operating income	75,804	560,665	820,301	581,846
Interest income	722	2,429	1,466	1,571
Interest expense	(128,841)	(892,099)	(1,182,999)	(1,210,937)
Warrant liability adjustment	(205,252)	55,042
Loss before income taxes, equity in income (loss) of Unconsolidated Real Estate Affiliates, reorganization items, discontinued operations and noncontrolling interests	(257,567)	(273,963)	(361,232)	(627,520)
(Provision for) benefit from income taxes	8,992	(8,723)	60,962	(5,693)
Equity in income (loss) of Unconsolidated Real Estate Affiliates	(504)	2,898	21,857	32,843
Reorganization items			(356,928)	76,929
Loss from continuing operations	(249,079)	(279,788)	(635,341)	(523,441)
Discontinued operations	(7,005)	(27,093)	(577,067)	(781,275)
Net loss	(256,084)	(306,881)	(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	1,868	(6,291)	26,650	20,027
Net loss attributable to common stockholders	(254,216)	(313,172)	(1,185,758)	(1,284,689)
Basic Loss Per Share:
Continuing operations (in dollars per share)	$ (0.26)	$ (0.3)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)	$ (0.01)	$ (0.03)	$ (1.78)	$ (2.5)
Total basic loss per share (in dollars per share)	$ (0.27)	$ (0.33)	$ (3.74)	$ (4.11)
Diluted Loss Per Share:
Continuing operations (in dollars per share)	$ (0.26)	$ (0.34)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)	$ (0.01)	$ (0.03)	$ (1.78)	$ (2.5)
Total diluted loss per share (in dollars per share)	$ (0.27)	$ (0.37)	$ (3.74)	$ (4.11)
Dividends declared per share (in dollars per share)	$ 0.38	$ 0.83		$ 0.19
Comprehensive Loss, Net:
Net loss	(256,084)	(306,881)	(1,212,408)	(1,304,716)
Other comprehensive (loss) income:
Net unrealized gains on financial instruments	129		15,024	18,148
Accrued pension adjustment			1,745	763
Foreign currency translation	75	(48,545)	(16,552)	47,008
Unrealized gains (losses) on available-for-sale securities	(32)	263	38	533
Other comprehensive (loss) income	172	(48,282)	255	66,452
Comprehensive loss	(255,912)	(355,163)	(1,212,153)	(1,238,264)
Comprehensive loss allocated to noncontrolling interests	1,869	(5,954)	26,604	(10,573)
Comprehensive loss, net, attributable to common stockholders	$ (254,043)	$ (361,117)	$ (1,185,549)	$ (1,248,837)

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Predecessor	Common Stock	Common Stock Predecessor	Additional Paid-In Capital	Additional Paid-In Capital Predecessor	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Predecessor	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Predecessor	Treasury Stock Predecessor	Noncontrolling Interests in Consolidated Real Estate Affiliates	Noncontrolling Interests in Consolidated Real Estate Affiliates Predecessor
Balance at Dec. 31, 2008		$ 1,860,407		$ 2,704		$ 3,454,903		$ (1,488,586)		$ (56,128)	$ (76,752)		$ 24,266
Increase (Decrease) in Shareholders' Equity
Net (loss) income		(1,282,867)						(1,284,689)					1,822
Distributions declared ($0.19 per share)		(59,352)						(59,352)
Distributions to noncontrolling interests in consolidated Real Estate Affiliates		(1,712)											(1,712)
Conversion of operating partnership units to common stock (43,408,053 common shares)		324,489		434		324,055
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)		43		1		42
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)		2,668		(1)		2,669
Other comprehensive (loss) income		55,879								55,879
Adjustment for noncontrolling interest in operating partnership		13,200				13,200
Adjust noncontrolling interest in operating partnership units		(65,416)				(65,416)
Balance at Dec. 31, 2009		847,339		3,138		3,729,453		(2,832,627)		(249)	(76,752)		24,376
Increase (Decrease) in Shareholders' Equity
Net (loss) income		(1,171,483)						(1,173,028)					1,545
Distributions to noncontrolling interests in consolidated Real Estate Affiliates		(1,927)											(1,927)
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)		53,395		49		53,346
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)		8,310		1		8,309
Other comprehensive (loss) income		47,684								47,684
Adjust noncontrolling interest in operating partnership units		(38,854)				(38,854)
Distribution of HHC		(1,487,469)						(1,487,929)		1,268			(808)
Balance at Nov. 09, 2010		(1,743,005)		3,188		3,752,254		(5,493,584)		48,703	(76,752)		23,186
Balance at Nov. 07, 2010
Increase (Decrease) in Shareholders' Equity
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)			17		(17)
Effects of acquisition accounting:
Elimination of Predecessor common stock	(3,701,876)			(3,188)		(3,752,254)					76,752		(23,186)
Elimination of Predecessor accumulated deficit and accumulated other comprehensive income	5,457,611							5,506,314		(48,703)
Issuance of common stock pursuant to the Plan (643,780,488 common shares, net of 120,000,000 stock warrants issued and stock issuance costs)	5,575,498		6,438		5,569,060
Issuance of common stock to existing common shareholders pursuant to the Plan	4,446,691		3,176		4,443,515
Change in basis for noncontrolling interests in consolidated real estate affiliates	102,169											102,169
Balance at Nov. 10, 2010	10,137,088		9,631		10,012,558		12,730					102,169
Increase (Decrease) in Shareholders' Equity
Net (loss) income	(253,682)						(254,216)					534
Distributions to noncontrolling interests in consolidated Real Estate Affiliates	(416)											(416)
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)	2,147,037		1,549		2,145,488
Clawback of common stock pursuant to the Plan (179,276,244 common shares)	(1,798,857)		(1,792)		(1,797,065)
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)	5,039		13		5,026
Stock options exercised (121,439 and 1,828,369 common shares for 2011 (Successor) and 2010 (Successor), respectively)	4,996		18		4,978
Other comprehensive (loss) income	172								172
Issuance of subsidiary preferred shares (360 preferred shares)	360											360
Cash distributions declared ($0.40 and $0.038 per share during 2011 and 2010, respectively)	(35,736)						(35,736)
Adjustment for noncontrolling interest in operating partnership	(11,522)				(11,522)
Stock distributions declared ($0.342 per share)					322,123		(322,123)
Balance at Dec. 31, 2010	10,181,749		9,419		10,681,586		(612,075)		172			102,647
Increase (Decrease) in Shareholders' Equity
Net (loss) income	(314,247)						(313,172)					(1,075)
Distributions to noncontrolling interests in consolidated Real Estate Affiliates	(5,556)											(5,556)
Issuance of common stock (22,256,121, 154,886,000, 4,923,287 and 69,309 common shares, net of stock issuance costs during 2011 (Successor), 2010 (Successor), 2010 (Predecessor) and 2009 (Predecessor), respectively)			223		(244)		21
Restricted stock grants, net of forfeitures and compensation expense (341,895, 1,315,593, 1,725,000, 87,059 and 372 common shares for 2011 (Successor), 2010 (Successor), 2010 (effects of acquisition accounting), 2010 (Predecessor) and 2009 (Predecessor), respectively)	11,268		(3)		11,578		(307)
Stock options exercised (121,439 and 1,828,369 common shares for 2011 (Successor) and 2010 (Successor), respectively)	835		1		834
Purchase and cancellation of common shares (35,833,357) common shares)	(553,510)		(358)		(398,590)		(154,562)
Cash dividends reinvested (DRIP) in stock (7,225,345 common shares)	115,363		71		115,292
Other comprehensive (loss) income	(47,945)								(47,945)
Cash distributions declared ($0.40 and $0.038 per share during 2011 and 2010, respectively)	(376,840)				(16)		(376,824)
Cash redemptions for common units in excess of carrying value	(648)				(648)
Adjustment for noncontrolling interest in operating partnership	(4,474)				(4,474)
Dividend for RPI Spin-off (Note 11)	(426,650)						(426,650)
Balance at Dec. 31, 2011	$ 8,579,345		$ 9,353		$ 10,405,318		$ (1,883,569)		$ (47,773)			$ 96,016

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Distributions declared (in dollars per share)		$ 0.38	$ 0.599		$ 0.19
Conversion of operating partnership units to common stock (in shares)					43,408,053
Issuance of common stock (in shares)	643,780,488	154,886,000	22,256,121	4,923,287	69,309
Clawback of common stock pursuant to the Plan, shares (in shares)		179,276,244
Restricted stock grant, forfeitures and compensation expense (in shares)	1,725,000	1,315,593	341,895	87,059	372
Stock options exercised, common shares (in shares)		1,828,369	121,439
Purchase and cancellation of common shares (in shares)			35,833,357
Cash dividends reinvested (DRIP) in stock, shares			7,225,345
Issuance of subsidiary preferred shares (in shares)		360
Cash distributions declared (in dollars per share)		$ 0.038	$ 0.4
Stock distributions declared (in dollars per share)		$ 0.342
Issuance of stock warrants, common shares (in shares)	120,000,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Cash Flows from Operating Activities:
Net loss	$ (256,084)	$ (306,881)	$ (1,212,408)	$ (1,304,716)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in (income) loss of Unconsolidated Real Estate Affiliates	504	(2,898)	(28,064)	(49,350)
Provision for impairment from Equity in income of Unconsolidated Real Estate Affiliates			20,200	44,511
Provision for doubtful accounts	480	7,944	19,472	30,331
Distributions received from Unconsolidated Real Estate Affiliates	4,745	18,226	52,150	37,403
Depreciation	137,820	942,400	565,330	707,183
Amortization	4,454	43,286	38,323	47,978
Amortization/write-off of deferred finance costs		2,705	27,885	34,621
(Accretion) amortization/write-off of debt market rate adjustments	(2,898)	(60,093)	80,733
Amortization of intangibles other than in-place leases	15,977	144,239	3,977	833
Straight-line rent amortization	(3,204)	(89,728)	(31,101)	(26,582)
Deferred income taxes including tax restructuring benefit	(6,357)	(3,148)	(497,890)	833
Non-cash interest expense on Exchangeable Senior Notes			21,618	27,388
Non-cash interest expense resulting from termination of interest rate swaps			9,635	(9,635)
Non-cash interest income related to properties held for sale			(33,417)
(Gain) loss on dispositions	4,976	(4,332)	(6,684)	966
Provisions for impairment		68,382	35,893	1,223,810
Loss on HHC distribution			1,117,961
Payments pursuant to Contingent Stock Agreement	(220,000)		(10,000)	(4,947)
Land/residential development and acquisitions expenditures			(66,873)	(78,240)
Cost of land and condominium sales			74,302	22,019
Revenue recognition of deferred land and condominium sales			(36,443)
Warrant liability adjustment	205,252	(55,042)
Reorganization items - finance costs related to emerged entities/DIP Facility			180,790	69,802
Non-cash reorganization items			12,503	(266,916)
Glendale Matter deposit				67,054
Net changes:
Accounts and notes receivable	14,751	(30,239)	79,636	(22,601)
Prepaid expenses and other assets	26,963	13,741	(113,734)	(11,123)
Deferred expenses	(6,282)	(67,719)	(16,517)	(34,064)
Decrease (increase) in restricted cash	(78,489)	17,407	(76,513)
Accounts payable and accrued expenses	(203,084)	(135,448)	(137,618)	355,025
Other, net	1,869		(32,128)	9,683
Net cash provided by (used in) operating activities	(358,607)	502,802	41,018	871,266
Cash Flows from Investing Activities:
Acquisition/development of real estate and property additions/improvements	(54,083)	(253,276)	(223,373)	(252,844)
Proceeds from sales of investment properties	108,914	627,872	39,450	6,416
Proceeds from sales of investment in Unconsolidated Real Estate Affiliates		74,906	94
Contributions to Unconsolidated Real Estate Affiliates	(6,496)	(92,101)	(51,448)	(154,327)
Distributions received from Unconsolidated Real Estate Affiliates in excess of income	19,978	131,290	160,624	74,330
Loans to Unconsolidated Real Estate Affiliates, net				(9,666)
(Increase) decrease in restricted cash	(4,943)	(2,975)	(10,363)	6,260
Distributions of HHC			(3,565)
Other, net		(293)	(579)	(4,723)
Net cash provided by (used in) investing activities	63,370	485,423	(89,160)	(334,554)
Cash Flows from Financing Activities:
Proceeds from refinance/issuance of the DIP facility				400,000
Proceeds from (repayment of) Pershing Note (Note 2)	(350,000)		350,000
Clawback of common stock pursuant to the Plan (Note 2)	(1,798,857)
Principal payments on mortgages, notes and loans payable pursuant to the Plan			(2,258,984)
Proceeds from refinance/issuance of mortgages, notes and loans payable		2,145,848	431,386
Principal payments on mortgages, notes and loans payable	(226,319)	(2,797,540)	(758,182)	(379,559)
Deferred finance costs		(19,541)		(2,614)
Finance costs related to the Plan			(180,790)	(69,802)
Cash distributions paid to common stockholders		(319,799)	(5,957)
Cash dividends reinvested (DRIP) in common stock		115,363
Cash distributions paid to holders of common units		(6,802)		(1,327)
Cash dividends paid to holders of perpetual and convertible preferred units			(16,199)
Purchase and cancellation of common shares		(553,510)
Proceeds from issuance of common stock and warrants, including from common stock plans	2,147,037		3,371,769	43
Other, net	7,088	(683)	(1,698)	1,950
Net cash (used in) provided by financing activities	(221,051)	(1,436,664)	931,345	(51,309)
Net change in cash and cash equivalents	(516,288)	(448,439)	883,203	485,403
Cash and cash equivalents at beginning of period	1,537,599	1,021,311	654,396	168,993
Cash and cash equivalents at end of period	1,021,311	572,872	1,537,599	654,396
Supplemental Disclosure of Cash Flow Information:
Interest paid	93,987	903,758	1,409,681	1,061,512
Interest capitalized	208	1,914	2,627	53,641
Income taxes paid	179	9,422	5,247	19,826
Reorganization items paid	154,668	128,070	317,774	120,726
Third party property and cash exchange		44,672
Non-Cash Transactions:
Change in accrued capital expenditures included in accounts payable and accrued expenses	5,928	(13,810)	(73,618)	(86,367)
Common stock issued in exchange for Operating Partnership Units			3,224	324,489
Change in deferred contingent property acquisition liabilities			161,622	(174,229)
Deferred finance costs payable in conjunction with the DIP facility				19,000
Mortgage debt market rate adjustments related to Emerged Debtors prior to the Effective Date			323,318	342,165
Recognition of note payable in conjunction with land held for development and sale				6,520
Gain on Aliansce IPO			9,652
Debt payoffs via deeds in-lieu		161,524	97,539
Non-Cash Stock Transactions related to the Plan
Stock issued for paydown of the DIP facility			400,000
Stock issued for debt paydown pursuant to the Plan			2,638,521
Stock issued for reorganization costs pursuant to the Plan			960
Rouse Properties, Inc. Dividend:
Non-cash dividend for RPI Spin-Off		426,650
Non-Cash Distribution of HHC Spin-Off:
Assets			3,618,819
Liabilities and equity			(3,622,384)
Decrease in assets and liabilities resulting from the contribution of two wholly-owned malls into two newly-formed unconsolidated joint ventures
Assets		(349,942)
Liabilities		(234,962)
Non-cash changes related to acquisition accounting:
Land			1,726,166
Buildings and equipment			(1,605,345)
Less accumulated depreciation			4,839,700
Investment in and loans to/from Unconsolidated Real Estate Affiliates			1,577,408
Deferred expenses, net			(258,301)
Mortgages, notes and loans payable			(421,762)
Equity			$ (6,421,548)

ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION
ORGANIZATION

NOTE 1 ORGANIZATION

General

        General Growth Properties, Inc. ("GGP", the "Successor" or the "Company"), a Delaware corporation, formerly known as New GGP, Inc., was organized in July 2010 and is a self-administered and self-managed real estate investment trust, referred to as a "REIT". GGP is the successor registrant, by merger, on November 9, 2010 (the "Effective Date") to GGP, Inc. (the "Predecessor"). The Predecessor had filed for bankruptcy protection under Chapter 11 of Title 11 of the United States Code ("Chapter 11") in the Southern District of New York (the "Bankruptcy Court") on April 16, 2009 (the "Petition Date") and emerged from bankruptcy, pursuant to a plan of reorganization (the "Plan") on the Effective Date as described below. In these notes, the terms "we," "us" and "our" refer to GGP and its subsidiaries or, in certain contexts, the Predecessor and its subsidiaries.

        GGP, through its subsidiaries and affiliates, operates, manages, develops and acquires retail and other rental properties, primarily regional malls, which are predominantly located throughout the United States. GGP also holds assets in Brazil through investments in Unconsolidated Real Estate Affiliates (as defined below). Prior to the Effective Date, the Predecessor had also developed and sold land for residential, commercial and other uses primarily in large-scale, long-term master planned community projects in and around Columbia, Maryland; Summerlin, Nevada; and Houston, Texas, as well as one residential condominium project located in Natick (Boston), Massachusetts.

        Substantially all of our business is conducted through GGP Limited Partnership (the "Operating Partnership" or "GGPLP"). As of December 31, 2011, GGP holds approximately a 99% common equity ownership (without giving effect to the potential conversion of the Preferred Units as defined below) of the Operating Partnership, while the remaining 1% is held by limited partners that indirectly include family members of the original stockholders of the Predecessor and certain previous contributors of properties to the Operating Partnership.

        The Operating Partnership also has preferred units of limited partnership interest (the "Preferred Units") outstanding. The terms of the Preferred Units provide that the Preferred Units are convertible into Common Units which then are redeemable for cash or, at our option, shares of GGP common stock (Note 11).

        In addition to holding ownership interests in various joint ventures, the Operating Partnership generally conducts its operations through the following subsidiaries:

  •
  The Rouse Company, LLC ("TRCLLC"), which has ownership interests in certain Consolidated Properties and Unconsolidated Properties (each as defined below) and is the borrower of certain unsecured bonds (Note 7).

  •
  General Growth Management, Inc. ("GGMI"), a taxable REIT subsidiary (a "TRS"), which manages, leases, and performs various services for some of our Unconsolidated Real Estate Affiliates (defined below) and, through July 2010, had performed such services for 19 properties owned by unaffiliated third parties, all located in the United States. GGMI also performs marketing and strategic partnership services at all of our Consolidated Properties.

        In this Annual Report, we refer to our ownership interests in properties in which we own a majority or controlling interest and, as a result, are consolidated under generally accepted accounting principles in the United States of America ("GAAP") as the "Consolidated Properties." We also hold some properties through joint venture entities in which we own a non-controlling interest ("Unconsolidated Real Estate Affiliates") and we refer to those properties as the "Unconsolidated Properties".

CHAPTER 11 AND THE PLAN	12 Months Ended
Dec. 31, 2011
CHAPTER 11 AND THE PLAN
CHAPTER 11 AND THE PLAN

NOTE 2 CHAPTER 11 AND THE PLAN

        In April 2009, the Predecessor and certain of its domestic subsidiaries (the "Debtors") filed voluntary petitions for relief under Chapter 11 of Title 11 of the United States Code ("Chapter 11") in the bankruptcy court of the Southern District of New York (the "Bankruptcy Court").

        On October 21, 2010, the Bankruptcy Court entered an order confirming the Debtors' plan of reorganization (the "Plan"). Pursuant to the Plan, on the Effective Date, the Predecessor merged with a wholly-owned subsidiary of New GGP, Inc. and New GGP, Inc. was re-named General Growth Properties, Inc. Also pursuant to the Plan, prepetition creditor claims were satisfied in full and equity holders received newly issued common stock in New GGP, Inc. and in Howard Hughes Corporation ("HHC"), a newly formed company. After that distribution, HHC became a publicly-held company, majority-owned by the Predecessor's previous stockholders. GGP does not own any interest in HHC as of the Effective Date.

        The Plan was based on the agreements (collectively, as amended and restated, the "Investment Agreements") with REP Investments LLC, an affiliate of Brookfield Asset Management Inc. (the "Brookfield Investor"), an affiliate of Fairholme Funds, Inc. ("Fairholme") and an affiliate of Pershing Square Capital Management, L.P. ("Pershing Square" and together with the Brookfield Investor and Fairholme, the "Plan Sponsors"), pursuant to which the Predecessor would be divided into two companies, New GGP, Inc. and HHC, and the Plan Sponsors would invest in the Company's standalone emergence plan. In addition, the Predecessor entered into an investment agreement with Teachers Retirement System of Texas ("Texas Teachers") to purchase shares of GGP common stock at $10.25 per share. The Plan Sponsors also entered into an agreement with affiliates of the Blackstone Group ("Blackstone") whereby Blackstone subscribed for equity in New GGP, Inc. and agreed to purchase shares of GGP common stock at $10.00 per share and also invest in HHC.

        Pursuant to the Investment Agreements, the Plan Sponsors and Blackstone purchased on the Effective Date $6.3 billion of New GGP, Inc. common stock at $10.00 per share and $250.0 million of HHC common stock at $47.61904 per share. Also, pursuant to the Investment Agreement with Pershing Square, 35 million shares (representing $350 million of Pershing Square's equity capital commitment) were designated as "put shares". The payment for these 35 million shares was fulfilled on the Effective Date by the payment of cash at closing in exchange for unsecured notes to Pershing Square which were scheduled to be payable six months from the Effective Date (the "Pershing Square Bridge Notes). The Pershing Square Bridge Notes were pre-payable at any time without premium or penalty. In addition, we had the right (the "put right") to sell up to 35 million shares of common stock, subject to reduction as provided in the Investment Agreement, to Pershing Square at $10.00 per share (adjusted for dividends) within six months following the Effective Date to fund the repayment of the Pershing Square Bridge Notes to the extent that they had not already been repaid. In connection with our reserving shares for repurchase after the Effective Date, we paid to Fairholme and/or Pershing Square, as applicable, in cash on the Effective Date, an amount equal to approximately $38.75 million. No fee was required to be paid to Texas Teachers. In addition, pursuant to agreement, the Texas Teachers purchased on the Effective Date $500 million of New GGP, Inc. common stock at $10.25 per share.

        Pursuant to the terms of the Investment Agreements, the Plan Sponsors and Blackstone were issued warrants (the "Warrants"), which included eight million warrants to purchase common stock of HHC at an exercise price of $50.00 per share and 120 million warrants to purchase common stock of GGP (Note 9).

        Pursuant to the Plan, each holder of a share of Predecessor common stock received on the Effective Date a distribution of 0.098344 of a share of common stock of HHC. Following the distribution of the shares of HHC common stock, each existing share of common stock converted into and represented the right to receive one share of GGP common stock. No fractional shares of HHC or GGP, Inc. were issued (i.e., the number of shares issued to each record holder was "rounded down"). Following these transactions, the Predecessor common stock ceased to exist.

        After the transactions on the Effective Date, the Plan Sponsors, Blackstone (as it exercised its subscription rights described above) and Texas Teachers owned a majority of the outstanding common stock of GGP. The Predecessor common stockholders held approximately 317 million shares of GGP common stock at the Effective Date; whereas, the Plan Sponsors, Blackstone and Texas Teachers held approximately 644 million shares of GGP common stock on such date.

        The Investment Agreements with Fairholme and Pershing Square permitted us to repurchase (within 45 days of the Effective Date) up to 155 million shares in the aggregate issued to those investors at a price of $10.00 per share. We had a similar right for up to 24.4 million shares issued to Texas Teachers at a price of $10.25 per share (the "Clawback"). In November 2010, we sold an aggregate of approximately 154.9 million common shares to the public at $14.75 per share and repurchased an equal number of shares from Fairholme and Pershing as permitted under the Clawback and repaid the Pershing Square Bridge Notes in full, including accrued interest. We also used a portion of the offering proceeds after such repurchase to repurchase approximately 24.4 million shares from Texas Teachers, also as permitted under the Clawback.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3                            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of GGP, our subsidiaries and joint ventures in which we have a controlling interest. For consolidated joint ventures, the noncontrolling partner’s share of the assets, liabilities and operations of the joint ventures (generally computed as the joint venture partner’s ownership percentage) is included in noncontrolling interests in Consolidated Real Estate Affiliates as permanent equity of the Company. All significant intercompany balances and transactions have been eliminated.

We operate in a single reportable segment referred to as our retail and other segment, which includes the operation, development and management of retail and other rental properties, primarily regional malls.  Our portfolio of regional malls represents a collection of retail properties that are targeted to a range of market sizes and consumer tastes.  Each of our operating properties is considered a separate operating segment, as each property earns revenues and incurs expenses, individual operating results are reviewed and discrete financial information is available.  We do not distinguish or group our consolidated operations based on geography, size or type.  Further, all material operations are within the United States and no customer or tenant comprises more than 10% of consolidated revenues.  As a result, the Company’s operating properties are aggregated into a single reportable segment.

Through the Effective Date in 2010, we had two reportable segments (Retail and Other and Master Planned Communities) which offered different products and services. Our segments were managed separately because each required different operating strategies or management expertise.  On the Effective Date, the assets included in the Master Planned Communities segment were distributed to HHC pursuant to the Plan (Note 2) and are therefore no longer reported as a reportable segment.

Reclassifications

Certain prior period amounts in the consolidated financial statements have been reclassified to conform to the current period presentation as a result of discontinued operations.  Amounts included on the statements of operations for properties sold or to be disposed of have been reclassified to discontinued operations for all periods presented.  In addition, four properties previously classified as held for sale were reclassified as held for use in the first quarter of 2012 and two properties previously classified as held for sale were reclassified as held for use in the first quarter of 2011.  These properties have been included in continuing operations for all periods presented in the accompanying consolidated financial statements (Note 5).  Lastly, certain prior period statement of operations disclosures in the accompanying footnotes have been restated to exclude amounts which have been reclassified to discontinued operations.

Properties

Real estate assets are stated at cost less any provisions for impairments.  As discussed in Note 4, the real estate assets were recorded at fair value pursuant to the application of acquisition accounting on the Effective Date.  Construction and improvement costs incurred in connection with the development of new properties or the redevelopment of existing properties are capitalized to the extent the total carrying amount of the property does not exceed the estimated fair value of the completed property.  Real estate taxes and interest costs incurred during construction periods are capitalized.  Capitalized interest costs are based on qualified expenditures and interest rates in place during the construction period.  Capitalized real estate taxes and interest costs are amortized over lives which are consistent with the constructed assets.

Pre-development costs, which generally include legal and professional fees and other third-party costs directly related to the construction assets, are capitalized as part of the property being developed.  In the event a development is no longer deemed to be probable, the costs previously capitalized are expensed (see also our impairment policies in this Note 3 below).

Tenant improvements, either paid directly or in the form of construction allowances paid to tenants, are capitalized and depreciated over the shorter of the useful life or the applicable lease term.  Expenditures for significant betterments and improvements are capitalized.  Maintenance and repairs are charged to expense when incurred.

We periodically review the estimated useful lives of our properties.  Depreciation or amortization expense is computed using the straight-line method based upon the following estimated useful lives:

Years
Buildings and improvements	45
Equipment and fixtures	5-10
Tenant improvements	Shorter of useful life or applicable lease term

Accumulated depreciation was reset to zero on the Effective Date as described in Note 4 in conjunction with the application of the acquisition method of accounting due to the Plan and the Investment Agreements.

Impairment

General

Carrying values of our properties were reset to fair value on the Effective Date as provided by the acquisition method of accounting.  Impairment charges could be taken in the future if economic conditions change or if the plans regarding such assets change.  Therefore, we can provide no assurance that material impairment charges with respect to our assets, including operating properties, investments in Unconsolidated Real Estate Affiliates and developments in progress, will not occur in future periods.  Accordingly, we will continue to monitor circumstances and events in future periods to determine whether impairments are warranted.

Operating properties

Accounting for the impairment of long-lived assets requires that if impairment indicators exist and the undiscounted cash flows expected to be generated by an asset are less than its carrying amount, an impairment provision should be recorded to write down the carrying amount of such asset to its fair value.  We review our consolidated assets for potential impairment indicators whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Impairment indicators are assessed separately for each property and include, but are not limited to, significant decreases in real estate property net operating income, significant occupancy percentage changes, debt maturities, management’s intent with respect to the assets and prevailing market conditions.

Impairment indicators for pre-development costs, which are typically costs incurred during the beginning stages of a potential development and developments in progress are assessed by project and include, but are not limited to, significant changes in the Company’s plans with respect to the project, significant changes in projected completion dates, tenant demand, anticipated revenues or cash flows, development costs, market factors and sustainability of development projects.

If an indicator of potential impairment exists, the asset is tested for recoverability by comparing its carrying amount to the estimated future undiscounted cash flows.  The cash flow estimates used both for determining recoverability and estimating fair value are inherently judgmental and reflect current and projected trends in rental, occupancy and capitalization rates, and estimated holding periods for the applicable assets.  Although the carrying amount may exceed the estimated fair value of certain assets, a real estate asset is only considered to be impaired when its carrying amount cannot be recovered through estimated future undiscounted cash flows.  To the extent an impairment provision is determined to be necessary, the excess of the carrying amount of the asset over its estimated fair value is expensed to operations.  In addition, the impairment provision is allocated proportionately to adjust the carrying amount of the asset group.  The adjusted carrying amount, which represents the new cost basis of the asset, is depreciated over the remaining useful life of the asset.

During the respective periods, we determined there were events and circumstances indicating that certain properties were not recoverable and therefore required impairments.  As such, we recorded impairment charges related to three operating properties and one non-income producing asset of $68.3 million for the year ended December 31, 2011.  In 2011, these provisions reduced the carrying value of certain assets to approximately $37.5 million below the approximately $83.9 million of nonrecourse notes payable related to those assets.  The Predecessor recorded impairment charges related to operating properties and properties under development of $35.3 million for the period from January 1, 2010 through November 9, 2010 and $1.08 billion for the year ended December 31, 2009.  These impairment charges are included in provisions for impairment in our Consolidated Statements of Operations and Comprehensive Income (Loss), except for $4.0 million for the year ended December 31, 2011, $30.8 million for the period from January 1, 2010 through November 9, 2010 and $908.2 million for the year ended December 31, 2009, which are included in discontinued operations in our Consolidated Statements of Operations and Comprehensive Income (Loss).

Investment in Unconsolidated Real Estate Affiliates

According to the guidance related to the equity method of accounting for investments, a series of operating losses of an investee or other factors may indicate that an other-than-temporary decrease in value of our investment in the Unconsolidated Real Estate Affiliates has occurred. The investment in each of the Unconsolidated Real Estate Affiliates is evaluated periodically and as deemed necessary for valuation declines below the carrying amount. Accordingly, in addition to the property-specific impairment analysis that we perform for such joint ventures (as part of our operating property impairment process described above), we also considered whether there were other-than-temporary impairments with respect to the carrying values of our unconsolidated real estate affiliates.

In the period January 1, 2010 through November 9, 2010, the Predecessor recorded an impairment provision of approximately $21.1 million related to the sale of its interest in Turkey, recorded in equity in income (loss) of Unconsolidated Real Estate Affiliates.  We did not record any provisions for impairment related to our investments in Unconsolidated Real Estate Affiliates for the year ended December 31, 2011, for the period November 10, 2010 through December 31, 2010 and for the year ended December 31, 2009.

Goodwill

The application of acquisition accounting on the Effective Date did not yield any goodwill for the Successor and all prior goodwill amounts of the Predecessor were eliminated (Note 4).  With respect to the Predecessor, the excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed was recorded as goodwill.  Recorded goodwill was tested for impairment annually or more frequently if events or changes in circumstances indicated that the asset might be impaired.   The Predecessor assessed fair value based on estimated future cash flow projections that utilized discount and capitalization rates which are generally unobservable in the market place (Level 3 inputs) under these principles, but approximate the inputs we believe would be utilized by market participants in assessing fair value.  Estimates of future cash flows were based on a number of factors including the historical operating results, known trends, and market/economic conditions.  If the carrying amount of a property, including its goodwill, exceeded its estimated fair value, the second step of the goodwill impairment test was performed to measure the amount of impairment loss, if any. In this second step, if the implied fair value of goodwill was less than the carrying amount of goodwill, an impairment charge was recorded.

As a result of the procedures performed, the Predecessor recorded provisions for impairment of goodwill of $140.6 million for the year ended December 31, 2009.  During 2010, until the Effective Date, there were no events or circumstances that indicated that the then current carrying amount of goodwill might be impaired.

Acquisitions of Operating Properties

Acquisitions of properties are accounted for utilizing the acquisition method of accounting and, accordingly, the results of operations of acquired properties were included in the results of operations from the respective dates of acquisition.  Estimates of future cash flows and other valuation techniques are used to allocate the purchase price of acquired property between land, buildings and improvements, equipment, debt liabilities assumed and identifiable intangible assets and liabilities such as amounts related to in-place at-market tenant leases, acquired above and below-market tenant and ground leases and tenant relationships. No significant value had been ascribed to the tenant relationships at the acquired properties in previous years by the Predecessor or by the Successor in 2010 (Note 4).

Investments in Unconsolidated Real Estate Affiliates

We account for investments in joint ventures where we own a non-controlling joint interest using the equity method.  Under the equity method, the cost of our investment is adjusted for our share of the equity in earnings of such Unconsolidated Real Estate Affiliates from the date of acquisition and reduced by distributions received.  Generally, the operating agreements with respect to our Unconsolidated Real Estate Affiliates provide that assets, liabilities and funding obligations are shared in accordance with our ownership percentages.  Therefore, we generally also share in the profit and losses, cash flows and other matters relating to our Unconsolidated Real Estate Affiliates in accordance with our respective ownership percentages.  Except for Retained Debt (as described in Note 6), differences between the carrying amount of our investment in the Unconsolidated Real Estate Affiliates and our share of the underlying equity of such Unconsolidated Real Estate Affiliates (for example, arising from the application of the acquisition method of accounting as described in Note 4) are amortized over lives ranging from five to 45 years.  When cumulative distributions exceed our investment in the joint venture, the investment is reported as a liability in our consolidated financial statements.  The liability is limited to our maximum potential obligation to fund contractual obligations, including recourse related to certain debt obligations.

Cash and Cash Equivalents

Highly-liquid investments with maturities at dates of purchase of three months or less are classified as cash equivalents.

Leases

We account for the majority of our leases as operating leases.  Leases which transfer substantially all the risks and benefits of ownership to tenants are considered finance leases and the present values of the minimum lease payments and the estimated residual values of the leased properties, if any, are accounted for as receivables.  Leases which transfer substantially all the risks and benefits of ownership to us are considered capital leases and the present values of the minimum lease payments are accounted for as assets and liabilities.

Deferred Expenses

Deferred expenses primarily consist of leasing commissions and related costs and are amortized using the straight-line method over the life of the leases.  Deferred expenses also include financing fees we incurred in order to obtain long-term financing and are amortized as interest expense over the terms of the respective financing agreements using the straight-line method, which approximates the effective interest method.  The acquisition method of accounting eliminated such balances of deferred financing fees and the Successor only has recorded amounts incurred subsequent to the Effective Date.

Revenue Recognition and Related Matters

Minimum rent revenues are recognized on a straight-line basis over the terms of the related operating leases.  Minimum rent revenues also include amounts collected from tenants to allow the termination of their leases prior to their scheduled termination dates and accretion related to above and below-market tenant leases on properties that were fair valued at emergence and acquired properties.  The following is a summary of amortization of straight-line rent, net amortization /accretion related to above and below-market tenant leases and termination income:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009

Amortization of straight-line rent	$80,111	$2,804	$28,397	$25,249
Net amortization/accretion of above and below-market tenant leases	(107,714)	(12,283)	5,109	9,128
Lease termination income	16,535	2,227	18,434	20,952

The following is a summary of straight-line rent receivables, which are included in Accounts and notes receivable, net in our Consolidated Balance Sheets and are reduced for allowances and amounts doubtful of collection:

	December 31, 2011	December 31, 2010
	(In thousands)

Straight-line rent receivables, net	$97,565	$14,125

We provide an allowance for doubtful accounts against the portion of accounts receivable, including straight-line rents, which is estimated to be uncollectible.  Such allowances are reviewed periodically based upon our recovery experience.   The following table summarizes the changes in allowance for doubtful accounts:

	Successor		Predecessor
	2011	2010	2010	2009
	(In thousands)
Balance as of January 1, (November 9, 2010 for Successor)	$40,746	$53,670	$69,235	$59,784
Provisions for doubtful accounts	5,621	50	13,294	22,901
Provisions for doubtful accounts in discontinued operations	683	430	2,576	7,430
Write-offs	(14,191)	(13,404)	(31,435)	(20,880)
Balance as of December 31, (November 9, 2010 for Predecessor)	$32,859	$40,746	$53,670	$69,235

Overage rent is paid by a tenant when its sales exceed an agreed upon minimum amount,  is recognized on an accrual basis once tenant sales exceed contractual tenant lease thresholds and is calculated by multiplying the sales in excess of the minimum amount by a percentage defined in the lease.  Recoveries from tenants are established in the leases or computed based upon a formula related to real estate taxes, insurance and other property operating expenses and are generally recognized as revenues in the period the related costs are incurred.

In leasing tenant space, we may provide funding to the lessee through a tenant allowance.  In accounting for a tenant allowance, we determine whether the allowance represents funding for the construction of leasehold improvements and evaluate the ownership, for accounting purposes, of such improvements.  If we are considered the owner of the leasehold improvements for accounting purposes, we capitalize the amount of the tenant allowance and depreciate it over the shorter of the useful life of the leasehold improvements or the related lease term.  If the tenant allowance represents a payment for a purpose other than funding leasehold improvements, or in the event we are not considered the owner of the improvements for accounting purposes, the allowance is considered to be a lease incentive and is recognized over the lease term as a reduction of rental revenue on a straight-line basis.

Income Taxes (Note 8)

To avoid current entity level U.S. federal income taxes, we expect to distribute 100% of our capital gains and ordinary income to shareholders annually.  If, with respect to any taxable year, we fail to maintain our qualification as a REIT, we would not be allowed to deduct distributions to shareholders in computing our taxable income and federal income tax. If any of our REIT subsidiaries fail to qualify as a REIT, such failure could result in our loss of REIT status. If we lose our REIT status, corporate level income tax, including any applicable alternative minimum tax, would apply to our taxable income at regular corporate rates. As a result, the amount available for distribution to holders of equity securities that would otherwise receive dividends would be reduced for the year or years involved, and we would no longer be required to make distributions. In addition, unless we were entitled to relief under the relevant statutory provisions, we would be disqualified from treatment as a REIT for four subsequent taxable years.

Deferred income taxes are accounted for using the asset and liability method.  Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns and are recorded primarily by certain of our taxable REIT subsidiaries.  Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Deferred income taxes also reflect the impact of operating loss and tax credit carryforwards.  A valuation allowance is provided if we believe it is more likely than not that all or some portion of the deferred tax asset will not be realized.  An increase or decrease in the valuation allowance that results from a change in circumstances, and which causes a change in our judgment about the realizability of the related deferred tax asset, is included in the current tax provision.  The Successor experienced a change in control, as a result of the transactions undertaken to emerge from bankruptcy, pursuant to Section 382 of the Internal Revenue Code that could limit the benefit of deferred tax assets.  In addition, we recognize and report interest and penalties, if necessary, related to uncertain tax positions within our provision for income tax expense.

Transactions with Affiliates

Management fees and other corporate revenues primarily represent management and leasing fees, development fees, financing fees and fees for other ancillary services performed for the benefit of certain of the Unconsolidated Real Estate Affiliates and for properties owned by third parties up to the sale of our management services business in June 2010. The following are fees earned from the Unconsolidated Real Estate Affiliates and third party managed properties which are included in management fees and other corporate revenues on our Consolidated Statements of Operations and Comprehensive Income (Loss):

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Management fees from affiliates	$60,752	$8,673	$51,257	$66,567

In connection with the RPI Spin-Off (Note 19), we have entered into a Transition Services Agreement (“TSA”) with RPI.  Per the terms of the TSA, we have agreed to provide certain leasing, asset management, legal and other services to RPI for established fees, which are not expected to be material.

Fair Value Measurements

The accounting principles for fair value measurements establish a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.  These tiers include:

·                  Level 1 - defined as observable inputs such as quoted prices for identical assets or liabilities in active markets;

·                  Level 2 - defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

·                  Level 3 - defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The following table summarizes our assets and liabilities that are measured at fair value on a nonrecurring basis during the year ended December 31, 2011 and for the period January 1, 2010 through November 9, 2010.  No assets or liabilities were measured at fair value during the period November 10, 2010 through December 31, 2010.

		Quoted Prices in
		Active Markets	Significant Other	Significant
	Total Fair Value	for Identical Assets	Observable Inputs	Unobservable Inputs
	Measurement	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
Year Ended December 31, 2011 (Successor)
Investments in real estate (1)	$46,478	$—	$—	$46,478

For the Period January 1, 2010 through November 9, 2010 (Predecessor)
Investments in real estate (1)	$1,104,934	$—	$141,579	$963,355
Liabilities (2)	15,794,687	—	—	15,794,687

(1) Refer to Note 3 for more information regarding impairment.

(2) The fair value of debt relates to the properties that emerged from bankruptcy during the period January 1, 2010 through November 9, 2010.

We estimated fair value relating to these impairment assessments based upon discounted cash flow and direct capitalization models that included all projected cash inflows and outflows over a specific holding period, or the negotiated sales price, if applicable. Such projected cash flows are comprised of unobservable inputs which include contractual rental revenues and forecasted rental revenues and expenses based upon market conditions and expectations for growth. Capitalization rates and discount rates utilized in these models were based upon observable rates that we believed to be within a reasonable range of current market rates for each property analyzed. Based upon these inputs, we determined that our valuations of properties using a discounted cash flow or a direct capitalization model were classified within Level 3 of the fair value hierarchy. For our properties for which the estimated fair value was based on estimated sales prices, we determined that our valuation was classified within Level 2 of the fair value hierarchy.

In addition, the fair value of liabilities related to debt on the properties that filed for bankruptcy and emerged during the period from April 9, 2009 through November 9, 2010 was $15.79 billion as of November 9, 2010 and were fair valued using Level 3 inputs.  Fair value was determined based on the net present value of debt using current market rates.

The following table summarizes gains and losses recorded within earnings as a result of changes in fair value:

	Total Loss
	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Investments in real estate (1)	$(68,382)	$—	$(35,290)	$(1,031,810)
Liabilities (2)	—	—	(200,921)	(287,991)

(1) Refer to Note 3 for more information regarding impairment.

(2) The fair value of liabilities relates to debt on the properties that filed for bankruptcy and emerged during the period from April 9, 2009 through November 9, 2010.

Prior to emergence, we elected the fair value option for debt related to certain properties that were held for sale.  The unpaid debt balance, fair value estimates, fair value measurements, gain (in reorganization items) and interest expense as of November 9, 2010 and for the period from January 1, 2010 through November 9, 2010 and the year ended December 31, 2009, with respect to these properties are as follows:

	November 9, 2010					Interest Expense
	Unpaid Debt Balance of Properties Held for Sale	Fair Value Estimate of Properties Held for Sale	Significant Unobservable Inputs (Level 3)	Total Gain Period from January 1, 2010 through November 9, 2010	Total Gain for the Year Ended December 31, 2009	for the Period from January 1, 2010 through November 9, 2010	Interest Expense for the Year Ended December 31, 2009
	(In thousands)
Mortgages, notes and loans payable	$644,277	$556,415	$556,415	$36,243	$54,224	$29,694	$36,737

An entity may choose to de-elect the fair value option when a defined qualifying event occurs. As the emergence from bankruptcy and subsequent acquisition method accounting met the definition of a qualifying event to de-elect, the Successor chose as of November 9, 2010 to de-elect from the fair value option for all previously elected mortgages.

Fair Value of Financial Instruments

The fair values of our financial instruments approximate their carrying amount in our consolidated financial statements except for debt.  Management’s estimates of fair value are presented below for our debt as of December 31, 2011 and December 31, 2010.

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Fixed-rate debt	$14,795,370	$14,978,908	$15,416,077	$15,217,325
Variable-rate debt	2,347,644	2,326,533	2,425,680	2,427,845
	$17,143,014	$17,305,441	$17,841,757	$17,645,170

The fair value of our Junior Subordinated Notes approximates their carrying amount as of December 31, 2011 and December 31, 2010.  We estimated the fair value of this debt based on recent financing transactions, estimates of the fair value of the property that serves as collateral for such debt, historical risk premiums for loans of comparable quality, current London Interbank Offered Rate (“LIBOR”), U.S. treasury obligation interest rates and on the discounted estimated future cash payments to be made on such debt. The discount rates estimated reflect our judgment as to what the approximate current lending rates for loans or groups of loans with similar maturities and credit quality would be if credit markets were operating efficiently and assume that the debt is outstanding through maturity. We have utilized market information as available or present value techniques to estimate the amounts required to be disclosed, or, in the case of the Successor, recorded due to the acquisition method of accounting (Note 4).  Since such amounts are estimates that are based on limited available market information for similar transactions and do not acknowledge transfer or other repayment restrictions that may exist in specific loans, it is unlikely that the estimated fair value of any of such debt could be realized by immediate settlement of the obligation.

Foreign Currency Translation

The functional currencies for our international joint ventures are their local currencies.  Assets and liabilities of these investments are translated at the rate of exchange in effect on the balance sheet date and operations are translated at the weighted average exchange rate for the period.  Translation adjustments resulting from the translation of assets and liabilities are accumulated in stockholders’ equity as a component of accumulated other comprehensive income (loss).  Translation of operations is reflected in equity in other comprehensive income.

Reorganization Items

Reorganization items are expense or income items that were incurred or realized by the Debtors as a result of the Chapter 11 Cases and are presented separately in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Predecessor.  Reorganization items include legal fees, professional fees and similar types of expenses resulting from activities of the reorganization process, gains on liabilities subject to compromise directly related to the Chapter 11 Cases, and interest earned on cash accumulated by the Debtors as a result of the Chapter 11 Cases.  We recognized a net expense on reorganization items of $356.9 million for the period January 1, 2010 through November 9, 2010 and a net credit of $76.9 million for the year ended December 31, 2009. These amounts exclude reorganization items that are currently included within discontinued operations.  We did not recognize any reorganization items in 2011 or in the Successor period of 2010.

The terms of engagement and the timing of payment for professional services rendered during our Chapter 11 proceedings were subject to approval by the Bankruptcy Court.  In addition, certain of these retained professionals had agreements that provided for success or completion fees that became payable upon the Effective Date.  As of December 31, 2010 we accrued $7.1 million of success or completion fees in accounts payable and accrued expenses on the Consolidated Balance Sheet.  All success fees were fully paid as of December 31, 2011.

In addition, we adopted a key employee incentive program (the “KEIP”) which provided for payment to certain key employees upon successful emergence from bankruptcy.  The amount payable under the KEIP was calculated based upon a formula related to the recovery to creditors and equity holders measured on the Effective Date and on February 7, 2011, 90 days after the Effective Date.  Approximately $181.5 million was paid in two installments, November 12, 2010 and February 25, 2011, under the KEIP.  Our liability under the Plan was recognized from the date the KEIP was approved by the Bankruptcy Court to the Effective Date.  We accrued a liability for the KEIP in Accounts payable and accrued expenses on the Consolidated Balance Sheets of approximately $115.5 million and $27.5 million as of December 31, 2010 and 2009, respectively.  The related expense was recognized in Reorganization items.  All KEIP amounts were fully paid as of December 31, 2011.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  For example, estimates and assumptions have been made with respect to fair values of assets and liabilities for purposes of applying the acquisition method of accounting, the useful lives of assets, capitalization of development and leasing costs, provision for income taxes, recoverable amounts of receivables and deferred taxes, initial valuations and related amortization periods of deferred costs and intangibles, particularly with respect to acquisitions, impairment of long-lived assets and goodwill, fair value of debt and cost ratios and completion percentages used for land sales (prior to the spin-off of HHC).  Actual results could differ from these and other estimates.

ACQUISITIONS, DISPOSITIONS AND INTANGIBLES	12 Months Ended
Dec. 31, 2011
ACQUISITIONS, DISPOSITIONS AND INTANGIBLES
ACQUISITIONS, DISPOSITIONS AND INTANGIBLES

NOTE 4                            ACQUISITIONS, DISPOSITIONS AND INTANGIBLES

Acquisitions and Dispositions

During 2011, we acquired 11 anchor pads for approximately $78.7 million.  In addition, we sold our interest in 14 consolidated properties for aggregate sales proceeds of $507.3 million, which resulted in a $114.8 million reduction in mortgage payable.

On November 10, 2011, GGP and Kimco Realty (“Kimco”) executed a joint venture partnership agreement whereby both companies would own 50% interest of Owings Mills Mall, LLC (“Owings Mills Joint Venture”), a property that was previously included in consolidated properties.  As part of Owings Mills Joint Venture, GGP and Kimco will redevelop the one million square foot regional mall in Owings Mills, Maryland.  Kimco purchased the 50% interest for $16.4 million which was paid directly to GGP and not contributed into the Owings Mills Joint Venture.  GGP recognized a $2.1 million gain as a result of the partial sale. GGP will account for Owings Mills using the equity method of accounting as we share control over major decisions and Kimco has substantive participating rights.

On September 19, 2011, we contributed St. Louis Galleria, a wholly-owned regional mall located in St. Louis, Missouri, into a newly formed joint venture, GGP-CPP Venture, LP (“GGP-CPP”) which was formed with the Canada Pension Plan Investment Board (“CPP”).  CPPIB contributed approximately $83 million of cash into GGP-CPP.  GGP-CPP used the cash to purchase Plaza Frontenac, a regional mall located in Frontenac, Missouri, a suburb of St. Louis.  In exchange for our contribution of St. Louis Galleria, we received a 55% economic interest in Plaza Frontenac and a 74% economic interest in St. Louis Galleria.  GGP is the general partner in GGP-CPP; however, because we share control over major decisions with CPP and CPP has substantive participating rights, we will account for GGP-CPP under the equity method of accounting.  No gain or loss was recorded upon the contribution of St. Louis Galleria to GGP-CPP as no cash was received in exchange for the contribution.

In June 2011, we closed on a transaction with a third party in which we sold our ownership share of Superstition Springs Center and Arrowhead Towne Center, both located in Phoenix, Arizona for $120.0 million, which consisted of a sales price of $168.0 million less $48.0 million of debt assumed by the third party.  In exchange we received six big-box anchor locations in Arizona, California, Illinois and Utah previously owned by the third party and $75.0 million in cash. The transaction was treated as a non-monetary exchange that resulted in a minimal gain.

In addition, we transferred eight consolidated properties to the lender in lieu of debt, which resulted in a $406.5 million reduction in mortgage notes payable.

Acquisition Method of Accounting Adjustments on the Effective Date

The structure of the Plan Sponsors’ investments triggered the acquisition method of accounting, as the Plan and consummation of the Investment Agreements and the Texas Teachers Investment Agreement constituted a business combination. New GGP, Inc. was the acquirer that obtained control as it obtained all of the common stock of the Predecessor (a business for purposes of applying the acquisition method of accounting) in exchange for issuing its stock to the Predecessor common stockholders on a one-for-one basis (excluding fractional shares). The acquisition method of accounting was applied at the Effective Date and, therefore, the Successor’s balance sheet as of December 31, 2010 and statements of operations, cash flows and equity for the period November 10, 2010 through December 31, 2010 reflects the revaluation of the Predecessor’s assets and liabilities to fair value as of the Effective Date.  The acquisition method of accounting has been applied to the assets and liabilities of the Successor to reflect the acquisition of the Predecessor by the Successor as part of the Plan. The acquisition method of accounting adjustments recorded on the Effective Date reflect the allocation of the estimated purchase price as presented in the table below. Such adjustments reflect the amounts required to adjust the carrying values of our assets and liabilities, after giving effect to the transactions pursuant to the Plan and the distribution of HHC, to the fair values of such remaining assets and liabilities and redeemable noncontrolling interests, with the offset to common equity, as provided by the acquisition method of accounting.  Accordingly, the accompanying financial statements have been prepared in conformity with ASC 852-10, Reorganizations, and ASC 805-10, Business Combinations, for the Successor as a new entity including assets, liabilities and a capital structure with carrying values not comparable with prior periods.

Purchase Price Allocation

(in thousands)

		November 9, 2010
Sources of funds		$6,761,250
Plus: Existing GGP common equity *		4,446,691
Plus: Assumed liabilities
Fair value of mortgages, notes and loans payable		18,834,033
Deferred tax liabilities		39,113
Accounts payable and accrued expenses:
Below-market tenant leases	988,018
HHC tax indemnity	303,750
Accounts payable to affiliates	221,986
Accrued payroll and bonus	225,811
Accounts payable	304,794
Real estate tax payable	107,621
Uncertain tax position liability	20,247
Above-market ground leases	9,839
Other accounts payable and accrued expenses	478,293
Total accounts payable and accrued expenses		2,660,359
Total assumed liabilities		21,533,505
Plus: Total redeemable noncontrolling interests		220,842
Plus: Noncontrolling interests in consolidated real estate affiliates		102,171
Total purchase price		$33,064,459

Land		$4,858,396
Buildings and equipment:
Buildings and equipment	18,717,983
In-place leases	603,697
Lease commissions and costs	1,403,924
Total buildings and equipment		20,725,604
Developments in progress		137,055
Investment in and loans to/from Unconsolidated Real Estate Affiliates		3,184,739
Cash and cash equivalents		1,537,599
Accounts and notes receivable, net		129,439
Deferred expenses:
Lease commissions	154,550
Capitalized legal/marketing costs	26,757
Total deferred expenses		181,307
Prepaid expenses and other assets:
Above-market tenant leases	1,634,332
Below-market ground leases	259,356
Security and escrow deposits	153,294
Prepaid expenses	49,018
Real estate tax stabilization agreement	111,506
Deferred tax assets	10,576
Other	92,238
Total prepaid expenses and other assets		2,310,320
Total fair value of assets		$33,064,459

* outstanding Old GGP common stock on the Effective Date at a value of $14 per share.

The purchase price for purposes of the application of the acquisition method of accounting was calculated using the equity contributions of the Plan Sponsors, Blackstone and Texas Teachers and a $14.00 per share value of the common stock of New GGP, Inc. issued to the equity holders of the Predecessor plus the assumed liabilities of GGP, Inc. (at fair value).  The $14.00 per share value of the common stock of GGP, Inc. reflects the “when issued” closing price of New GGP, Inc. common stock on the Effective Date. Such calculation yields a purchase price of approximately $33.1 billion. The aggregate fair value of the assets and liabilities of New GGP, Inc., after the distribution of HHC pursuant to the Plan, were computed using estimates of future cash flows and other valuation techniques, including estimated discount and capitalization rates, and such estimates and techniques were also used to allocate the purchase price of acquired property between land, buildings, equipment, tenant improvements and identifiable intangible assets and liabilities such as amounts related to in-place at-market tenant leases, acquired above and below-market tenant and ground leases.   Elements of the Predecessor’s working capital have been reflected at current carrying amounts as such short-term items are assumed to be settled in cash within 12 months at such values.

The fair values of tangible assets are determined on an ‘‘if vacant’’ basis. The ‘‘if vacant’’ fair value is allocated to land, where applicable, buildings, equipment and tenant improvements based on comparable sales and other relevant information with respect to the property. Specifically, the ‘‘if vacant’’ value of the buildings and equipment was calculated using a cost approach utilizing published guidelines for current replacement cost or actual construction costs for similar, recently developed properties; and an income approach. Assumptions used in the income approach to the value of buildings include: capitalization and discount rates, lease-up time, market rents, make ready costs, land value, and site improvement value. We believe that the most influential assumption in the estimation of value based on the income approach is the assumed discount rate and an average one half of one percent change in the aggregate discount rates applied to our estimates of future cash flows would result in an approximate 3.5 percent change in the aggregate estimated value of our real estate investments.  With respect to developments in progress, the fair value of such projects approximated the carrying value.

The estimated fair value of in-place tenant leases includes lease origination costs (the costs we would have incurred to lease the property to the current occupancy level of the property) and the lost revenues during the period necessary to lease-up from vacant to the current occupancy level. Such estimate includes the fair value of leasing commissions, legal costs and tenant coordination costs that would be incurred to lease the property to this occupancy level. Additionally, we evaluate the time period over which such occupancy level would be achieved and include an estimate of the net operating costs (primarily real estate taxes, insurance and utilities) incurred during the lease-up period, which generally ranges up to one year. The fair value of acquired in-place tenant leases is included in the balance of buildings and equipment and amortized over the remaining lease term for each tenant.

Intangible assets and liabilities were calculated for above-market and below-market tenant and ground leases where we are either the lessor or the lessee. Above-market and below-market tenant and ground lease values were valued (using an interest rate which reflects the risks associated with the leases acquired) based on the difference between the contractual amounts to be received or paid pursuant to the leases and our estimate of fair market lease rates for the corresponding leases, measured over a period equal to the remaining non-cancelable term of the leases, including below market renewal options. The variance between contract rent versus prevailing market rent is projected to expiration for each particular tenant and discounted back to the date of acquisition. Significant assumptions used in determining the fair value of leasehold assets and liabilities include: (1) the market rental rate, (2) market reimbursements, (3) the market rent growth rate and (4) discount rates. Above and below-market lease values are amortized over the remaining non-cancelable terms of the respective leases (approximately five years for tenant leases and approximately 50 years for ground leases). The remaining term of leases with lease renewal options with terms significantly below (25% or more discount to the assumed market rate of the tenant’s space at the time the renewal option is to apply) market reflect the assumed exercise of such renewal options and assume the amortization period would coincide with the extended lease term. Due to existing contacts and relationships with tenants at our currently owned properties and that there was no significant perceived difference in the renewal probability of a tenant based on such relationship, no significant value has been ascribed to the tenant relationships at the properties.

Less than 1% of our leases contain renewal options exercisable by our tenants. In estimating the fair value of the related below market lease liability, we assumed that tenants with renewal options would exercise this option if the renewal rate was at least 25% below the estimated market rate at the time of renewal. We have utilized this assumption, which we believe to be reasonable, because we believe that such a discount would be compelling and that tenants would elect to renew their leases under such favorable terms. We believe that at a discount of less than 25%, the tenant also considers qualitative factors in deciding whether to renew a below-market lease and, accordingly, renewal can not be assumed. In cases where we have assumed renewal of the below-market lease, we have used the terms of the leases, as renewed, including any below market renewal options, to amortize the calculated below-market lease intangible. If we had used a discount to estimated market rates of 10% rather than 25%, there would not have been a material change in the below-market lease intangible or the amortization of such intangible.

With respect to our investments in the Unconsolidated Real Estate Affiliates, our fair value reflects the fair value of the property held by such affiliate, as computed in a similar fashion to our majority owned properties. Such fair values have been adjusted for the consideration of our ownership and distribution preferences and limitations and rights to sell and repurchase our ownership interests. We estimated the fair value of debt based on quoted market prices for publicly-traded debt, recent financing transactions (which may not be comparable), estimates of the fair value of the property that serves as collateral for such debt, historical risk premiums for loans of comparable quality, the current LIBOR and U.S. treasury obligation interest rates, and on the discounted estimated future cash payments to be made on such debt. The discount rates estimated reflect our judgment as to what the approximate current lending rates for loans or groups of loans with similar maturities and credit quality would be if credit markets were operating efficiently and assume that the debt is outstanding through maturity. We have utilized market information as available or present value techniques to estimate such amounts. Since such amounts are estimates that are based on limited available market information for similar transactions and do not acknowledge transfer or other repayment restrictions that may exist in specific loans, it is unlikely that the estimated fair value of any of such debt could be realized by immediate settlement of the obligation.

Intangible Assets and Liabilities

The following table summarizes our intangible assets and liabilities:

	Gross Asset (Liability)	Accumulated (Amortization)/ Accretion	Net Carrying Amount
		(In thousands)
As of December 31, 2011
Tenant leases:
In-place value	$1,252,484	$(391,605)	$860,879
Above-market	1,478,798	(315,044)	1,163,754
Below-market	(819,056)	184,254	(634,802)
Ground leases:
Above-market	(9,839)	439	(9,400)
Below-market	204,432	(6,202)	198,230
Real estate tax stabilization agreement	111,506	(7,211)	104,295

As of December 31, 2010
Tenant leases:
In-place value	$1,342,036	$(56,568)	$1,285,468
Above-market	1,561,925	(43,032)	1,518,893
Below-market	(959,115)	26,804	(932,311)
Building leases:
Below-market	15,268	(242)	15,026
Ground leases:
Above-market	(9,839)	55	(9,784)
Below-market	256,758	(904)	255,854
Real estate tax stabilization agreement	111,506	(899)	110,607

The gross asset balances of the in-place value of tenant leases are included in buildings and equipment in our Consolidated Balance Sheets.  The above-market tenant leases and below-market ground leases are included in prepaid expenses and other assets; the below-market tenant leases and above-market ground leases are included in accounts payable and accrued expenses (Note 15) in our Consolidated Balance Sheets.

Amortization/accretion of these intangibles had the following effects on our loss from continuing operations:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Amortization/accretion effect on continuing operations	$(489,873)	$(65,579)	$(34,678)	$(43,525)

Future amortization is estimated to decrease net income by approximately $420.6 million in 2012, $336.8 million in 2013, $285.7 million in 2014, $243.2 million in 2015 and $202.6 million in 2016.

DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES.
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES

NOTE 5                            DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES

On March 2, 2012, we sold our interest in Village of Cross Keys for $25.0 million.  We received $8.0 million in cash and entered into a secured note receivable with the buyer for $17.0 million.

On February 21, 2012, we sold Grand Traverse Mall to RPI.  Prior to the sale, the lender forgave $18.9 million of the secured indebtedness.  This amount is recorded as a gain on extinguishment of debt and included in discontinued operations in our Consolidated Statements of Operations and Comprehensive income (Loss). RPI assumed the remaining $62.0 million of debt on the property as consideration for the sale.

On January 12, 2012, we completed the spin-off of RPI, a 30-mall portfolio totaling approximately 21 million square feet.  The RPI Spin-off was accomplished through a special dividend of the common stock of RPI to holders of GGP common stock as of December 30, 2011.  Subsequent to the spin-off, we retained a 1% interest in RPI.

All of our 2011, 2010 and 2009 dispositions are included in discontinued operations in our Consolidated Statements of Operations and Comprehensive Income (Loss) and are summarized in the table below.  We have one property classified as held for disposition as of December 31, 2011.  This property has been approved for sale and is expected to be sold or disposed of within 12 months.

As noted above, during the three months ended March 31, 2012, we sold two operating properties and completed the spin-off of RPI.  The operating results of these properties, each of which qualifies for discontinued operations, has been reclassified and reported as discontinued operations in the Consolidated Statements of Operations and Comprehensive Income (Loss) for all periods presented.

In the first quarter of 2012, we revised our intent with respect to four properties previously classified as held for sale.  As we no longer met the criteria for held for sale treatment, we reclassified these four properties as held for use in our Consolidated Balance Sheet and as continuing operations in our Consolidated Statements of Operations and Comprehensive Income (Loss) for all periods presented.  These properties have been measured at the lower of the carrying amount before the asset was classified as held for sale, adjusted for any depreciation and amortization expense that would have been recognized had the asset been continuously classified as held and used, and fair value at the date of decision not to sell.

In March 2011, we revised our intent with respect to two properties previously classified as held for sale (Mall St. Vincent and Southland Center).  As we no longer met the criteria for held for sale treatment, we reclassified these two properties as held for use in our Consolidated Balance Sheet as of March 31, 2011 and as continuing operations in our Consolidated Statements of Operations and Comprehensive Income (Loss) for all periods presented.

	Discontinued Operations
	Successor	Successor	Predecessor	Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Retail and other revenue	$304,225	$56,263	$441,101	$540,129
Land and condominium sales	—	—	96,976	45,997
Total revenues	304,225	56,263	538,077	586,126
Retail and other operating expenses	248,614	41,862	275,093	391,916
Land and condominium sales operations	—	—	99,449	50,770
Impairment loss	4,096	—	30,784	906,883
Total expenses	252,710	41,862	405,326	1,349,569
Operating income (loss)	51,515	14,401	132,751	(763,443)
Interest expense, net	(82,222)	(16,322)	(97,286)	(106,881)
Other expenses	—	(8)	26,639	69,259
Net (loss) income from operations	(30,707)	(1,929)	62,104	(801,065)
(Provision for) benefit from income taxes	(632)	(100)	472,170	20,303
Noncontrolling interest	(86)	—	(64)	453
Gains (losses) on disposition of properties	4,332	(4,976)	(1,111,277)	(966)
Net loss from discontinued operations	$(27,093)	$(7,005)	$(577,067)	$(781,275)

Distribution of HHC

As described in Note 2, certain net assets of the Predecessor were distributed to its stockholders to form HHC, a newly formed publicly held real estate company. The Predecessor recorded a loss on distribution for the difference between the carrying amount and the fair value of the disposal group when the spin-off transaction was consummated. This loss on distribution of approximately $1.11 billion was recorded by the Predecessor as discontinued operations on the Effective Date based on the fair value of the disposal group calculated based on the difference between the Predecessor’s carrying value of the carve-out group of net assets distributed to HHC and the fair value based on $36.50 per share (the NYSE closing price of HHC common stock which was traded on a “when issued” basis on the Effective Date).

UNCONSOLIDATED REAL ESTATE AFFILIATES	12 Months Ended
Dec. 31, 2011
UNCONSOLIDATED REAL ESTATE AFFILIATES.
UNCONSOLIDATED REAL ESTATE AFFILIATES

NOTE 6 UNCONSOLIDATED REAL ESTATE AFFILIATES

        The Unconsolidated Real Estate Affiliates represents our investments in real estate joint ventures. Generally, we share in the profits and losses, cash flows and other matters relating to our investments in Unconsolidated Real Estate Affiliates in accordance with our respective ownership percentages. We manage most of the properties owned by these joint ventures. As we have joint control of these ventures with our venture partners, we account for these joint ventures under the equity method.

        In certain circumstances, we have debt obligations in excess of our pro rata share of the debt of our Unconsolidated Real Estate Affiliates ("Retained Debt"). This Retained Debt represents distributed debt proceeds of the Unconsolidated Real Estate Affiliates in excess of our pro rata share of the non-recourse mortgage indebtedness of such Unconsolidated Real Estate Affiliates. The proceeds of the Retained Debt which are distributed to us are included as a reduction in our investment in Unconsolidated Real Estate Affiliates. Such Retained Debt totaled $130.6 million as of December 31, 2011 and $155.6 million as of December 31, 2010, and has been reflected as a reduction in our investment in Unconsolidated Real Estate Affiliates. We are obligated to contribute funds to our Unconsolidated Real Estate Affiliates in amounts sufficient to pay debt service on such Retained Debt. If we do not contribute such funds, our distributions from such Unconsolidated Real Estate Affiliates, or our interest in, could be reduced to the extent of such deficiencies. As of December 31, 2011, we do not anticipate an inability to perform on our obligations with respect to such Retained Debt.

        Indebtedness secured by our Unconsolidated Properties was $5.80 billion as of December 31, 2011 and $6.02 billion as of December 31, 2010. Our proportionate share of such debt was $2.78 billion as of December 31, 2011 and $2.67 billion as of December 31, 2010, including Retained Debt. There can be no assurance that the Unconsolidated Properties will be able to refinance or restructure such debt on acceptable terms or otherwise, or that joint venture operations or contributions by us and/or our partners will be sufficient to repay such loans.

        On January 29, 2010, our Brazilian joint venture, Aliansce Shopping Centers S.A. ("Aliansce"), commenced trading on the Brazilian Stock Exchange, or BM&FBovespa, as a result of an initial public offering of Aliansce's common shares in Brazil (the "Aliansce IPO"). Although we did not sell any of our Aliansce shares in the Aliansce IPO, our ownership interest in Aliansce was diluted from 49% to approximately 31% as a result of the stock sold in the Aliansce IPO. We continue to apply the equity method of accounting to our ownership interest in Aliansce. As an equity method investor, we accounted for the shares issued by Aliansce as if we had sold a proportionate share of our investment at the issuance price per share of the Aliansce IPO. Accordingly, the Predecessor recognized a gain of $9.7 million for the period from January 1, 2010 through November 9, 2010, which is reflected in equity in income (loss) of Unconsolidated Real Estate Affiliates.

Condensed Combined Financial Information of Unconsolidated Real Estate Affiliates

        Following is summarized financial information for our Unconsolidated Real Estate Affiliates. Certain 2010 and 2009 amounts have been reclassified to conform to the 2011 presentation as a result of discontinued operations.

	December 31, 2011	December 31, 2010
	(In thousands)
Condensed Combined Balance Sheets—Unconsolidated Real Estate Affiliates
Assets:
Land	$953,603	$893,769
Buildings and equipment	7,906,346	7,810,685
Less accumulated depreciation	(1,950,860)	(1,808,819)
Developments in progress	99,352	56,714

Net property and equipment	7,008,441	6,952,349
Investment in unconsolidated joint ventures	758,372	630,212

Net investment in real estate	7,766,813	7,582,561
Cash and cash equivalents	387,549	421,206
Accounts and notes receivable, net	162,822	148,059
Deferred expenses, net	250,865	196,809
Prepaid expenses and other assets	143,021	116,926
Assets held for disposition	—	94,336

Total assets	$8,711,070	$8,559,897

Liabilities and Owners' Equity:
Mortgages, notes and loans payable	$5,790,509	$5,891,224
Accounts payable, accrued expenses and other liabilities	446,462	361,721
Liabilities on assets held for disposition	—	143,517
Owners' equity	2,474,099	2,163,435

Total liabilities and owners' equity	$8,711,070	$8,559,897

Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owners' equity	$2,474,099	$2,163,435
Less joint venture partners' equity	(1,417,682)	(2,006,460)
Capital or basis differences and loans	1,996,556	2,996,723

Investment in and loans to/from Unconsolidated Real Estate Affiliates, net	$3,052,973	$3,153,698

	Successor		Predecessor
	Year ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year ended December 31, 2009
	(In thousands)
Condensed Combined Statements of Income—Unconsolidated Real Estate Affiliates
Revenues:
Minimum rents	$723,121	$101,266	$585,791	666,577
Tenant recoveries	297,530	41,610	245,102	300,844
Overage rents	26,736	6,502	9,103	13,172
Management and other fees	16,346	1,217	15,592	9,802
Other	52,721	8,491	21,414	28,631

Total revenues	1,116,454	159,086	877,002	1,019,026

Expenses:
Real estate taxes	98,738	11,971	73,830	91,537
Property maintenance costs	40,293	7,309	31,882	36,364
Marketing	17,791	5,215	10,894	14,543
Other property operating costs	162,572	23,052	130,621	160,777
Provision for doubtful accounts	6,826	(471)	5,287	10,781
Property management and other costs	46,935	7,576	40,409	51,369
General and administrative	29,062	2,491	36,034	11,637
Provisions for impairment	—	—	881	18,046
Depreciation and amortization	267,369	36,225	211,725	240,044

Total expenses	669,586	93,368	541,563	635,098

Operating income	446,868	65,718	335,439	383,928
Interest income	18,355	2,309	17,932	5,488
Interest expense	(350,716)	(47,725)	(271,476)	(293,852)
(Provision for) benefit from for income taxes	(794)	(179)	66	(1,673)
Equity in income of unconsolidated joint ventures	54,207	9,526	43,479	61,730

Income from continuing operations	167,920	29,649	125,440	155,621
Discontinued operations	165,323	219	50,757	(61,503)
Allocation to noncontrolling interests	(3,741)	111	964	(3,453)

Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665

Equity In (Loss) Income of Unconsolidated Real Estate Affiliates:
Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665
Joint venture partners' share of income	(181,213)	(17,878)	(67,845)	(26,320)
Amortization of capital or basis differences	(145,391)	(12,605)	(61,302)	(59,710)
Gain on Aliansce IPO	—	—	9,718	—
Loss on Highland Mall conveyance	—	—	(29,668)	—
Discontinued operations	—	—	(6,207)	28,208

Equity in income (loss) of Unconsolidated Real Estate Affiliates	$2,898	$(504)	$21,857	$32,843

MORTGAGES, NOTES AND LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
MORTGAGES, NOTES AND LOANS PAYABLE
MORTGAGES, NOTES AND LOANS PAYABLE

NOTE 7                            MORTGAGES, NOTES AND LOANS PAYABLE

Mortgages, notes and loans payable are summarized as follows (see Note 18 for the maturities of our long term commitments, and note that the table below includes mortgage debt related to properties that were part of the RPI Spin-Off as such mortgage debt is included in our Consolidated Financial Statements.):

	December 31,	December 31,
	2011	2010
	(In thousands)
Fixed-rate debt:
Collateralized mortgages, notes and loans payable	$13,091,080	$13,687,452
Corporate and other unsecured term loans	1,704,290	1,728,625
Total fixed-rate debt	14,795,370	15,416,077
Variable-rate debt:
Collateralized mortgages, notes and loans payable	2,347,644	2,425,680
Total Mortgages, notes and loans payable	$17,143,014	$17,841,757
Variable-rate debt:
Junior Subordinated Notes	$206,200	$206,200

The weighted-average interest rate excluding the effects of deferred finance costs, on our collateralized mortgages, notes and loans payable was 5.13% at December 31, 2011 and 5.24% at December 31, 2010.  The weighted average interest rate, on the remaining corporate unsecured fixed and variable rate debt and the revolving credit facility was 6.18% at December 31, 2011.

We are not aware of any instance of non-compliance with our financial covenants related to our mortgages, notes and loans payable as of December 31, 2011.

During the year ended December 31, 2011, we or our Unconsolidated Real Estate Affiliates refinanced the mortgage notes on 20 Consolidated and Unconsolidated regional malls representing $3.24 billion of new mortgage notes at our proportionate share.  These 20 new fixed-rate mortgage notes have a weighted average term of 10.16 years and generated cash proceeds in excess of in-place financing of approximately $619 million to GGP.  We have also been able to lower the weighted average interest rate of these 20 mortgage notes from 5.83% to 5.06%, while lengthening the term by approximately seven years over the remaining term previously in place.

Collateralized Mortgages, Notes and Loans Payable

As of December 31, 2011, $22.67 billion of land, buildings and equipment and developments in progress (before accumulated depreciation) have been pledged as collateral for our mortgages, notes and loans payable. Certain of these secured loans, representing $2.92 billion of debt, are cross-collateralized with other properties.  Although a majority of the $15.44 billion of fixed and variable rate collateralized mortgages, notes and loans payable are non-recourse, $2.49 billion of such mortgages, notes and loans payable are recourse due to guarantees or other security provisions for the benefit of the note holder.  In addition, certain mortgage loans contain other credit enhancement provisions (primarily master leases for all or a portion of the property) which have been provided by GGP.  Certain mortgages, notes and loans payable may be prepaid but are generally subject to a prepayment penalty equal to a yield-maintenance premium, defeasance or a percentage of the loan balance.

Corporate and Other Unsecured Loans

We have certain unsecured debt obligations, the terms of which are described below.  As the result of a consensual agreement reached in the third quarter of 2010 with lenders of certain of our corporate debt, we recognized $83.7 million of additional interest expense for the period January1, 2010 through November 9, 2010.  The results of the Plan treatment for each of these obligations is also described below.

GGP Capital Trust I, a Delaware statutory trust (the “Trust”) and a wholly-owned subsidiary of GGPLP, completed a private placement of $200.0 million of trust preferred securities (“TRUPS”) in 2006.  The Trust also issued $6.2 million of Common Securities to GGPLP.  The Trust used the proceeds from the sale of the TRUPS and Common Securities to purchase $206.2 million of floating rate Junior Subordinated Notes of GGPLP due 2041.  Distributions on the TRUPS are equal to LIBOR plus 1.45%.  Distributions are cumulative and accrue from the date of original issuance.  The TRUPS mature on April 30, 2041, but may be redeemed beginning on April 30, 2011 if the Trust exercises its right to redeem a like amount of the Junior Subordinated Notes.  The Junior Subordinated Notes bear interest at LIBOR plus 1.45%. Though the Trust is a wholly-owned subsidiary of GGPLP, we are not the primary beneficiary of the Trust and, accordingly, it is not consolidated for accounting purposes.  As a result, we have recorded the Junior Subordinated Notes as Mortgages, Notes and Loans Payable and our common equity interest in the Trust as Prepaid Expenses and Other Assets in our Consolidated Balance Sheets at December 31, 2011 and 2010.  The Plan provided for reinstatement of the TRUPS.

We have publicly-traded unsecured bonds of $1.65 billion outstanding as of December 31, 2011 and December 31, 2010.  Such bonds have maturity dates from September 2012 through November 2015 and interest rates ranging from 5.38% to 7.20%.  The bonds have covenants, including ratios of secured debt to gross assets and total debt to total gross assets. We expect to repay the $349.5 million of bonds that are due in September 2012.

In connection with the consummation of the Plan, we entered into a revolving credit facility (the “Facility”) providing for revolving loans of up to $300 million, none of which was used to consummate the Plan.  On February 25, 2011, we amended the Facility to provide for loans up to approximately $720 million and, under certain circumstances, up to $1 billion. On April 11, 2011, we further amended the Facility to provide for loans up to $750 million retaining the right, in certain circumstances, to borrow up to $1 billion.  The Facility is scheduled to mature three years from the Effective Date and the Facility is guaranteed by certain of our subsidiaries and secured by (i) first lien mortgages on certain properties, (ii) first-lien pledges of equity interests in certain of our subsidiaries and (iii) various additional collateral.

No amounts have been drawn on the Facility.  Borrowings under the Facility bear interest at a rate equal to LIBOR plus 4.5%.  The Facility contains certain restrictive covenants which limit material changes in the nature of our business conducted, including but not limited to, mergers, dissolutions or liquidations, dispositions of assets, liens, incurrence of additional indebtedness, dividends, transactions with affiliates, prepayment of subordinated debt, negative pledges and changes in fiscal periods. In addition, we are required to maintain a maximum net debt to value ratio, a maximum leverage ratio and a minimum net cash interest coverage ratio and we are not aware of any non-compliance with such covenants as of December 31, 2011.

Letters of Credit and Surety Bonds

We had outstanding letters of credit and surety bonds of $19.1 million as of December 31, 2011 and $41.8 million as of December 31, 2010.  These letters of credit and bonds were issued primarily in connection with insurance requirements, special real estate assessments and construction obligations.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 8                            INCOME TAXES

We have elected to be taxed as a REIT under sections 856-860 of the Internal Revenue Code.  We intend to maintain REIT status.  To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including requirements to distribute at least 90% of our ordinary taxable income and to either distribute 100% of capital gains to stockholders, or pay corporate income tax on the undistributed capital gains. In addition, the Company is required to meet certain asset and income tests.

As a REIT, we will generally not be subject to corporate level Federal income tax on taxable income we distribute currently to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to Federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years.  Even if we qualify for taxation as a REIT, we may be subject to certain state and local taxes on our income or property, and to Federal income and excise taxes on our undistributed taxable income.  Generally, we are currently open to audit by the Internal Revenue Service for the years ending December 31, 2007 through 2011 and are open to audit by state taxing authorities for years ending December 31, 2006 through 2011.  Two of the Predecessor’s taxable REIT subsidiaries distributed as part of HHC were subject to IRS audit for the years ended December 31, 2007 and 2008.  On February 9, 2011, the two taxable REIT subsidiaries received statutory notices of deficiency (“90-day letters”) seeking $144.1 million in additional tax.  The two taxable REIT subsidiaries filed petitions in the U.S. Tax Court on May 6, 2011 and the government filed answers on July 6, 2011.  It is the Predecessor’s position that the tax law in question has been properly applied and reflected in the 2007 and 2008 returns for these two taxable REIT subsidiaries.  However, as the result of the IRS’ position, the Predecessor previously provided appropriate levels for the additional taxes sought by the IRS, through its uncertain tax position liability or deferred tax liabilities.  Although the Predecessor believes the tax returns are correct, the final determination of tax examinations and any related litigation could be different than what was reported on the returns.

In the opinion of management, the Predecessor has made adequate tax provisions for the years subject to examination.

Based on our assessment of the expected outcome of examinations that are in process or may commence, or as a result of the expiration of the statute of limitations for specific jurisdictions, we do not expect that the related unrecognized tax benefits, excluding accrued interest, for tax positions taken regarding previously filed tax returns will materially change from those recorded at December 31, 2011 during the next twelve months.

As a result of the emergence transactions, the Predecessor and its subsidiaries did experience an ownership change as defined under section 382 of the Internal Revenue Code which will limit its use of certain tax attributes.    As such, there are valuation allowances placed on deferred tax assets where appropriate.   Most of the attributes of the Predecessor were either used in effecting the reorganization or transferred to HHC.  Remaining attributes subject to limitation under Section 382 are not material.

The provision for (benefit from) income taxes for the year ended December 31, 2011, the period from November 10 through December 31, 2010, the period from January 1, 2010 through November 9, 2010 and the year ended December 31, 2009 were as follows:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Current	$11,548	$141	$(6,449)	$(7,108)
Deferred	(2,825)	(9,133)	(54,513)	12,801
Total from Continuing Operations	8,723	(8,992)	(60,692)	5,693

Current	634	(2,676)	(28,791)	(8,335)
Deferred	—	2,777	(443,379)	(11,968)
Total from Discontinued Operations	634	101	(472,170)	(20,303)

Total	$9,357	$(8,891)	$(533,132)	$(14,610)

The distribution of assets from the Predecessor in the formation of HHC significantly changed the Successor’s exposure to income taxes.  The majority of taxable activities within the Predecessor were distributed in the formation of HHC with relatively insignificant taxable activities remaining with the Successor.  The vast majority of the Successor’s activities are conducted within the REIT structure.  REIT earnings are generally not subject to federal income taxes.  As such, the Successor’s provision for (benefit from) income taxes is not a material item in its financial statements.

Total provision for (benefit from) income taxes computed for continuing and discontinued operations by applying the Federal corporate tax rate for the year ended December 31, 2011, the period from November 10 through December 31, 2010, the period from January 1, 2010 through November 9, 2010 and the year ended December 31, 2009 were as follows:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Tax at statutory rate on earnings from continuing operations before income taxes	$(109,050)	$(90,011)	$(225,959)	$(175,138)
Increase (decrease) in valuation allowances, net	(497)	1,491	(24,608)	22,479
State income taxes, net of Federal income tax benefit	5,488	576	2,956	3,045

Tax at statutory rate on REIT earnings not subject to Federal income taxes	111,748	90,832	228,399	155,450
Tax expense (benefit) from change in tax rates, prior period adjustments and other permanent differences	3,076	95	1,792	954
Tax expense (benefit) from discontinued operations	101	18	(472,676)	(21,180)
Uncertain tax position expense, excluding interest	(1,185)	(8,856)	(34,560)	866

Uncertain tax position interest, net of federal income tax benefit and other	(324)	(3,036)	(8,476)	(1,086)

Provision for (benefit from) income taxes	$9,357	(8,891)	(533,132)	(14,610)

Realization of a deferred tax benefit is dependent upon generating sufficient taxable income in future periods.  Our TRS net operating loss carryforwards are currently scheduled to expire in subsequent years through 2031.   All of the REIT net operating loss carryforward amounts are subject to annual limitations under Section 382 of the Code, although it is not expected that there will be a significant impact as they are expected to be utilized against pre-tax income.

The amounts and expiration dates of operating loss and tax credit carryforwards for tax purposes for our TRS’s are as follows:

	Amount	Expiration Dates
	(In thousands)
Net operating loss carryforwards - State	$25,944	2012-2031
Capital loss carryforwards	6,638	2015

Each TRS and certain REIT entities subject to state income taxes is a tax paying component for purposes of classifying deferred tax assets and liabilities.  As of December 31, 2011, we had gross deferred tax assets totaling $21.6 million, of which a valuation allowance of $17.0 million has been established against certain deferred tax assets, and gross deferred tax liabilities of $29.2 million.  Net deferred tax assets (liabilities) are summarized as follows:

	2011	2010
	(In thousands)
Total deferred tax assets	$21,574	$27,998
Valuation allowance	(16,996)	(17,493)
Net deferred tax assets	4,578	10,505
Total deferred tax liabilities	(29,220)	(36,463)
Net deferred tax liabilities	$(24,642)	$(25,958)

Due to the uncertainty of the realization of certain tax carryforwards, we have established valuation allowances on those deferred tax assets that we do not reasonably expect to realize. Deferred tax assets that we believe have only a remote possibility of realization have not been recorded.

The tax effects of temporary differences and carryforwards included in the net deferred tax liabilities as of December 31, 2011 and December 31, 2010 are summarized as follows:

	2011	2010
	(In thousands)

Operating loss and tax credit carryforwards	$5,489	$16,074
REIT deferred state tax liability	—	(9,653)
Other TRS Property, primarily differences in basis of assets and liabilities	(13,135)	(14,886)
Valuation allowance	(16,996)	(17,493)
Net deferred tax liabilities	$(24,642)	$(25,958)

We had unrecognized tax benefits recorded pursuant to uncertain tax positions of $6.1 million as of December 31, 2011, excluding interest, all of which would impact our effective tax rate.  Accrued interest related to these unrecognized tax benefits amounted to $0.7 million as of December 31, 2011.   The Successor had unrecognized tax benefits recorded pursuant to uncertain tax positions of $7.2 million as of December 31, 2010, excluding interest, all of which would impact our effective tax rate.  Accrued interest related to these unrecognized tax benefits amounted to $1.1 million as of December 31, 2010.

During the period ended November 9, 2010 and the year ended December 31, 2009 the Predecessor recognized previously unrecognized tax benefits, excluding accrued interest, of $72.9 million and $(6.2) million, respectively. The recognition of the previously unrecognized tax benefits resulted in the reduction of interest expense accrued related to these amounts.

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)

Unrecognized tax benefits, opening balance	$7,235	$16,090	$103,975	$112,915
Gross increases - tax positions in prior period	—	—	3,671	41
Gross increases - tax positions in current period	1,907	—	69,216	6,969
Gross decreases - tax positions in prior period	—	—	—	(15,950)
Lapse of statute of limitations	(944)	(8,855)	(35,117)	—
Gross decreases - other (1)	(2,145)	—	(125,291)	—
Gross decreases - tax positions in current period	—	—	(364)	—
Unrecognized tax benefits, ending balance	$6,053	$7,235	$16,090	$103,975

(1)  An uncertain tax position related to the difference between the income tax method of accounting that was used and the financial statement method of accounting for prior sales of land related to the Predecessor’s Master Planned Communities business.

Based on the Successor’s assessment of the expected outcome of existing examinations or examinations that may commence, or as a result of the expiration of the statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits, excluding accrued interest, for tax positions taken regarding previously filed tax returns will change from those recorded at December 31, 2011, although such change would not be material to the 2012 financial statements.

Earnings and profits, which determine the taxability of dividends to stockholders, differ from net income reported for financial reporting purposes due to differences for Federal income tax reporting purposes in, among other things, estimated useful lives, depreciable basis of properties and permanent and temporary differences on the inclusion or deductibility of elements of income and deductibility of expense for such purposes.

Distributions paid on our common stock and their tax status, as sent to our shareholders, is presented in the following table.  The tax status of GGP distributions in 2011, 2010 and 2009 may not be indicative of future periods.

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Year Ended December 31, 2009
	(In thousands)

Oridinary income	$0.303	$—	$0.103
Return of capital	—	—	—
Qualified dividends	—	0.244	—
Capital gain distributions	0.296	0.136	0.087
Distributions per share	$0.599	$0.380	$0.190

WARRANT LIABILITY	12 Months Ended
Dec. 31, 2011
WARRANT LIABILITY
WARRANT LIABILITY

NOTE 9 WARRANT LIABILITY

        Pursuant to the terms of the Investment Agreements, the Plan Sponsors and Blackstone were issued, on the Effective Date, 120 million warrants (the "Warrants") to purchase common stock of GGP. Below is a summary of the Warrants received by the Plan Sponsors and Blackstone.

Warrant Holder	Number of Warrants	Exercise Price
Brookfield Investor	57,500,000	$10.75
Blackstone—B	2,500,000	10.75
Fairholme	41,070,000	10.50
Pershing Square	16,430,000	10.50
Blackstone—A	2,500,000	10.50

	120,000,000

        The Warrants were fully vested upon issuance and the exercise prices are subject to adjustment for future dividends, stock dividends, distribution of assets, stock splits or reverse splits of our common stock or certain other events. As a result of these investment provisions, as of the record date of our common stock dividends, the number of shares issuable upon exercise of the outstanding Warrants was increased as follows:

		Exercise Price
Record Date	Issuable Shares	Brookfield Investor and Blackstone	Fairholme, Pershing Square and Blackstone
December 30, 2010	123,144,000	$10.48	$10.23
April 15, 2011	123,960,000	10.41	10.16
July 15, 2011	124,704,000	10.34	10.10
December 30, 2011	131,748,000	9.79	9.56

        As a result of the RPI distribution, the exercise price of the Warrants were adjusted by $0.3943 for the Brookfield Investor and Blackstone and by $0.3852 for the Fairholme, Pershing Square and Blackstone, on the record date of December 30, 2011, and the total number of issuable shares was 131,748,000.

        Each GGP Warrant has a term of seven years and expires on November 9, 2017. The Brookfield Investor Warrants and the Blackstone (A and B) Investor Warrants are immediately exercisable, while the Fairholme Warrants and the Pershing Square Warrants will be exercisable (for the initial 6.5 years from the Effective Date) only upon 90 days prior notice. No Warrants were exercised during the year ended December 31, 2011.

        The estimated fair value of the Warrants was $986.0 million on December 31, 2011 and $1.04 billion on December 31, 2010 and is recorded as a liability as the holders of the Warrants could require GGP to settle such warrants in cash in the circumstance of a subsequent change of control. Subsequent to the Effective Date, changes in the fair value of the Warrants have been and will continue to be recognized in earnings. The fair value of the Warrants was estimated using the Black Scholes option pricing model using our stock price and Level 3 inputs (Note 3). The following table summarizes the estimated fair value of the Warrants and significant assumptions used in the valuation as of December 31, 2011 and December 31, 2010:

	December 31, 2011	December 31, 2010
	(Dollars in thousands, except for share amounts)
Warrant liability	$985,962	$1,041,004
GGP stock price per share	$15.02	$15.48
Implied volatility	37%	38%
Warrant term	5.86	6.86

        The following table summarizes the change in fair value of the Warrant liability which is measured on a recurring basis:

(In thousands)
Balance at November 10, 2010	$835,752
Warrant liability adjustment	205,252

Balance at December 31, 2010	1,041,004
Warrant liability adjustment	(55,042)

Balance at December 31, 2011	$985,962

RENTALS UNDER OPERATING LEASES	12 Months Ended
Dec. 31, 2011
RENTALS UNDER OPERATING LEASES
RENTALS UNDER OPERATING LEASES

NOTE 10 RENTALS UNDER OPERATING LEASES

        We receive rental income from the leasing of retail and other space under operating leases. The minimum future rentals (excluding operating leases at properties held for disposition as of December 31, 2011 and properties part of the RPI Spin-Off—(Note 19) based on operating leases of our Consolidated Properties as of December 31, 2011 are as follows:

Year	Amount
(In thousands)
2012	$1,337,195
2013	1,267,646
2014	1,143,619
2015	1,003,459
2016	860,472
Subsequent	2,675,265

$8,287,656

        Minimum future rentals exclude amounts which are payable by certain tenants based upon a percentage of their gross sales or as reimbursement of operating expenses and amortization of above and below-market tenant leases. Such operating leases are with a variety of tenants, the majority of which are national and regional retail chains and local retailers, and consequently, our credit risk is concentrated in the retail industry.

EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS

NOTE 11       EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS

Noncontrolling Interests

The minority interests related to our common and preferred Operating Partnership units are presented as redeemable noncontrolling interests in our Consolidated Balance Sheets, presented at the greater of the carrying amount adjusted for the noncontrolling interest’s share of the allocation of income or loss (and its share of other comprehensive income or loss) and dividends or their fair value as of each measurement date.  The redeemable noncontrolling interests have been presented at carrying value plus allocated income (loss) and other comprehensive income as of December 31, 2011 and at fair value as of December 31, 2010.  The excess of the fair value over the carrying amount from period to period is recorded within additional paid-in capital in our Consolidated Balance Sheets.  Allocation to noncontrolling interests is presented as an adjustment to net income to arrive at net loss attributable to common stockholders.

Generally, the holders of the Common Units share in any distributions by the Operating Partnership with our common stockholders. However, the Operating Partnership agreement permits distributions solely to GGP if such distributions were required to allow GGP to comply with the REIT distribution requirements or to avoid the imposition of excise tax.  Under certain circumstances, the conversion rate for each Common Unit is required to be adjusted to give effect to stock distributions.  As a result, the common stock dividends declared for 2011 and 2010 modified the conversion rate to 1.0397624.  The aggregate amount of cash that would have been paid to the holders of the outstanding Common Units as of December 31, 2011 if such holders had requested redemption of the Common Units as of December 31, 2011, and all such Common Units were redeemed or purchased pursuant to the rights associated with such Common Units for cash, would have been $103.0 million.

The Plan provided that holders of the Common Units could elect to redeem, reinstate or convert their units. Four holders of the Common Units elected to redeem 226,684 Common Units in the aggregate on the Effective Date. All remaining Common Units were reinstated in the Operating Partnership on the Effective Date.

The Operating Partnership issued Convertible Preferred Units, which are convertible, with certain restrictions, at any time by the holder into Common Units of the Operating Partnership at the rates below (subject to adjustment).  The Common Units are convertible into common stock at a one to one ratio at the current stock price.  The convertible preferred units are carried at the greater of contractual redemption value or fair value (based on current stock price).

	Number of Common Units for each Preferred Unit	Number of Contractual Convertible Preferred Units Outstanding as of December 31, 2011	Converted Basis to Common Units Outstanding as of December 31, 2011	Contractual Coversion Price	Redemption Value
Series B	3.000	1,279,715	3,839,146	$16.6667	$63,985,887
Series D	1.508	532,750	803,498	33.1519	26,637,477
Series E	1.298	502,658	652,633	38.5100	25,132,889
Series C	1.000	20,000	20,000	250.0000	5,000,000
					$120,756,253

Pursuant to the Plan, holders of the Convertible Preferred Units received their previously accrued and unpaid dividends net of the applicable taxes and reinstatement of their preferred units in the Operating Partnership.  Holders of the preferred units will receive shares of the common stock of RPI as a result of the spin-off that occurred on January 12, 2012.

The following table reflects the activity of the redeemable noncontrolling interests for year ended December 31, 2011, the period November 10, 2010 through December 31, 2010, the period January 1, 2010 through November 9, 2010 and for the year ended December 31, 2009.

(In thousands)

Predecessor
Balance at January 1, 2009 (Predecessor)	$499,926
Net loss	(21,960)
Distributions	(9,433)
Conversion of operating partnership units into common shares	(324,489)
Other comprehensive income	10,573
Adjustment for noncontrolling interests in operating partnership	(13,200)
Adjust redeemable noncontrolling interests	65,416
Balance at December 31, 2009 (Predecessor)	206,833

Net loss	(26,604)
Distributions	(15,608)
Other comprehensive income	683
Adjust redeemable noncontrolling interests	55,539
Balance at November 9, 2010 (Predecessor)	220,843

Successor
Net loss	(1,868)
Other comprehensive income	(8)
Adjust redeemable noncontrolling interests	11,522
Adjustment for noncontrolling interests in operating partnership	1,875
Balance at December 31, 2010 (Successor)	232,364

Net loss	(2,212)
Distributions	(5,879)
Cash redemption of operating partnership units	(4,615)
Other comprehensive loss	(337)
Adjustment for noncontrolling interests in operating partnership	4,474
Balance at December 31, 2011 (Successor)	$223,795

Common Stock Dividend and Purchase of Common Stock

The following table summarizes the cash common stock dividends declared in 2011:

Declaration Date	Amount per Share	Date Paid	Record Date
March 29, 2011	$0.10	April 29, 2011	April 15, 2011
April 26, 2011	0.10	July 29, 2011	July 15, 2011
July 29, 2011	0.10	October 31, 2011	October 14, 2011
November 7, 2011	0.10	January 13, 2012	December 30, 2011

In addition to the November 7, 2011 cash dividend declared, the Board of Directors approved the distribution of RPI on December 20, 2011 in the form of a special dividend for which GGP shareholders were entitled to receive approximately 0.0375 shares of RPI common stock held as of December 30, 2011.  RPI’s net equity was recorded as of December 31, 2011 as a dividend payable as substantive conditions for the spin-off were met as of December 31, 2011 and it was probable that the spin-off would occur. Accordingly, as of December 31, 2011, we have recorded a distribution payable of $526.3 million and a related decrease in retained earnings (accumulated deficit), of which $426.7 million relates to the special dividend, on our Consolidated Balance Sheet.  On January 12, 2012, we distributed our shares in RPI to the shareholders of record as of the close of business on December 30, 2011. This special dividend satisfied part of our 2011 and the 2012 REIT distribution requirements.

On December 20, 2010, we declared a dividend of $0.38 per share, paid on January 27, 2011 in the amount of approximately $35.8 million in cash and issued approximately 22.3 million shares of common stock (with a valuation of $14.4725 calculated based on the volume weighted average trading prices of GGP’s common stock on January 19 and January 21, 2011).

On March 29, 2011, we announced the implementation of our Dividend Reinvestment Plan (“DRIP”). The DRIP provides eligible holders of GGP’s common stock with a convenient method of increasing their investment in the Company by reinvesting all or a portion of cash dividends in additional shares of common stock.  Eligible stockholders who enroll in the DRIP on or before the fourth business day preceding the record date for a dividend payment will be able to have that dividend reinvested. As a result of the DRIP elections for the dividends declared during 2011, 7,225,345 shares were issued during the year ended December 31, 2011.

In May 2011, we purchased shares of our common stock on the New York Stock Exchange through a private purchase.  In addition, on August 8, 2011, the Board of Directors authorized the Company to repurchase up to $250 million of our common stock on the open market.  During the year ended December 31, 2011, we have purchased 5,247,580 shares at a weighted average price of $12.53 per share for a total of $65.7 million.  The following table summarizes the stock buy-back activity during the year:

Trade Date	Shares Purchased	Average Price	Total Consideration (In thousands)

August 18 - 26, 2011	2,046,940	$13.1455	$26,908
September 1 - 22, 2011	2,273,172	12.4592	28,322
October 3 - 5, 2011	927,468	11.3308	10,509

There were no stock repurchases during 2009 and 2010.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 12       EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding.  Diluted EPS is computed after adjusting the numerator and denominator of the basic EPS computation for the effects of all potentially dilutive common shares.  The dilutive effect of the Warrants are computed using the “if-converted” method and the dilutive effect of options and their equivalents (including fixed awards and nonvested stock issued under stock-based compensation plans), is computed using the “treasury” method.

All options were anti-dilutive for all periods presented because of net losses, and, as such, their effect has not been included in the calculation of diluted net loss per share.  In addition, potentially dilutive shares of 40,781,905 related to the Warrants for the year ended December 31, 2010, have been excluded from the denominator in the computation of diluted EPS because they are also anti-dilutive.  Outstanding Common Units have also been excluded from the diluted earnings per share calculation because including such Common Units would also require that the share of GGPLP income attributable to such Common Units be added back to net income therefore resulting in no effect on EPS.

Information related to our EPS calculations is summarized as follows:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	Basic and Diluted	Basic and Diluted	Basic and Diluted	Basic and Diluted
	(In thousands)
Numerators - Basic:
Loss from continuing operations	$(279,788)	$(249,079)	$(635,341)	$(523,441)
Allocation to noncontrolling interests	(6,331)	1,843	13,572	19,911
Loss from continuing operations - net of noncontrolling interests	(286,119)	(247,236)	(621,769)	(503,530)

Discontinued operations	(27,093)	(7,005)	(577,067)	(781,275)
Allocation to noncontrolling interests	40	25	13,078	116
Discontinued operations - net of noncontrolling interests	(27,053)	(6,980)	(563,989)	(781,159)

Net (loss) income	(306,881)	(256,084)	(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	(6,291)	1,868	26,650	20,027
Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)

Numerators - Diluted:
Loss from continuing operations - net of noncontrolling interests	$(286,119)	$(247,236)	$(621,769)	$(503,530)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted loss from continuing operations	$(341,161)	$(247,236)	$(621,769)	$(503,530)

Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted net loss attributable to common stockholders	$(368,214)	$(254,216)	$(1,185,758)	$(1,284,689)

Denominators:
Weighted average number of common shares outstanding - basic	943,669	945,248	316,918	311,993
Effect of dilutive securities	37,467	—	—	—
Weighted average number of common shares outstanding - diluted	981,136	945,248	316,918	311,993

STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

NOTE 13 STOCK-BASED COMPENSATION PLANS

Incentive Stock Plans

        On October 27, 2010, New GGP, Inc. adopted the General Growth Properties, Inc. 2010 Equity Plan (the "Equity Plan") which remains in effect after the Effective Date. The number of shares of New GGP, Inc. common stock reserved for issuance under the Equity Plan is equal to 4% of New GGP, Inc.'s outstanding shares on a fully diluted basis as of the Effective Date. The Equity Plan provides for grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, other stock-based awards and performance-based compensation (collectively, "the Awards"). Directors, officers and other employees of GGP's and its subsidiaries and affiliates are eligible for Awards. The Equity Plan is not subject to the Employee Retirement Income Security Act of 1974, as amended. No participant may be granted more than 4,000,000 shares, or the equivalent dollar value of such shares, in any year. Options granted under the Equity Plan will be designated as either nonqualified stock options or incentive stock options. An option granted as an incentive stock option will, to the extent it fails to qualify as an incentive stock option, be treated as a nonqualified option. The exercise price of an option may not be less than the fair value of a share of GGP's common stock on the date of grant. The term of each option will be determined prior to the date of grant, but may not exceed ten years.

        Pursuant to the Plan, on the Effective Date, unvested options issued by the Predecessor became fully vested. Each option to acquire a share of the Predecessor common stock was replaced by two options: an option to acquire one share of New GGP, Inc. common stock and a separate option to acquire 0.098344 of a share of HHC common stock.

        The exercise price under the Predecessor outstanding options was allocated to the New GGP, Inc. options and the HHC options based on the relative fair values of the two underlying stocks. For purposes of such allocation, the volume-weighted price of shares of New GGP, Inc. and HHC during the last ten-day trading period (the "Trading Period") ending on or before the 60th day after the Effective Date was used. As the date of emergence was November 9, 2010, the Trading Period was December 27, 2010 through January 7, 2011. The volume-weighted price of one New GGP, Inc. common share was $15.29 and one HHC common share was $54.13, during the Trading Period and, therefore, the exercise prices for the Predecessor options replaced were allocated in a ratio of approximately 74.15% to GGP and 25.85% to HHC. In addition, we agreed with HHC that all exercises of replacement options, except for those of two former senior executives that they exercised in 2010 immediately upon their termination of employment, would be settled by the employer of the Predecessor employee at the time of exercise.

Stock Options

        The following tables summarize stock option activity for the Equity Plan for the Successor and for the 2003 Incentive Stock Plan for the Predecessor for the periods ended December 31, 2011, November 9 through December 31, 2010, January 1, 2010 through November 9, 2010 and for 2009.

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Stock options outstanding at January 1	5,427,011	$20.21	5,413,917	$16.26	4,241,500	$31.63	4,730,000	$33.01
(November 10 for Successor in 2010), Granted	8,662,716	15.26	1,891,857	14.73	2,100,000	10.56	—	—
Stock dividend adjustment	—	—	—	—	58,127	30.32	—	—
Exercised	(51,988)	11.05	(1,828,369)	2.72	—	—	—	—
Forfeited	(1,606,792)	14.96	(25,000)	14.73	(55,870)	64.79	(290,000)	54.66
Expired	(927,078)	39.31	(25,394)	34.05	(929,840)	44.28	(198,500)	30.78

Stock options outstanding at December 31	11,503,869	$15.65	5,427,011	$20.21	5,413,917	$20.61	4,241,500	$31.63

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price
$9.00 - $13.00	2,102,363	8.6	$10.34	602,363	6.0	$10.57
$14.00 - $17.00	8,902,418	9.3	15.15	667,440	8.9	14.73
$34.00 - $37.00	—	—	—	—	—	—
$46.00 - $50.00	499,088	0.2	46.95	499,088	0.2	46.96

Total	11,503,869	8.7	$15.65	1,768,891	5.2	$22.40

Intrinsic value (in thousands)	$9,839			$2,874

        Stock options under the Equity Plan generally vest in 20% increments annually from one year from the grant date. Options under the 2003 Plan were replaced under the Plan with options, fully vested, in New GGP Inc. common stock. The intrinsic value of outstanding and exercisable stock options as of December 31, 2011 represents the excess of our closing stock price on that date, $15.02, over the exercise price multiplied by the applicable number of shares that may be acquired upon exercise of stock options, and is not presented in the table above if the result is a negative value. The intrinsic value of exercised stock options represents the excess of our stock price at the time the option was exercised over the exercise price and was $0.2 million for options exercised during the year ended December 31, 2011 and $23.7 million for options exercised during the period from November 10, 2010 through December 31, 2010, No stock options were exercised during the period of January 1, 2010 through November 9, 2010, or during the year ended December 31, 2009.

        The weighted-average fair value of stock options as of the grant date was $4.59 for stock options granted during the year ended December 31, 2011, $3.92 for stock options granted during the period from November 10, 2010 through December 31, 2010 and $4.99 for stock options granted during the period from January 1, 2010 through November 9, 2010. No stock options were granted during the year ended December 31, 2009.

Restricted Stock

        Pursuant to the Equity Plan and the 2003 Stock Incentive Plan, GGP and the Predecessor, respectively, made restricted stock grants to certain employees and non-employee directors. The vesting terms of these grants are specific to the individual grant. The vesting terms varied in that a portion of the shares vested either immediately or on the first anniversary and the remainder vested in equal annual amounts over the next two to five years. Participating employees were required to remain employed for vesting to occur (subject to certain exceptions in the case of retirement). Shares that did not vest were forfeited. Dividends are paid on restricted stock and are not returnable, even if the underlying stock does not ultimately vest. All the Predecessor grants of restricted stock became vested at the Effective Date. Each share of the Predecessor's previously restricted common stock was replaced on the Effective Date by one share of New GGP, Inc. common stock and 0.098344 of a share of HHC common stock (rounded down to the nearest whole share because no fractional HHC shares were issued in accordance with the Plan).

        The following table summarizes restricted stock activity for the respective grant year ended December 31, 2011, the periods from November 10, 2010 through December 31, 2010, the period from January 1, 2010 through November 9, 2010 and for the year ended December 31, 2009:

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted stock grants outstanding as of beginning of period	2,807,682	$14.24	—	$—	275,433	$33.04	410,767	$41.29
Granted	84,659	14.98	3,053,092	14.21	90,000	15.14	70,000	2.10
Canceled	(329,292)	14.73	(12,500)	14.73	(8,097)	35.57	(69,628)	46.04
Vested	(846,117)	14.23	(232,910)	13.87	(357,336)	28.48	(135,706)	35.38

Nonvested restricted stock grants outstanding as of end of period	1,716,932	$14.19	2,807,682	$14.24	—	$—	275,433	$33.04

The weighted average remaining contractual term (in years) of nonvested awards as of December 31, 2011 was 2.7 years.

        The total fair value of restricted stock grants which vested was $12.1 million during the year ended December 31, 2011, $3.7 million during the period from November 10, 2010 through December 31, 2010, $5.6 million during the period from January 1, 2010 through November 9, 2010 and $0.1 million during the year ended December 31, 2009.

Threshold-Vesting Stock Options

        Under the 1998 Incentive Stock Plan (the "1998 Incentive Plan"), stock incentive awards to employees in the form of threshold-vesting stock options ("TSOs") have been granted. The exercise price of the TSO was the current market price ("CMP") as defined in the 1998 Incentive Plan of the Predecessor common stock on the date the TSO was granted. In order for the TSOs to vest, common stock must achieve and sustain the applicable threshold price for at least 20 consecutive trading days at any time during the five years following the date of grant. Participating employees must remain employed until vesting occurs in order to exercise the options. The threshold price was determined by multiplying the CMP on the date of grant by an Estimated Annual Growth Rate (7%) and compounding the product over a five-year period. TSOs granted in 2004 and thereafter were required to be exercised within 30 days of the vesting date or be forfeited. TSOs granted prior to 2004, all of which have vested, have a term of up to 10 years. Under the 1998 Incentive Plan, 8,163,995 options had been granted and there were no grants in 2008. The 1998 Incentive Plan terminated December 31, 2008. All unvested TSOs vested on the Effective Date and were replaced by vested GGP options and HHC options with equivalent terms as the former TSOs. As most TSOs were granted subsequent to 2004, the majority of the options as replacements for TSOs were forfeited on December 10, 2010. The following is information for the options as replacements for TSOs as of December 31, 2010 and for the year then ended:

Predecessor:
TSOs Outstanding, January 1, 2009	2,220,932
Forfeited/Canceled	(252,407)
Exercised	—

TSOs Outstanding, December 31, 2009	1,968,525
Stock Dividend Adjustment	30,917
Forfeited/Canceled	(305,027)
Exercised	(5,156)

TSOs Outstanding, November 9, 2010	1,689,259
Successor:
Forfeited/Expired(*)	(1,578,749)
Surrendered for cash	(1,085)

Options as replacements for TSOs outstanding, December 31, 2010	109,425
Stock Dividend Adjustment	2,370
Forfeited/Expired(*)	(8,789)
Exercised	(69,451)

Options as replacements for TSOs outstanding, December 31, 2011	33,555
Weighted Average Exercise Price Outstanding	$11.27
Weighted Average Remaining Term Outstanding	0.59
Fair Value of Outstanding Options on Effective Date (in thousands)	$465
(*)
All outstanding TSOs vested pursuant to the Plan on the Effective Date. The majority of the TSOs outstanding on the Effective Date had terms which stated that, once vested, such options would expire within 30 days if not exercised.

        Holders of in-the-money options under the 1998 Incentive Stock Plan had the right to elect, within sixty days after the Effective Date, to surrender such options for a cash payment equal to the amount by which the highest reported sales price for a share of the Predecessor common stock during the sixty-day period prior to and including the Effective Date exceeded the exercise price per share under such option, multiplied by the number of shares of common stock subject to such option.

Other Required Disclosures

        Historical data, such as the past performance of our common stock and the length of service by employees, is used to estimate expected life of the stock options, TSOs and our restricted stock and represents the period of time the options or grants are expected to be outstanding. The weighted average estimated values of options granted were based on the following assumptions:

	Successor		Predecessor
	Year Ended December 31, 2011	November 10, 2010 through December 31, 2010	January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
Risk-free interest rate(*)	1.25%	1.26%	1.39%	No options granted
Dividend yield(*)	2.50%	2.72%	2.86%	No options granted
Expected volatility	41.16%	38.00%	38.00%	No options granted
Expected life (in years)	6.5	5.0	5.0	No options granted
(*)
Weighted average

        Compensation expense related to stock-based compensation plans is summarized in the following table:

	Successor		Predecessor
	For the year ended December 31, 2011	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	For the year ended December 31, 2009
		(in thousands)
Stock options	$8,245	$953	$3,914	$1,943
Restricted stock	11,292	5,010	9,385	2,710
TSOs	—	—	2,892	3,986

Total	$19,537	$5,963	$16,191	$8,639

        The Successor consolidated statements of operations do not include any expense related to the conversion of the Predecessor options to acquire the Predecessor common stock into options to acquire New GGP, Inc. and HHC common stock as such options were fully vested at the Effective Date and no service period expense or compensation expense is therefore recognizable.

        As of December 31, 2011, total compensation expense which had not yet been recognized related to nonvested options and restricted stock grants was $61.6 million. Of this total, $19.5 million is expected to be recognized in 2012, $18.4 million in 2013, $12.0 million in 2014, $8.3 million in 2015 and $3.4 million in 2016. These amounts may be impacted by future grants, changes in forfeiture estimates or vesting terms, actual forfeiture rates which differ from estimated forfeitures and/or timing of TSO vesting.

OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS.
OTHER ASSETS

NOTE 14       OTHER ASSETS

The following table summarizes the significant components of prepaid expenses and other assets.

	December 31,	December 31,
	2011	2010
	(In thousands)
Above-market tenant leases, net (Note 4)	$1,163,754	$1,518,893
Security and escrow deposits	247,718	259,440
Below-market ground leases, net (Note 4)	198,230	255,854
Real estate tax stabilization agreement, net (Note 4)	104,295	110,607
Prepaid expenses	51,928	64,230
Other non-tenant receivables	21,198	50,920
Deferred tax, net of valuation allowances	4,578	10,505
Prepaid finance costs	1,477	56
Below-market office lessee leases net	—	15,026
Other	12,357	14,921
Total prepaid expenses and other assets	$1,805,535	$2,300,452

OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LIABILITIES.
OTHER LIABILITIES

NOTE 15       OTHER LIABILITIES

The following table summarizes the significant components of accounts payable and accrued expenses.

	December 31,	December 31,
	2011	2010
	(In thousands)
Below-market tenant leases, net (Note 4)	$634,802	$932,311
Accrued interest	196,536	143,856
Accounts payable and accrued expenses	164,139	264,578
Accrued real estate taxes	77,722	75,137
Accrued payroll and other employee liabilities	77,231	176,810
Construction payable	69,291	85,724
Deferred gains/income	65,174	60,808
Tenant and other deposits	19,336	19,109
Insurance reserve liability	17,796	17,381
Conditional asset retirement obligation liability	16,596	16,637
Above-market office lessee leases, net	13,571	—
Capital lease obligations	12,774	12,998
Uncertain tax position liability	6,847	8,356
Other	73,923	79,866
Total accounts payable and accrued expenses	$1,445,738	$1,893,571

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 16 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Components of accumulated other comprehensive income (loss) as of December 31, 2011 and 2010 are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Net unrealized (losses) gains on financial instruments	$—	$129
Foreign currency translation	(48,545)	75
Unrealized gains (losses) on available-for-sale securities	263	(32)

	$(48,282)	$172

LITIGATION	12 Months Ended
Dec. 31, 2011
LITIGATION
LITIGATION

NOTE 17 LITIGATION

        In the normal course of business, from time to time, we are involved in legal proceedings relating to the ownership and operations of our properties. In management's opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on our consolidated financial position, results of operations or liquidity.

Default Interest

        Pursuant to the Plan, the Company cured and reinstated that certain note (the "Homart Note") in the original principal amount of $254.0 million between GGP Limited Partnership and The Comptroller of the State of New York as Trustee of the Common Retirement Fund ("CRF") by payment in cash of accrued interest at the contractual non-default rate. CRF, however, contended that the Company's bankruptcy caused the Company to default under the Homart Note and, therefore, post-petition interest accrued under the Homart Note at the contractual default rate was due for the period June 1, 2009 until November 9, 2010. On June 16, 2011, the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") ruled in favor of CRF, and, on June 22, 2011, the Company elected to satisfy the Homart Note in full by paying CRF the outstanding default interest and principal amount on the Homart Note totaling $246.0 million. As a result of the ruling, the Company incurred and paid $11.7 million of default interest expense during the year ended December 31, 2011. However, the Company has appealed the Bankruptcy Court's order and has reserved its right to recover the payment of default interest.

        Pursuant to the Plan, the Company agreed to pay to the holders of claims (the "2006 Lenders") under a revolving and term loan facility (the "2006 Credit Facility") the principal amount of their claims outstanding of approximately $2.58 billion plus post-petition interest at the contractual non-default rate. However, the 2006 Lenders asserted that they were entitled to receive interest at the contractual default rate. In July 2011, the Bankruptcy Court ruled in favor of the 2006 Lenders, and in August 2011, the Company appealed the order. As a result of the ruling, the Company recorded additional default interest of $49.5 million in the year ended December 31, 2011 and has accrued $91.5 million as of December 31, 2011. The Company accrued $42.0 million of default interest as of December 31, 2010 based upon its assessment of default interest amounts that would be paid under the 2006 Credit Facility. We will continue to evaluate the appropriateness of our accrual during the appeal process.

Tax Indemnification Liability

        Pursuant to the Investment Agreements, the Successor has indemnified HHC from and against 93.75% of any and all losses, claims, damages, liabilities and reasonable expenses to which HHC and its subsidiaries become subject, in each case solely to the extent directly attributable to MPC Taxes (as defined in the Investment Agreements) in an amount up to $303.8 million. Under certain circumstances, we agreed to be responsible for interest or penalties attributable to such MPC Taxes in excess of the $303.8 million. As a result of this indemnity, The Howard Hughes Company, LLC and Howard Hughes Properties, Inc. filed petitions in the United States Tax Court on May 6, 2011, contesting this liability. We have accrued $303.8 million as of December 31, 2011 and 2010 related to the tax indemnification liability. In addition, we have accrued $21.6 million of interest related to the tax indemnification liability in accounts payable and accrued expenses on our Consolidated Balance Sheet as of December 31, 2011 and $19.7 million as of December 31, 2010. The aggregate liability of $325.4 million represents management's best estimate of our liability as of December 31, 2011, which will be periodically evaluated in the aggregate. We do not expect to make any payments on the tax indemnification liability within the next 12 months.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 18       COMMITMENTS AND CONTINGENCIES

We lease land or buildings at certain properties from third parties. The leases generally provide us with a right of first refusal in the event of a proposed sale of the property by the landlord. Rental payments are expensed as incurred and have, to the extent applicable, been straight-lined over the term of the lease. The following is a summary of our contractual rental expense as presented in our Consolidated Statements of Operations and Comprehensive Income (Loss):

	Successor		Predecessor
	Year Ended December 31,	Period from November 10, 2010 through December 31,	Period from January 1, 2010 through November 9,	Year Ended December 31,
	2011	2010	2010	2009
	(In thousands)
Contractual rent expense, including participation rent	$14,270	$1,990	$9,351	$11,683
Contractual rent expense, including participation rent and excluding amortization of above and below-market ground leases and straight-line rent	8,411	1,179	4,725	6,236

See Note 8 for our obligations related to uncertain tax positions for disclosure of additional contingencies.

The following table summarizes the contractual maturities of our long-term commitments. Long-term debt, held for sale debt and ground leases include the related acquisition accounting fair value adjustments:

	2012	2013	2014	2015	2016	Subsequent / Other	Total
	(In thousands)
Long-term debt-principal	$1,555,148	$1,388,883	$2,735,139	$2,038,427	$3,424,025	$6,001,392	$17,143,014
Held for sale debt principal(1)	72,453	—	—	—	—	—	72,453
Retained debt-principal	37,745	1,277	1,363	1,440	1,521	87,272	130,618
Junior Subordinated Notes(2)	206,200	—	—	—	—	—	206,200
Ground lease payments	6,520	6,629	6,663	6,674	6,558	223,767	256,811
Tax indemnification liability	—	—	—	—	—	303,750	303,750
Uncertain tax position liability	—	—	—	—	—	6,847	6,847
Total	$1,878,066	$1,396,789	$2,743,165	$2,046,541	$3,432,104	$6,623,028	$18,119,693

(1) Held for sale debt principal is included in liabilities held for disposition on the consolidated balance sheet.

(2) Although we do not expect the notes to be redeemed prior to maturity in 2041, the trust that owns the notes may exercise its right to redeem the notes prior to 2041.  As a result, the notes are included as amounts due in 2012.

Contingent Stock Agreement

In conjunction with GGP’s acquisition of The Rouse Company (“TRC”) in November 2004, GGP assumed TRC’s obligations under the Contingent Stock Agreement, (“the “CSA”). Under the terms of the CSA, the Predecessor was required through August 2009 to issue shares of its common stock semi-annually (February and August) to the previous owners of certain assets within the Summerlin Master Planned Community (the “CSA Assets”) dependent on the cash flows from the development and/or sale of the CSA Assets and the Predecessor’s stock price. During 2009, the Predecessor was not obligated to deliver any shares of its common stock under the CSA as the net development and sales cash flows of the CSA assets were negative for the applicable periods. The Plan provided that the final payment and settlement of all other claims under the CSA would be a total of $230.0 million, all of which has been paid by GGP as of December 31, 2010. On the Effective Date, the CSA assets were spun-out, with the other Summerlin assets, to HHC.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19       SUBSEQUENT EVENTS

On January 12, 2012, we completed the spin-off of RPI, which now owns a 30-mall portfolio, totaling approximately 21 million square feet.  The RPI Spin-Off was accomplished through a special dividend of the common stock of RPI to holders of GGP common stock as of December 30, 2011.  Subsequent to the spin-off, we retained a 1% interest in RPI.  The consolidated financial information presented herein includes RPI in discontinued operations for all periods presented.

On February 21, 2012, we sold Grand Traverse Mall to RPI.  RPI assumed the debt on the property as consideration for the purchase.

On February 23, 2012, our board approved the purchase of 11 anchor boxes from an anchor tenant for $270 million.  These anchor boxes will provide us further opportunities to expand, redevelop and enhance certain assets within our portfolio.  The acquisition is expected to close in the second quarter of 2012.

On February 27, 2012, our board approved the declaration of a quarterly common stock dividend of $0.10 per share.  The dividend is payable on April 30, 2012, to stockholders of record on April 16, 2012.

On March 2, 2012, we sold our interest in Village of Cross Keys for $25.0 million.  We received $8.0 million in cash and entered into a secured note receivable with the buyer for $17.0 million.

QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

NOTE 20       QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	2011
	Successor
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
Total revenues	$620,414	$603,020	$624,179	$657,985
Operating income	158,314	143,821	135,698	122,832
Income (loss) from continuing operations	9,846	(197,191)	260,250	(352,693)
Income (loss) from discontinued operations	(2,910)	(4,922)	(3,689)	(15,572)
Net income (loss) attributable to common shareholders	5,664	(203,047)	252,049	(367,838)
Basic earnings (loss) per share from:(1)
Continuing operations	0.01	(0.21)	0.27	(0.37)
Discontinued operations	—	(0.01)	—	(0.02)
Diluted earnings (loss) per share from:(1)
Continuing operations	—	(0.21)	(0.08)	(0.37)
Discontinued operations	—	(0.01)	—	(0.02)
Dividends declared per share(2)	0.10	0.10	0.10	0.53
Weighted-average shares outstanding:
Basic	957,435	946,769	936,260	943,669
Diluted	996,936	946,769	970,691	943,669

	2010
	Predecessor				Successor
	First Quarter	Second Quarter	Third Quarter	Period from October 1 through November 9	Period from November 10 through December 31
	(In thousands, except per share amounts)
Total revenues	$625,672	$616,642	$622,830	$276,299	$373,250
Operating income	242,641	236,348	233,818	107,492	75,804
Income (loss) from continuing operations	(19,560)	(126,080)	(226,657)	(263,044)	(249,079)
Income (loss) from discontinued operations	75,334	8,508	(7,122)	(653,787)	(7,005)
Net income (loss) attributable to common shareholders	51,656	(117,527)	(231,185)	(888,702)	(254,216)
Basic earnings (loss) per share from:(1)
Continuing operations	(0.08)	(0.40)	(0.71)	(0.78)	(0.26)
Discontinued operations	0.24	0.03	(0.02)	(2.02)	(0.01)
Diluted earnings (loss) per share from:(1)
Continuing operations	(0.08)	(0.40)	(0.71)	(0.78)	(0.26)
Discontinued operations	0.24	0.03	(0.02)	(2.02)	(0.01)
Dividends declared per share	—	—	—	—	0.38
Weighted-average shares outstanding:
Basic	315,773	317,363	317,393	317,393	945,248
Diluted	317,070	317,363	317,393	317,393	945,248

(1)          Earnings (loss) per share for the quarters do not add up to annual earnings per share due to the issuance of additional common stock during the year.

(2)          Includes $0.43 non-cash distribution of Rouse Properties, Inc. (Note 11).

PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

NOTE 21       PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

The following pro forma financial information has been presented as a result of the acquisition of the Predecessor pursuant to the Plan during 2010.  The pro forma consolidated statements of operations are based upon the historical financial information of the Predecessor and the Successor as presented in this Annual Report, excluding discontinued operations and the financial information of operations spun off to HHC, as if the transaction had been consummated on the first day of the earliest period presented.

The following pro forma financial information may not necessarily be indicative of what our actual results would have been if the Plan had been consummated as of the date assumed, nor does it purport to represent our results of operations for future periods.

	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	Pro Forma Year Ended December 31, 2010
	(In thousands)
Total revenues	$373,250	$2,141,443	$2,492,167
Loss from continuing operations	(249,079)	(635,341)	(698,515)

	Year Ended December 31, 2009	Pro Forma Year Ended December 31, 2009
Total revenues	$2,551,172	$2,521,574
Loss from continuing operations	(523,441)	(815,025)

Included in the above pro forma financial information for the year ended December 31, 2010 and 2009 are the following adjustments:

Minimum rent receipts are recognized on a straight-line basis over periods that reflect the related lease terms, and include accretion and amortization related to above and below market portions of tenant leases. Acquisition accounting pro forma adjustments reflect a change in the periods over which such items are recognized. The adjustment related to straight line rent and accretion and amortization related to above and below market portions of tenant leases was a decrease in revenues of $27.4 million for the year ended December 31, 2010 and $36.0 million for the year ended December 31, 2009.

Depreciation and amortization have been adjusted to reflect adjustments of estimated useful lives and contractual terms as well as the fair valuation of the underlying assets and liabilities, resulting in changes to the rate and amount of depreciation and amortization.

Interest expense has been adjusted to reflect the reduction in interest expense due to the repayment or replacement of certain of Old GGP’s debt as provided by the Plan. In addition, the pro forma information reflects non-cash adjustments to interest expense due to the fair valuing of debt and deferred expenses and other amounts in historical interest expense as a result of the acquisition method of accounting.

Reorganization items have been reversed as the Plan is assumed to be effective and all debtors of the Predecessor are deemed to have emerged from bankruptcy as of the first day of the periods presented and, accordingly, such expenses or items would not be incurred.

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION

DECEMBER 31, 2011

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost (f)		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)

Ala Moana Center	Honolulu, HI	$1,322,146	$571,836	1,738,740	$—	$1,892	$571,836	$1,740,632	$2,312,468	$67,252	2010	(e)
Anaheim Crossing	Anaheim, CA	—	—	4,464	—	(4,464)	—	—	—	—	2010	(e)
Animas Valley Mall	Farmington, NM	43,451	6,509	32,270	—	858	6,509	33,128	39,637	2,745	2010	(e)
Apache Mall	Rochester, MN	—	17,738	116,663	—	986	17,738	117,649	135,387	5,701	2010	(e)
Arizona Center	Phoenix, AZ	—	4,095	168,099	(4,095)	(168,099)	—	—	—	—	2010	(e)
Augusta Mall	Augusta, GA	159,401	25,450	137,376	—	3,394	25,450	140,770	166,220	8,333	2010	(e)
Austin Bluffs Plaza (g)	Colorado Springs, CO	1,983	1,425	1,075	—	—	1,425	1,075	2,500	40	2010	(e)
Bailey Hills Village	Eugene, OR	—	422	347	(422)	(347)	—	—	—	—	2010	(e)
Baskin Robbins	Idaho Falls, ID	—	333	19	—	—	333	19	352	5	2010	(e)
Baybrook Mall	Friendswood, TX	179,951	76,527	288,241	—	(2,215)	76,527	286,026	362,553	12,367	2010	(e)
Bayshore Mall	Eureka, CA	30,436	4,770	33,305	—	(327)	4,770	32,978	37,748	2,005	2010	(e)
Bayside Marketplace	Miami, FL	83,953	—	198,396	—	1,105	—	199,501	199,501	13,491	2010	(e)
Beachwood Place	Beachwood, OH	227,749	59,156	196,205	—	1,256	59,156	197,461	256,617	7,602	2010	(e)
Bellis Fair	Bellingham, WA	93,882	14,122	102,033	—	704	14,122	102,737	116,859	4,956	2010	(e)
Birchwood Mall	Port Huron, MI	46,924	8,316	44,884	—	68	8,316	44,952	53,268	2,577	2010	(e)
Boise Plaza	Boise, ID	—	3,996	645	—	(42)	3,996	603	4,599	73	2010	(e)
Boise Towne Plaza	Boise, ID	9,694	6,457	3,195	—	10	6,457	3,205	9,662	446	2010	(e)
Boise Towne Square	Boise, ID	139,650	37,724	159,923	—	213	37,724	160,136	197,860	7,055	2010	(e)
Brass Mill Center	Waterbury, CT	89,053	21,959	79,574	—	504	21,959	80,078	102,037	4,415	2010	(e)
Brass Mill Commons	Waterbury, CT	19,046	9,538	19,533	—	(133)	9,538	19,400	28,938	1,100	2010	(e)
Burlington Town Center	Burlington, VT	24,066	3,703	22,576	—	(615)	3,703	21,961	25,664	2,449	2010	(e)
Cache Valley Mall	Logan, UT	28,623	2,890	19,402	—	(48)	2,890	19,354	22,244	1,115	2010	(e)
Cache Valley Marketplace	Logan, UT	—	1,072	7,440	—	13	1,072	7,453	8,525	503	2010	(e)
Canyon Point Village Center	Las Vegas, NV	—	11,439	9,388	(11,439)	(9,388)	—	—	—	—	2010	(e)
Capital Mall	Jefferson City, MO	—	1,114	7,731	—	(45)	1,114	7,686	8,800	899	2010	(e)
Chula Vista Center	Chula Vista, CA	—	13,214	67,743	1,149	10,134	14,363	77,877	92,240	4,052	2010	(e)
Coastland Center	Naples, FL	120,694	24,470	166,038	—	343	24,470	166,381	190,851	7,605	2010	(e)
Collin Creek	Plano, TX	63,742	14,747	48,094	—	426	14,747	48,520	63,267	2,997	2010	(e)
Colony Square Mall	Zanesville, OH	28,212	4,253	29,573	—	546	4,253	30,119	34,372	2,150	2010	(e)
Columbia Mall	Columbia, MO	89,355	7,943	107,969	—	8	7,943	107,977	115,920	6,343	2010	(e)
Columbiana Centre	Columbia, SC	103,800	22,178	125,061	—	17	22,178	125,078	147,256	7,791	2010	(e)
Coral Ridge Mall	Coralville, IA	91,278	20,178	134,515	—	171	20,178	134,686	154,864	6,657	2010	(e)
Coronado Center	Albuquerque, NM	153,690	28,312	153,526	—	1,163	28,312	154,689	183,001	8,322	2010	(e)
Crossroads Center	St. Cloud, MN	78,493	15,499	103,077	—	1,480	15,499	104,557	120,056	5,855	2010	(e)
Cumberland Mall	Atlanta, GA	105,594	36,913	138,795	—	1,545	36,913	140,340	177,253	7,703	2010	(e)
Deerbrook Mall	Humble, TX	152,656	36,761	133,448	—	(295)	36,761	133,153	169,914	6,485	2010	(e)
Eastridge Mall	Casper, WY	34,310	5,484	36,756	—	91	5,484	36,847	42,331	2,299	2010	(e)
Eastridge Mall	San Jose, CA	153,167	30,368	135,317	—	603	30,368	135,920	166,288	6,147	2010	(e)
Eden Prairie Center	Eden Prairie, MN	73,308	24,985	74,733	—	83	24,985	74,816	99,801	5,902	2010	(e)
Fallbrook Center	West Hills, CA	81,771	18,479	62,432	1,543	4,364	20,022	66,796	86,818	3,622	2010	(e)
Faneuil Hall Marketplace	Boston, MD	—	—	91,817	—	(91,817)	—	—	—	—	2010	(e)
Fashion Place	Murray, UT	138,206	24,068	232,456	—	22,215	24,068	254,671	278,739	10,402	2010	(e)
Fashion Show	Las Vegas, NV	629,870	564,310	627,327	—	29,169	564,310	656,496	1,220,806	33,441	2010	(e)
Foothills Mall	Fort Collins, CO	38,682	16,137	22,259	—	1,342	16,137	23,601	39,738	2,293	2010	(e)
Fort Union	Midvale, UT	2,386	—	2,104	—	(375)	—	1,729	1,729	58	2010	(e)
Four Seasons Town Centre	Greensboro, NC	93,570	17,259	126,570	—	736	17,259	127,306	144,565	5,908	2010	(e)
Fox River Mall	Appleton, WI	185,835	42,259	217,932	—	1,029	42,259	218,961	261,220	8,857	2010	(e)
Fremont Plaza	Las Vegas, NV	—	—	1,723	—	(17)	—	1,706	1,706	202	2010	(e)
Gateway Crossing Shopping Center	Bountiful, UT	—	9,701	13,957	(9,701)	(13,957)	—	—	—	—	2010	(e)
Gateway Mall	Springfield, OR	—	7,097	36,573	—	2,574	7,097	39,147	46,244	2,457	2010	(e)
Glenbrook Square	Fort Wayne, IN	158,095	30,965	147,002	—	(447)	30,965	146,555	177,520	6,880	2010	(e)
Governor’s Square	Tallahassee, FL	75,465	18,289	123,088	—	733	18,289	123,821	142,110	8,209	2010	(e)

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)
Grand Teton Mall	Idaho Falls, ID	50,733	7,836	52,616	—	394	7,836	53,010	60,846	2,817	2010	(e)
Grand Teton Plaza	Idaho Falls, ID	—	5,230	7,042	—	577	5,230	7,619	12,849	441	2010	(e)
Greenwood Mall	Bowling Green, KY	—	12,459	85,370	—	1,912	12,459	87,282	99,741	4,494	2010	(e)
Harborplace	Baltimore, MD	50,198	—	82,834	—	835	—	83,669	83,669	3,627	2010	(e)
Hulen Mall	Fort Worth, TX	103,599	8,665	112,252	—	9,409	8,665	121,661	130,326	5,579	2010	(e)
Jordan Creek Town Center	West Des Moines, IA	173,545	54,663	262,608	—	1,643	54,663	264,251	318,914	11,394	2010	(e)
Knollwood Mall	St. Louis Park, MN	36,132	6,127	32,905	—	119	6,127	33,024	39,151	1,987	2010	(e)
Lakeland Square	Lakeland, FL	51,357	10,938	56,867	—	614	10,938	57,481	68,419	3,226	2010	(e)
Lakeside Mall	Sterling Heights, MI	155,040	36,993	130,460	—	1,275	36,993	131,735	168,728	6,039	2010	(e)
Lansing Mall	Lansing, MI	22,129	9,615	49,220	—	279	9,615	49,499	59,114	2,980	2010	(e)
Lincolnshire Commons	Lincolnshire, IL	27,423	8,806	26,848	—	(10)	8,806	26,838	35,644	1,327	2010	(e)
Lynnhaven Mall	Virginia Beach, VA	218,241	54,628	219,013	—	(1,478)	54,628	217,535	272,163	10,117	2010	(e)
Mall At Sierra Vista	Sierra Vista, AZ	23,335	7,078	36,441	—	2	7,078	36,443	43,521	1,764	2010	(e)
Mall of Louisiana	Baton Rouge, LA	234,883	88,742	319,097	—	43	88,742	319,140	407,882	11,941	2010	(e)
Mall of The Bluffs	Council Bluffs, IA	25,909	3,839	12,007	—	(205)	3,839	11,802	15,641	972	2010	(e)
Mall St. Matthews	Louisville, KY	135,695	42,014	155,809	19	1,389	42,033	157,198	199,231	6,829	2010	(e)
Mall St. Vincent	Shreveport, LA	—	4,604	21,927	—	(340)	4,604	21,587	26,191	1,396	2010	(e)
Market Place Shopping Center	Champaign, IL	105,240	21,611	111,515	—	1,378	21,611	112,893	134,504	6,137	2010	(e)
Mayfair Mall	Wauwatosa, WI	297,066	84,473	352,140	(79)	685	84,394	352,825	437,219	17,345	2010	(e)
Meadows Mall	Las Vegas, NV	97,462	30,275	136,846	—	322	30,275	137,168	167,443	6,241	2010	(e)
Mondawmin Mall	Baltimore, MD	72,556	19,707	63,348	—	4,405	19,707	67,753	87,460	4,102	2010	(e)
Newgate Mall	Ogden, UT	38,204	17,856	70,318	—	2,487	17,856	72,805	90,661	4,688	2010	(e)
Newpark Mall	Newark, CA	67,056	17,848	57,404	—	857	17,848	58,261	76,109	3,797	2010	(e)
North Plains Mall	Clovis, NM	13,160	2,218	11,768	—	379	2,218	12,147	14,365	958	2010	(e)
North Point Mall	Alpharetta, GA	207,212	57,900	228,517	—	1,930	57,900	230,447	288,347	14,810	2010	(e)
North Star Mall	San Antonio, TX	217,665	91,135	392,422	—	3,097	91,135	395,519	486,654	15,252	2010	(e)
Northridge Fashion Center	Northridge, CA	248,738	66,774	238,023	—	112	66,774	238,135	304,909	11,093	2010	(e)
NorthTown Mall	Spokane, WA	89,565	12,310	108,857	—	575	12,310	109,432	121,742	6,389	2010	(e)
Oak View Mall	Omaha, NE	84,601	20,390	107,216	—	1,673	20,390	108,889	129,279	6,406	2010	(e)
Oakwood Center	Gretna, LA	90,249	21,105	74,228	—	149	21,105	74,377	95,482	3,278	2010	(e)
Oakwood Mall	Eau Claire, WI	81,592	13,786	92,114	—	532	13,786	92,646	106,432	4,995	2010	(e)
Oglethorpe Mall	Savannah, GA	130,229	27,075	157,100	—	1,700	27,075	158,800	185,875	8,370	2010	(e)
Orem Plaza Center Street (g)	Orem, UT	2,133	1,935	2,180	—	6	1,935	2,186	4,121	71	2010	(e)
Orem Plaza State Street (g)	Orem, UT	1,320	1,264	611	—	52	1,264	663	1,927	29	2010	(e)
Owings Mills Mall	Owing Mills, MD	—	24,921	31,746	(22,519)	(6,202)	2,402	25,544	27,946	1,414	2010	(e)
Oxmoor Center	Louisville, KY	94,396	—	117,814	—	874	—	118,688	118,688	5,133	2010	(e)
Paramus Park	Paramus, NJ	96,729	31,320	102,054	—	2,026	31,320	104,080	135,400	5,956	2010	(e)
Park City Center	Lancaster, PA	195,740	42,451	195,409	—	660	42,451	196,069	238,520	5,094	2010	(e)
Park Place	Tucson, AZ	198,468	61,907	236,019	—	577	61,907	236,596	298,503	9,352	2010	(e)
Peachtree Mall	Columbus, GA	82,983	13,855	92,143	—	2,187	13,855	94,330	108,185	5,843	2010	(e)
Pecanland Mall	Monroe, LA	51,551	12,943	73,231	—	1,672	12,943	74,903	87,846	4,894	2010	(e)
Pembroke Lakes Mall	Pembroke Pines, FL	122,111	64,883	254,910	—	322	64,883	255,232	320,115	17,140	2010	(e)
Pierre Bossier Mall	Bossier City, LA	41,440	7,522	38,247	—	(291)	7,522	37,956	45,478	1,828	2010	(e)
Pine Ridge Mall	Pocatello, ID	23,133	7,534	5,013	—	49	7,534	5,062	12,596	726	2010	(e)
Pioneer Place	Portland, OR	112,329	—	97,096	—	962	—	98,058	98,058	3,712	2010	(e)
Plaza 800	Sparks, NV	—	—	61	—	336	—	397	397	14	2010	(e)
Prince Kuhio Plaza	Hilo, HI	33,814	—	52,373	—	(100)	—	52,273	52,273	3,078	2010	(e)
Providence Place	Providence, RI	421,371	—	400,893	—	1,345	—	402,238	402,238	16,169	2010	(e)
Provo Towne Centre	Provo, UT	55,422	17,027	75,871	—	(12,949)	17,027	62,922	79,949	3,559	2010	(e)
Red Cliffs Mall	St. George, UT	21,986	4,739	33,357	—	(135)	4,739	33,222	37,961	1,798	2010	(e)
Red Cliffs Plaza	St. George, UT	—	2,073	573	—	5	2,073	578	2,651	104	2010	(e)
Regency Square Mall	Jacksonville, FL	74,467	14,979	56,082	—	(660)	14,979	55,422	70,401	6,066	2010	(e)
Ridgedale Center	Minnetonka, MN	161,139	39,495	151,090	—	1,460	39,495	152,550	192,045	6,863	2010	(e)
River Falls Mall	Clarksville, IN	—	4,464	12,824	(4,464)	(12,824)	—	—	—	—	2010	(e)
River Hills Mall	Mankato, MN	76,961	16,207	85,608	—	1,352	16,207	86,960	103,167	4,577	2010	(e)

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)
River Pointe Plaza (g)	West Jordan, UT	3,303	3,128	3,509	—	6	3,128	3,515	6,643	156	2010	(e)
Riverlands Shopping Center	LaPlace, LA	—	2,017	4,676	(2,017)	(4,676)	—	—	—	—	2010	(e)
Riverside Plaza	Provo, UT	—	8,128	9,489	(8,128)	(9,489)	—	—	—	—	2010	(e)
Rivertown Crossings	Grandville, MI	167,829	47,790	181,770	—	1,507	47,790	183,277	231,067	7,992	2010	(e)
Rogue Valley Mall	Medford, OR	26,575	9,042	61,558	—	1,438	9,042	62,996	72,038	3,248	2010	(e)
Saint Louis Galleria	St. Louis, MO	—	21,425	263,596	(21,425)	(263,596)	—	—	—	—	2010	(e)
Salem Center	Salem, OR	37,416	5,925	33,620	—	(84)	5,925	33,536	39,461	1,742	2010	(e)
Sikes Senter	Wichita Falls, TX	49,891	5,915	34,075	—	1,467	5,915	35,542	41,457	3,097	2010	(e)
Silver Lake Mall	Coeur d’Alene, ID	13,078	3,237	12,914	—	33	3,237	12,947	16,184	730	2010	(e)
Sooner Mall	Norman, OK	57,721	9,902	69,570	—	2,744	9,902	72,314	82,216	3,599	2010	(e)
Southlake Mall	Morrow, GA	91,708	19,263	68,607	—	166	19,263	68,773	88,036	5,439	2010	(e)
Southland Center	Taylor, MI	—	13,698	51,861	—	(666)	13,698	51,195	64,893	2,234	2010	(e)
Southland Mall	Hayward, CA	72,908	23,407	81,474	—	6,386	23,407	87,860	111,267	4,889	2010	(e)
Southshore Mall	Aberdeen, WA	—	460	316	—	71	460	387	847	147	2010	(e)
Southwest Plaza	Littleton, CO	106,375	19,024	76,453	—	95	19,024	76,548	95,572	5,188	2010	(e)
Spokane Valley Mall	Spokane, WA	52,431	14,328	83,706	—	(9,930)	14,328	73,776	88,104	3,514	2010	(e)
Spokane Valley Plaza	Spokane, WA	—	2,488	16,503	—	(2,122)	2,488	14,381	16,869	697	2010	(e)
Spring Hill Mall	West Dundee, IL	52,611	8,219	23,679	—	(53)	8,219	23,626	31,845	1,803	2010	(e)
Staten Island Mall	Staten Island, NY	282,198	102,227	375,612	—	2,496	102,227	378,108	480,335	20,017	2010	(e)
Steeplegate Mall	Concord, NH	66,434	11,438	42,032	—	264	11,438	42,296	53,734	2,481	2010	(e)
Stonestown Galleria	San Francisco, CA	216,093	65,962	203,043	—	(705)	65,962	202,338	268,300	8,425	2010	(e)
The Boulevard Mall	Las Vegas, NV	81,895	34,523	46,428	—	851	34,523	47,279	81,802	4,340	2010	(e)
The Crossroads	Portage, MI	—	20,261	95,463	—	(40)	20,261	95,423	115,684	7,296	2010	(e)
The Gallery At Harborplace	Baltimore, MD	77,778	15,930	112,117	—	1,076	15,930	113,193	129,123	5,328	2010	(e)
The Grand Canal Shoppes	Las Vegas, NV	370,823	49,785	716,625	—	(715)	49,785	715,910	765,695	25,307	2010	(e)
The Maine Mall	South Portland, ME	200,706	36,205	238,067	—	1,464	36,205	239,531	275,736	11,253	2010	(e)
The Mall In Columbia	Columbia, MD	402,438	124,540	479,171	—	839	124,540	480,010	604,550	18,353	2010	(e)
The Parks at Arlington	Arlington, TX	183,116	19,807	299,708	—	1,315	19,807	301,023	320,830	12,018	2010	(e)
The Pines	Pine Bluff, AR	—	331	1,631	(331)	(1,631)	—	—	—	—	2010	(e)
The Shoppes at Buckland	Manchester, CT	155,358	35,180	146,474	—	(218)	35,180	146,256	181,436	8,241	2010	(e)
The Shoppes at the Palazzo	Las Vegas, NV	241,282	—	290,826	—	(1,028)	—	289,798	289,798	9,555	2010	(e)
The Shops At Fallen Timbers	Maumee, OH	46,969	3,785	31,771	(23)	1,249	3,762	33,020	36,782	1,806	2010	(e)
The Shops At La Cantera	San Antonio, TX	170,436	80,016	350,737	—	16,699	80,016	367,436	447,452	13,492	2010	(e)
The Streets At SouthPoint	Durham, NC	228,970	66,045	242,189	—	12,183	66,045	254,372	320,417	22,869	2010	(e)
The Village Of Cross Keys	Baltimore, MD	—	8,425	26,651	—	922	8,425	27,573	35,998	2,753	2010	(e)
The Woodlands Mall	The Woodlands, TX	268,047	84,889	349,315	—	479	84,889	349,794	434,683	13,614	2010	(e)
Three Rivers Mall	Kelso, WA	18,834	2,080	11,142	—	593	2,080	11,735	13,815	1,057	2010	(e)
Town East Mall	Mesquite, TX	94,703	9,928	168,555	—	4,309	9,928	172,864	182,792	7,257	2010	(e)
Tucson Mall	Tucson, AZ	112,014	2,071	193,815	—	91,381	2,071	285,196	287,267	18,054	2010	(e)
Twin Falls Crossing	Twin Falls, ID	—	1,680	2,770	(1,680)	(2,770)	—	—	—	—	2010	(e)
Tysons Galleria	McLean, VA	260,459	90,317	351,005	—	2,208	90,317	353,213	443,530	12,502	2010	(e)
University Crossing (g)	Orem, UT	4,769	8,170	16,886	—	(84)	8,170	16,802	24,972	862	2010	(e)
Valley Hills Mall	Hickory, NC	52,110	10,047	61,817	—	422	10,047	62,239	72,286	3,438	2010	(e)
Valley Plaza Mall	Bakersfield, CA	84,899	38,964	211,930	—	(878)	38,964	211,052	250,016	9,945	2010	(e)
Visalia Mall	Visalia, CA	36,402	11,912	80,185	—	(58)	11,912	80,127	92,039	3,396	2010	(e)
Vista Commons	Las Vegas, NV	—	6,348	13,110	(6,348)	(13,110)	—	—	—	—	2010	(e)
Vista Ridge Mall	Lewisville, TX	74,066	15,965	34,105	—	12,387	15,965	46,492	62,457	3,253	2010	(e)
Washington Park Mall	Bartlesville, OK	10,451	1,388	8,213	—	73	1,388	8,286	9,674	730	2010	(e)
West Oaks Mall	Ocoee, FL	64,757	20,278	55,607	(12,692)	(36,175)	7,586	19,432	27,018	1	2010	(e)
West Valley Mall	Tracy, CA	48,437	31,340	38,316	—	3,612	31,340	41,928	73,268	3,080	2010	(e)
Westlake Center	Seattle, WA	4,487	19,055	129,295	(14,819)	(98,703)	4,236	30,592	34,828	1,418	2010	(e)
Westwood Mall	Jackson, MI	27,019	5,708	28,006	—	171	5,708	28,177	33,885	1,675	2010	(e)
White Marsh Mall	Baltimore, MD	178,935	43,880	177,194	4,125	3,989	48,005	181,183	229,188	10,151	2010	(e)
White Mountain Mall	Rock Springs, WY	10,596	3,010	11,311	—	466	3,010	11,777	14,787	1,274	2010	(e)
Willowbrook	Wayne, NJ	162,852	110,660	419,822	—	3,175	110,660	422,997	533,657	20,093	2010	(e)

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)
Woodbridge Center	Woodbridge, NJ	191,054	67,825	242,744	—	8,830	67,825	251,574	319,399	10,913	2010	(e)
Woodlands Village	Flagstaff, AZ	6,040	3,624	12,960	—	(55)	3,624	12,905	16,529	869	2010	(e)
Yellowstone Square	Idaho Falls, ID	—	2,625	1,163	(2,625)	(1,163)	—	—	—	—	2010	(e)
Office, other and development in progress		2,013,447	165,478	542,790	(46,364)	(71,688)	119,114	471,102	590,216	30,617
Total		$17,349,214	$4,809,777	$20,469,723	$(162,335)	$(519,664)	$4,647,442	$19,950,059	$24,597,501	$974,185

Properties Held For Disposition:

Grand Traverse Mall	Traverse City, MI	72,453	9,269	59,307	—	—	9,269	59,307	68,576	414	2010	(e)
		$72,453	$9,269	$59,307	$—	$—	$9,269	$59,307	$68,576	$414

NOTES TO SCHEDULE III

(a)     See description of mortgages, notes and other debt payable in Note 7 of Notes to Consolidated Financial Statements.

(b)    Initial cost is the carrying value at the Effective Date due to the application of the acquisition method of accounting (Note 4).

(c)     Due to the application of the acquisition method of accounting, all dates are November 9, 2010, the Effective Date.

(d)    The aggregate cost of land, buildings and improvements for federal income tax purposes is approximately $18.2 billion.

(e)     Depreciation is computed based upon the following estimated useful lives:

Years
Buildings and improvements	45
Equipment and fixtures	5-10
Tenant improvements	Shorter of useful life or applicable lease term

(f)     During 2011, the initial cost for certain assets was adjusted; the total acquisition accounting cost was not impacted.

(g)    Property previously classified as held for sale, and was reclassified as held for use in the first quarter of 2012.

Reconciliation of Real Estate

	Successor		Predeccessor
(In thousands)	2011	2010	2009
Balance at beginning of period	$25,140,166	$28,350,102	$29,863,649
Acquisition accounting adjustments and HHC distribution	—	(3,104,518)	—
Change in Master Planned Communities land	—	—	(70,156)
Additions	383,001	12,518	263,418
Impairments	(63,910)	—	(1,079,473)
Dispositions and write-offs	(861,756)	(117,936)	(627,336)
Balance at end of period	$24,597,501	$25,140,166	$28,350,102

Reconciliation of Accumulated Depreciation

	Successor		Predeccessor
(In thousands)	2011	2010	2009
Balance at beginning of period	$129,794	$4,494,297	$4,240,222
Depreciation expense	942,661	135,003	707,183
Dispositions and write-offs	(98,270)	(4,499,506)	(453,108)
Balance at end of period	$974,185	$129,794	$4,494,297

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

        The accompanying consolidated financial statements include the accounts of GGP, our subsidiaries and joint ventures in which we have a controlling interest. For consolidated joint ventures, the noncontrolling partner's share of the assets, liabilities and operations of the joint ventures (generally computed as the joint venture partner's ownership percentage) is included in noncontrolling interests in Consolidated Real Estate Affiliates as permanent equity of the Company. All significant intercompany balances and transactions have been eliminated.

        We operate in a single reportable segment referred to as our retail and other segment, which includes the operation, development and management of retail and other rental properties, primarily regional malls. Our portfolio of regional malls represents a collection of retail properties that are targeted to a range of market sizes and consumer tastes. Each of our operating properties is considered a separate operating segment, as each property earns revenues and incurs expenses, individual operating results are reviewed and discrete financial information is available. We do not distinguish or group our consolidated operations based on geography, size or type. Further, all material operations are within the United States and no customer or tenant comprises more than 10% of consolidated revenues. As a result, the Company's operating properties are aggregated into a single reportable segment.

        Through the Effective Date in 2010, we had two reportable segments (Retail and Other and Master Planned Communities) which offered different products and services. Our segments were managed separately because each required different operating strategies or management expertise. On the Effective Date, the assets included in the Master Planned Communities segment were distributed to HHC pursuant to the Plan (Note 2) and are therefore no longer reported as a reportable segment.

Reclassifications

Reclassifications

        Certain prior period amounts in the consolidated financial statements have been reclassified to conform to the current period presentation as a result of discontinued operations. Amounts included on the statements of operations for properties sold or to be disposed of have been reclassified to discontinued operations for all periods presented. However, two properties previously classified as held for sale, Mall St. Vincent and Southland Center, were reclassified as held for use in the first quarter of 2011 and have been included in continuing operations for all periods presented in the accompanying consolidated financial statements (Note 5). Lastly, certain prior period statement of operations disclosures in the accompanying footnotes have been restated to exclude amounts which have been reclassified to discontinued operations.

Properties

Properties

        Real estate assets are stated at cost less any provisions for impairments. As discussed in Note 4, the real estate assets were recorded at fair value pursuant to the application of acquisition accounting on the Effective Date. Construction and improvement costs incurred in connection with the development of new properties or the redevelopment of existing properties are capitalized to the extent the total carrying amount of the property does not exceed the estimated fair value of the completed property. Real estate taxes and interest costs incurred during construction periods are capitalized. Capitalized interest costs are based on qualified expenditures and interest rates in place during the construction period. Capitalized real estate taxes and interest costs are amortized over lives which are consistent with the constructed assets.

        Pre-development costs, which generally include legal and professional fees and other third-party costs directly related to the construction assets, are capitalized as part of the property being developed. In the event a development is no longer deemed to be probable, the costs previously capitalized are expensed (see also our impairment policies in this Note 3 below).

        Tenant improvements, either paid directly or in the form of construction allowances paid to tenants, are capitalized and depreciated over the shorter of the useful life or the applicable lease term. Expenditures for significant betterments and improvements are capitalized. Maintenance and repairs are charged to expense when incurred.

        We periodically review the estimated useful lives of our properties. Depreciation or amortization expense is computed using the straight-line method based upon the following estimated useful lives:

Years
Buildings and improvements	45
Equipment and fixtures	5 - 10
Tenant improvements	Shorter of useful life or applicable lease term

        Accumulated depreciation was reset to zero on the Effective Date as described in Note 4 in conjunction with the application of the acquisition method of accounting due to the Plan and the Investment Agreements.

Impairment

Impairment

General

        Carrying values of our properties were reset to fair value on the Effective Date as provided by the acquisition method of accounting. Impairment charges could be taken in the future if economic conditions change or if the plans regarding such assets change. Therefore, we can provide no assurance that material impairment charges with respect to our assets, including operating properties, investments in Unconsolidated Real Estate Affiliates and developments in progress, will not occur in future periods. Accordingly, we will continue to monitor circumstances and events in future periods to determine whether impairments are warranted.

Operating properties

        Accounting for the impairment of long-lived assets requires that if impairment indicators exist and the undiscounted cash flows expected to be generated by an asset are less than its carrying amount, an impairment provision should be recorded to write down the carrying amount of such asset to its fair value. We review our consolidated assets for potential impairment indicators whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

        Impairment indicators are assessed separately for each property and include, but are not limited to, significant decreases in real estate property net operating income, significant occupancy percentage changes, debt maturities, management's intent with respect to the assets and prevailing market conditions.

        Impairment indicators for pre-development costs, which are typically costs incurred during the beginning stages of a potential development and developments in progress are assessed by project and include, but are not limited to, significant changes in the Company's plans with respect to the project, significant changes in projected completion dates, tenant demand, anticipated revenues or cash flows, development costs, market factors and sustainability of development projects.

        If an indicator of potential impairment exists, the asset is tested for recoverability by comparing its carrying amount to the estimated future undiscounted cash flows. The cash flow estimates used both for determining recoverability and estimating fair value are inherently judgmental and reflect current and projected trends in rental, occupancy and capitalization rates, and estimated holding periods for the applicable assets. Although the carrying amount may exceed the estimated fair value of certain assets, a real estate asset is only considered to be impaired when its carrying amount cannot be recovered through estimated future undiscounted cash flows. To the extent an impairment provision is determined to be necessary, the excess of the carrying amount of the asset over its estimated fair value is expensed to operations. In addition, the impairment provision is allocated proportionately to adjust the carrying amount of the asset group. The adjusted carrying amount, which represents the new cost basis of the asset, is depreciated over the remaining useful life of the asset.

        During the respective periods, we determined there were events and circumstances indicating that certain properties were not recoverable and therefore required impairments. As such, we recorded impairment charges related to three operating properties and one non-income producing asset of $68.3 million for the year ended December 31, 2011. In 2011, these provisions reduced the carrying value of certain assets to approximately $37.5 million below the approximately $83.9 million of nonrecourse notes payable related to those assets. The Predecessor recorded impairment charges related to operating properties and properties under development of $35.3 million for the period from January 1, 2010 through November 9, 2010 and $1.08 billion for the year ended December 31, 2009. These impairment charges are included in provisions for impairment in our Consolidated Statements of Operations and Comprehensive Income (Loss), except for $4.0 million for the year ended December 31, 2011, $30.8 million for the period from January 1, 2010 through November 9, 2010 and $831.1 million for the year ended December 31, 2009, which are included in discontinued operations in our Consolidated Statements of Operations and Comprehensive Income (Loss).

Investment in Unconsolidated Real Estate Affiliates

        According to the guidance related to the equity method of accounting for investments, a series of operating losses of an investee or other factors may indicate that an other-than-temporary decrease in value of our investment in the Unconsolidated Real Estate Affiliates has occurred. The investment in each of the Unconsolidated Real Estate Affiliates is evaluated periodically and as deemed necessary for valuation declines below the carrying amount. Accordingly, in addition to the property-specific impairment analysis that we perform for such joint ventures (as part of our operating property impairment process described above), we also considered whether there were other-than-temporary impairments with respect to the carrying values of our unconsolidated real estate affiliates.

        In the period January 1, 2010 through November 9, 2010, the Predecessor recorded an impairment provision of approximately $21.1 million related to the sale of its interest in Turkey, recorded in equity in income (loss) of Unconsolidated Real Estate Affiliates. We did not record any provisions for impairment related to our investments in Unconsolidated Real Estate Affiliates for the year ended December 31, 2011, for the period November 10, 2010 through December 31, 2010 and for the year ended December 31, 2009.

Goodwill

        The application of acquisition accounting on the Effective Date did not yield any goodwill for the Successor and all prior goodwill amounts of the Predecessor were eliminated (Note 4). With respect to the Predecessor, the excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed was recorded as goodwill. Recorded goodwill was tested for impairment annually or more frequently if events or changes in circumstances indicated that the asset might be impaired. The Predecessor assessed fair value based on estimated future cash flow projections that utilized discount and capitalization rates which are generally unobservable in the market place (Level 3 inputs) under these principles, but approximate the inputs we believe would be utilized by market participants in assessing fair value. Estimates of future cash flows were based on a number of factors including the historical operating results, known trends, and market/economic conditions. If the carrying amount of a property, including its goodwill, exceeded its estimated fair value, the second step of the goodwill impairment test was performed to measure the amount of impairment loss, if any. In this second step, if the implied fair value of goodwill was less than the carrying amount of goodwill, an impairment charge was recorded.

        As a result of the procedures performed, the Predecessor recorded provisions for impairment of goodwill of $140.6 million for the year ended December 31, 2009. During 2010, until the Effective Date, there were no events or circumstances that indicated that the then current carrying amount of goodwill might be impaired.

Acquisitions of Operating Properties

Acquisitions of Operating Properties

        Acquisitions of properties are accounted for utilizing the acquisition method of accounting and, accordingly, the results of operations of acquired properties were included in the results of operations from the respective dates of acquisition. Estimates of future cash flows and other valuation techniques are used to allocate the purchase price of acquired property between land, buildings and improvements, equipment, debt liabilities assumed and identifiable intangible assets and liabilities such as amounts related to in-place at-market tenant leases, acquired above and below-market tenant and ground leases and tenant relationships. No significant value had been ascribed to the tenant relationships at the acquired properties in previous years by the Predecessor or by the Successor in 2010 (Note 4).

Investments in Unconsolidated Real Estate Affiliates

Investments in Unconsolidated Real Estate Affiliates

        We account for investments in joint ventures where we own a non-controlling joint interest using the equity method. Under the equity method, the cost of our investment is adjusted for our share of the equity in earnings of such Unconsolidated Real Estate Affiliates from the date of acquisition and reduced by distributions received. Generally, the operating agreements with respect to our Unconsolidated Real Estate Affiliates provide that assets, liabilities and funding obligations are shared in accordance with our ownership percentages. Therefore, we generally also share in the profit and losses, cash flows and other matters relating to our Unconsolidated Real Estate Affiliates in accordance with our respective ownership percentages. Except for Retained Debt (as described in Note 6), differences between the carrying amount of our investment in the Unconsolidated Real Estate Affiliates and our share of the underlying equity of such Unconsolidated Real Estate Affiliates (for example, arising from the application of the acquisition method of accounting as described in Note 4) are amortized over lives ranging from five to 45 years. When cumulative distributions exceed our investment in the joint venture, the investment is reported as a liability in our consolidated financial statements. The liability is limited to our maximum potential obligation to fund contractual obligations, including recourse related to certain debt obligations.

Cash and Cash Equivalents
Cash and Cash Equivalents Highly-liquid investments with maturities at dates of purchase of three months or less are classified as cash equivalents.

Leases

Leases

        We account for the majority of our leases as operating leases. Leases which transfer substantially all the risks and benefits of ownership to tenants are considered finance leases and the present values of the minimum lease payments and the estimated residual values of the leased properties, if any, are accounted for as receivables. Leases which transfer substantially all the risks and benefits of ownership to us are considered capital leases and the present values of the minimum lease payments are accounted for as assets and liabilities.

Deferred Expenses

Deferred Expenses

        Deferred expenses primarily consist of leasing commissions and related costs and are amortized using the straight-line method over the life of the leases. Deferred expenses also include financing fees we incurred in order to obtain long-term financing and are amortized as interest expense over the terms of the respective financing agreements using the straight-line method, which approximates the effective interest method. The acquisition method of accounting eliminated such balances of deferred financing fees and the Successor only has recorded amounts incurred subsequent to the Effective Date.

Revenue Recognition and Related Matters

Revenue Recognition and Related Matters

Minimum rent revenues are recognized on a straight-line basis over the terms of the related operating leases.  Minimum rent revenues also include amounts collected from tenants to allow the termination of their leases prior to their scheduled termination dates and accretion related to above and below-market tenant leases on properties that were fair valued at emergence and acquired properties.  The following is a summary of amortization of straight-line rent, net amortization /accretion related to above and below-market tenant leases and termination income:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009

Amortization of straight-line rent	$80,111	$2,804	$28,397	$25,249
Net amortization/accretion of above and below-market tenant leases	(107,714)	(12,283)	5,109	9,128
Lease termination income	16,535	2,227	18,434	20,952

The following is a summary of straight-line rent receivables, which are included in Accounts and notes receivable, net in our Consolidated Balance Sheets and are reduced for allowances and amounts doubtful of collection:

	December 31, 2011	December 31, 2010
	(In thousands)

Straight-line rent receivables, net	$97,565	$14,125

We provide an allowance for doubtful accounts against the portion of accounts receivable, including straight-line rents, which is estimated to be uncollectible.  Such allowances are reviewed periodically based upon our recovery experience.   The following table summarizes the changes in allowance for doubtful accounts:

	Successor		Predecessor
	2011	2010	2010	2009
	(In thousands)
Balance as of January 1, (November 9, 2010 for Successor)	$40,746	$53,670	$69,235	$59,784
Provisions for doubtful accounts	5,621	50	13,294	22,901
Provisions for doubtful accounts in discontinued operations	683	430	2,576	7,430
Write-offs	(14,191)	(13,404)	(31,435)	(20,880)
Balance as of December 31, (November 9, 2010 for Predecessor)	$32,859	$40,746	$53,670	$69,235

Overage rent is paid by a tenant when its sales exceed an agreed upon minimum amount,  is recognized on an accrual basis once tenant sales exceed contractual tenant lease thresholds and is calculated by multiplying the sales in excess of the minimum amount by a percentage defined in the lease.  Recoveries from tenants are established in the leases or computed based upon a formula related to real estate taxes, insurance and other property operating expenses and are generally recognized as revenues in the period the related costs are incurred.

In leasing tenant space, we may provide funding to the lessee through a tenant allowance.  In accounting for a tenant allowance, we determine whether the allowance represents funding for the construction of leasehold improvements and evaluate the ownership, for accounting purposes, of such improvements.  If we are considered the owner of the leasehold improvements for accounting purposes, we capitalize the amount of the tenant allowance and depreciate it over the shorter of the useful life of the leasehold improvements or the related lease term.  If the tenant allowance represents a payment for a purpose other than funding leasehold improvements, or in the event we are not considered the owner of the improvements for accounting purposes, the allowance is considered to be a lease incentive and is recognized over the lease term as a reduction of rental revenue on a straight-line basis.

Income Taxes

Income Taxes (Note 8)

        To avoid current entity level U.S. federal income taxes, we expect to distribute 100% of our capital gains and ordinary income to shareholders annually. If, with respect to any taxable year, we fail to maintain our qualification as a REIT, we would not be allowed to deduct distributions to shareholders in computing our taxable income and federal income tax. If any of our REIT subsidiaries fail to qualify as a REIT, such failure could result in our loss of REIT status. If we lose our REIT status, corporate level income tax, including any applicable alternative minimum tax, would apply to our taxable income at regular corporate rates. As a result, the amount available for distribution to holders of equity securities that would otherwise receive dividends would be reduced for the year or years involved, and we would no longer be required to make distributions. In addition, unless we were entitled to relief under the relevant statutory provisions, we would be disqualified from treatment as a REIT for four subsequent taxable years.

        Deferred income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns and are recorded primarily by certain of our taxable REIT subsidiaries. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred income taxes also reflect the impact of operating loss and tax credit carryforwards. A valuation allowance is provided if we believe it is more likely than not that all or some portion of the deferred tax asset will not be realized. An increase or decrease in the valuation allowance that results from a change in circumstances, and which causes a change in our judgment about the realizability of the related deferred tax asset, is included in the current tax provision. The Successor experienced a change in control, as a result of the transactions undertaken to emerge from bankruptcy, pursuant to Section 382 of the Internal Revenue Code that could limit the benefit of deferred tax assets. In addition, we recognize and report interest and penalties, if necessary, related to uncertain tax positions within our provision for income tax expense.

Transactions with Affiliates

Transactions with Affiliates

        Management fees and other corporate revenues primarily represent management and leasing fees, development fees, financing fees and fees for other ancillary services performed for the benefit of certain of the Unconsolidated Real Estate Affiliates and for properties owned by third parties up to the sale of our management services business in June 2010. The following are fees earned from the Unconsolidated Real Estate Affiliates and third party managed properties which are included in management fees and other corporate revenues on our Consolidated Statements of Operations and Comprehensive Income (Loss):

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Management fees from affiliates	$60,752	$8,673	$51,257	$66,567

        In connection with the RPI Spin-Off (Note 19), we have entered into a Transition Services Agreement ("TSA") with RPI. Per the terms of the TSA, we have agreed to provide certain leasing, asset management, legal and other services to RPI for established fees, which are not expected to be material.

Fair Value Measurements

Fair Value Measurements

        The accounting principles for fair value measurements establish a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

  •
  Level 1—defined as observable inputs such as quoted prices for identical assets or liabilities in active markets;

  •
  Level 2—defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

  •
  Level 3—defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

        The following table summarizes our assets and liabilities that are measured at fair value on a nonrecurring basis during the year ended December 31, 2011 and for the period January 1, 2010 through November 9, 2010. No assets or liabilities were measured at fair value during the period November 10, 2010 through December 31, 2010.

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Year Ended December 31, 2011 (Successor)
Investments in real estate(1)	$46,478	$—	$—	$46,478
For the Period January 1, 2010 through November 9, 2010 (Predecessor)
Investments in real estate(1)	$1,104,934	$—	$141,579	$963,355
Liabilities(2)	15,794,687	—	—	15,794,687
(1)
Refer to Note 3 for more information regarding impairment.

(2)
The fair value of debt relates to the properties that emerged from bankruptcy during the period January 1, 2010 through November 9, 2010.

        We estimated fair value relating to these impairment assessments based upon discounted cash flow and direct capitalization models that included all projected cash inflows and outflows over a specific holding period, or the negotiated sales price, if applicable. Such projected cash flows are comprised of unobservable inputs which include contractual rental revenues and forecasted rental revenues and expenses based upon market conditions and expectations for growth. Capitalization rates and discount rates utilized in these models were based upon observable rates that we believed to be within a reasonable range of current market rates for each property analyzed. Based upon these inputs, we determined that our valuations of properties using a discounted cash flow or a direct capitalization model were classified within Level 3 of the fair value hierarchy. For our properties for which the estimated fair value was based on estimated sales prices, we determined that our valuation was classified within Level 2 of the fair value hierarchy.

        In addition, the fair value of liabilities related to debt on the properties that filed for bankruptcy and emerged during the period from April 9, 2009 through November 9, 2010 was $15.79 billion as of November 9, 2010 and were fair valued using Level 3 inputs. Fair value was determined based on the net present value of debt using current market rates.

        The following table summarizes gains and losses recorded within earnings as a result of changes in fair value:

	Total Loss
			Predecessor
	Successor
			Period from January 1, 2010 through November 9, 2010
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010		Year Ended December 31, 2009
	(In thousands)
Investments in real estate(1)	$(68,382)	$—	$(35,290)	$(1,031,810)
Liabilities(2)	—	—	(200,921)	(287,991)
(1)
Refer to Note 3 for more information regarding impairment.

(2)
The fair value of liabilities relates to debt on the properties that filed for bankruptcy and emerged during the period from April 9, 2009 through November 9, 2010.

        Prior to emergence, we elected the fair value option for debt related to certain properties that were held for sale. The unpaid debt balance, fair value estimates, fair value measurements, gain (in reorganization items) and interest expense as of November 9, 2010 and for the period from January 1, 2010 through November 9, 2010 and the year ended December 31, 2009, with respect to these properties are as follows:

	November 9, 2010
	Unpaid Debt Balance of Properties Held for Sale	Fair Value Estimate of Properties Held for Sale	Significant Unobservable Inputs (Level 3)	Total Gain Period from January 1, 2010 through November 9, 2010	Total Gain for the Year Ended December 31, 2009	Interest Expense for the Period from January 1, 2010 through November 9, 2010	Interest Expense for the Year Ended December 31, 2009
	(In thousands)
Mortgages, notes and loans payable	$644,277	$556,415	$556,415	$36,243	$54,224	$29,694	$36,737

        An entity may choose to de-elect the fair value option when a defined qualifying event occurs. As the emergence from bankruptcy and subsequent acquisition method accounting met the definition of a qualifying event to de-elect, the Successor chose as of November 9, 2010 to de-elect from the fair value option for all previously elected mortgages.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair values of our financial instruments approximate their carrying amount in our consolidated financial statements except for debt.  Management’s estimates of fair value are presented below for our debt as of December 31, 2011 and December 31, 2010.

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Fixed-rate debt	$14,795,370	$14,978,908	$15,416,077	$15,217,325
Variable-rate debt	2,347,644	2,326,533	2,425,680	2,427,845
	$17,143,014	$17,305,441	$17,841,757	$17,645,170

The fair value of our Junior Subordinated Notes approximates their carrying amount as of December 31, 2011 and December 31, 2010.  We estimated the fair value of this debt based on recent financing transactions, estimates of the fair value of the property that serves as collateral for such debt, historical risk premiums for loans of comparable quality, current London Interbank Offered Rate (“LIBOR”), U.S. treasury obligation interest rates and on the discounted estimated future cash payments to be made on such debt. The discount rates estimated reflect our judgment as to what the approximate current lending rates for loans or groups of loans with similar maturities and credit quality would be if credit markets were operating efficiently and assume that the debt is outstanding through maturity. We have utilized market information as available or present value techniques to estimate the amounts required to be disclosed, or, in the case of the Successor, recorded due to the acquisition method of accounting (Note 4).  Since such amounts are estimates that are based on limited available market information for similar transactions and do not acknowledge transfer or other repayment restrictions that may exist in specific loans, it is unlikely that the estimated fair value of any of such debt could be realized by immediate settlement of the obligation.

Foreign Currency Translation

Foreign Currency Translation

        The functional currencies for our international joint ventures are their local currencies. Assets and liabilities of these investments are translated at the rate of exchange in effect on the balance sheet date and operations are translated at the weighted average exchange rate for the period. Translation adjustments resulting from the translation of assets and liabilities are accumulated in stockholders' equity as a component of accumulated other comprehensive income (loss). Translation of operations is reflected in equity in other comprehensive income.

Reorganization Items

Reorganization Items

        Reorganization items are expense or income items that were incurred or realized by the Debtors as a result of the Chapter 11 Cases and are presented separately in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Predecessor. Reorganization items include legal fees, professional fees and similar types of expenses resulting from activities of the reorganization process, gains on liabilities subject to compromise directly related to the Chapter 11 Cases, and interest earned on cash accumulated by the Debtors as a result of the Chapter 11 Cases. We recognized a net expense on reorganization items of $339.3 million for the period January 1, 2010 through November 9, 2010 and a net credit of $118.9 million for the year ended December 31, 2009. These amounts exclude reorganization items that are currently included within discontinued operations. We did not recognize any reorganization items in 2011 or in the Successor period of 2010.

        The terms of engagement and the timing of payment for professional services rendered during our Chapter 11 proceedings were subject to approval by the Bankruptcy Court. In addition, certain of these retained professionals had agreements that provided for success or completion fees that became payable upon the Effective Date. As of December 31, 2010 we accrued $7.1 million of success or completion fees in accounts payable and accrued expenses on the Consolidated Balance Sheet. All success fees were fully paid as of December 31, 2011.

        In addition, we adopted a key employee incentive program (the "KEIP") which provided for payment to certain key employees upon successful emergence from bankruptcy. The amount payable under the KEIP was calculated based upon a formula related to the recovery to creditors and equity holders measured on the Effective Date and on February 7, 2011, 90 days after the Effective Date. Approximately $181.5 million was paid in two installments, November 12, 2010 and February 25, 2011, under the KEIP. Our liability under the Plan was recognized from the date the KEIP was approved by the Bankruptcy Court to the Effective Date. We accrued a liability for the KEIP in Accounts payable and accrued expenses on the Consolidated Balance Sheets of approximately $115.5 million and $27.5 million as of December 31, 2010 and 2009, respectively. The related expense was recognized in Reorganization items. All KEIP amounts were fully paid as of December 31, 2011.

Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. For example, estimates and assumptions have been made with respect to fair values of assets and liabilities for purposes of applying the acquisition method of accounting, the useful lives of assets, capitalization of development and leasing costs, provision for income taxes, recoverable amounts of receivables and deferred taxes, initial valuations and related amortization periods of deferred costs and intangibles, particularly with respect to acquisitions, impairment of long-lived assets and goodwill, fair value of debt and cost ratios and completion percentages used for land sales (prior to the spin-off of HHC). Actual results could differ from these and other estimates.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Years
Buildings and improvements	45
Equipment and fixtures	5 - 10
Tenant improvements	Shorter of useful life or applicable lease term

Schedule of termination income, net amortization /accretion related to above and below-market tenant leases and termination income

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009

Amortization of straight-line rent	$80,111	$2,804	$28,397	$25,249
Net amortization/accretion of above and below-market tenant leases	(107,714)	(12,283)	5,109	9,128
Lease termination income	16,535	2,227	18,434	20,952

Schedule of straight-line rent receivables

	December 31, 2011	December 31, 2010
	(In thousands)

Straight-line rent receivables, net	$97,565	$14,125

Summary of changes in allowance for doubtful accounts

	Successor		Predecessor
	2011	2010	2010	2009
	(In thousands)
Balance as of January 1, (November 9, 2010 for Successor)	$40,746	$53,670	$69,235	$59,784
Provisions for doubtful accounts	5,621	50	13,294	22,901
Provisions for doubtful accounts in discontinued operations	683	430	2,576	7,430
Write-offs	(14,191)	(13,404)	(31,435)	(20,880)
Balance as of December 31, (November 9, 2010 for Predecessor)	$32,859	$40,746	$53,670	$69,235

Schedule of management fees earned

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Management fees from affiliates	$60,752	$8,673	$51,257	$66,567

Summary of assets and liabilities that are measured at fair value on a nonrecurring basis

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Year Ended December 31, 2011 (Successor)
Investments in real estate(1)	$46,478	$—	$—	$46,478
For the Period January 1, 2010 through November 9, 2010 (Predecessor)
Investments in real estate(1)	$1,104,934	$—	$141,579	$963,355
Liabilities(2)	15,794,687	—	—	15,794,687
(1)
Refer to Note 3 for more information regarding impairment.

(2)
The fair value of debt relates to the properties that emerged from bankruptcy during the period January 1, 2010 through November 9, 2010.

Summary of gains and losses recorded within earnings as a result of changes in fair value

	Total Loss
			Predecessor
	Successor
			Period from January 1, 2010 through November 9, 2010
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010		Year Ended December 31, 2009
	(In thousands)
Investments in real estate(1)	$(68,382)	$—	$(35,290)	$(1,031,810)
Liabilities(2)	—	—	(200,921)	(287,991)
(1)
Refer to Note 3 for more information regarding impairment.

(2)
The fair value of liabilities relates to debt on the properties that filed for bankruptcy and emerged during the period from April 9, 2009 through November 9, 2010.

Schedule of components of debt eligible for Fair Value option and similar items not eligible for Fair Value option

	November 9, 2010
	Unpaid Debt Balance of Properties Held for Sale	Fair Value Estimate of Properties Held for Sale	Significant Unobservable Inputs (Level 3)	Total Gain Period from January 1, 2010 through November 9, 2010	Total Gain for the Year Ended December 31, 2009	Interest Expense for the Period from January 1, 2010 through November 9, 2010	Interest Expense for the Year Ended December 31, 2009
	(In thousands)
Mortgages, notes and loans payable	$644,277	$556,415	$556,415	$36,243	$54,224	$29,694	$36,737

Schedule of debt related to certain properties for which fair value option elected

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Fixed-rate debt	$14,795,370	$14,978,908	$15,416,077	$15,217,325
Variable-rate debt	2,347,644	2,326,533	2,425,680	2,427,845
	$17,143,014	$17,305,441	$17,841,757	$17,645,170

ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITIONS, DISPOSITIONS AND INTANGIBLES
Schedule of purchase price allocation

		November 9, 2010
Sources of funds		$6,761,250
Plus: Existing GGP common equity*		4,446,691
Plus: Assumed liabilities
Fair value of mortgages, notes and loans payable		18,834,033
Deferred tax liabilities		39,113
Accounts payable and accrued expenses:
Below-market tenant leases	988,018
HHC tax indemnity	303,750
Accounts payable to affiliates	221,986
Accrued payroll and bonus	225,811
Accounts payable	304,794
Real estate tax payable	107,621
Uncertain tax position liability	20,247
Above-market ground leases	9,839
Other accounts payable and accrued expenses	478,293

Total accounts payable and accrued expenses		2,660,359

Total assumed liabilities		21,533,505
Plus: Total redeemable noncontrolling interests		220,842
Plus: Noncontrolling interests in consolidated real estate affiliates		102,171

Total purchase price		$33,064,459

Land		$4,858,396
Buildings and equipment:
Buildings and equipment	18,717,983
In-place leases	603,697
Lease commissions and costs	1,403,924

Total buildings and equipment		20,725,604
Developments in progress		137,055
Investment in and loans to/from Unconsolidated Real Estate Affiliates		3,184,739
Cash and cash equivalents		1,537,599
Accounts and notes receivable, net		129,439
Deferred expenses:
Lease commissions	154,550
Capitalized legal/marketing costs	26,757

Total deferred expenses		181,307
Prepaid expenses and other assets:
Above-market tenant leases	1,634,332
Below-market ground leases	259,356
Security and escrow deposits	153,294
Prepaid expenses	49,018
Real estate tax stabilization agreement	111,506
Deferred tax assets	10,576
Other	92,238

Total prepaid expenses and other assets		2,310,320

Total fair value of assets		$33,064,459

*
outstanding Old GGP common stock on the Effective Date at a value of $14 per share.

Schedule of intangible assets and liabilities

	Gross Asset (Liability)	Accumulated (Amortization)/ Accretion	Net Carrying Amount
		(In thousands)
As of December 31, 2011
Tenant leases:
In-place value	$1,252,484	$(391,605)	$860,879
Above-market	1,478,798	(315,044)	1,163,754
Below-market	(819,056)	184,254	(634,802)
Ground leases:
Above-market	(9,839)	439	(9,400)
Below-market	204,432	(6,202)	198,230
Real estate tax stabilization agreement	111,506	(7,211)	104,295

As of December 31, 2010
Tenant leases:
In-place value	$1,342,036	$(56,568)	$1,285,468
Above-market	1,561,925	(43,032)	1,518,893
Below-market	(959,115)	26,804	(932,311)
Building leases:
Below-market	15,268	(242)	15,026
Ground leases:
Above-market	(9,839)	55	(9,784)
Below-market	256,758	(904)	255,854
Real estate tax stabilization agreement	111,506	(899)	110,607

Schedule of amortization/accretion of these intangible assets and liabilities on net income from continuing operations

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Amortization/accretion effect on continuing operations	$(489,873)	$(65,579)	$(34,678)	$(43,525)

DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES.
Summary of properties sold and included in discontinued operations

	Discontinued Operations
	Successor	Successor	Predecessor	Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Retail and other revenue	$304,225	$56,263	$441,101	$540,129
Land and condominium sales	—	—	96,976	45,997
Total revenues	304,225	56,263	538,077	586,126
Retail and other operating expenses	248,614	41,862	275,093	391,916
Land and condominium sales operations	—	—	99,449	50,770
Impairment loss	4,096	—	30,784	906,883
Total expenses	252,710	41,862	405,326	1,349,569
Operating income (loss)	51,515	14,401	132,751	(763,443)
Interest expense, net	(82,222)	(16,322)	(97,286)	(106,881)
Other expenses	—	(8)	26,639	69,259
Net (loss) income from operations	(30,707)	(1,929)	62,104	(801,065)
(Provision for) benefit from income taxes	(632)	(100)	472,170	20,303
Noncontrolling interest	(86)	—	(64)	453
Gains (losses) on disposition of properties	4,332	(4,976)	(1,111,277)	(966)
Net loss from discontinued operations	$(27,093)	$(7,005)	$(577,067)	$(781,275)

UNCONSOLIDATED REAL ESTATE AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2011
UNCONSOLIDATED REAL ESTATE AFFILIATES.
Schedule of Condensed Combined Balance Sheets and Income Statements - Unconsolidated Real Estate Affiliates

	December 31, 2011	December 31, 2010
	(In thousands)
Condensed Combined Balance Sheets—Unconsolidated Real Estate Affiliates
Assets:
Land	$953,603	$893,769
Buildings and equipment	7,906,346	7,810,685
Less accumulated depreciation	(1,950,860)	(1,808,819)
Developments in progress	99,352	56,714

Net property and equipment	7,008,441	6,952,349
Investment in unconsolidated joint ventures	758,372	630,212

Net investment in real estate	7,766,813	7,582,561
Cash and cash equivalents	387,549	421,206
Accounts and notes receivable, net	162,822	148,059
Deferred expenses, net	250,865	196,809
Prepaid expenses and other assets	143,021	116,926
Assets held for disposition	—	94,336

Total assets	$8,711,070	$8,559,897

Liabilities and Owners' Equity:
Mortgages, notes and loans payable	$5,790,509	$5,891,224
Accounts payable, accrued expenses and other liabilities	446,462	361,721
Liabilities on assets held for disposition	—	143,517
Owners' equity	2,474,099	2,163,435

Total liabilities and owners' equity	$8,711,070	$8,559,897

Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owners' equity	$2,474,099	$2,163,435
Less joint venture partners' equity	(1,417,682)	(2,006,460)
Capital or basis differences and loans	1,996,556	2,996,723

Investment in and loans to/from Unconsolidated Real Estate Affiliates, net	$3,052,973	$3,153,698

	Successor		Predecessor
	Year ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year ended December 31, 2009
	(In thousands)
Condensed Combined Statements of Income—Unconsolidated Real Estate Affiliates
Revenues:
Minimum rents	$723,121	$101,266	$585,791	666,577
Tenant recoveries	297,530	41,610	245,102	300,844
Overage rents	26,736	6,502	9,103	13,172
Management and other fees	16,346	1,217	15,592	9,802
Other	52,721	8,491	21,414	28,631

Total revenues	1,116,454	159,086	877,002	1,019,026

Expenses:
Real estate taxes	98,738	11,971	73,830	91,537
Property maintenance costs	40,293	7,309	31,882	36,364
Marketing	17,791	5,215	10,894	14,543
Other property operating costs	162,572	23,052	130,621	160,777
Provision for doubtful accounts	6,826	(471)	5,287	10,781
Property management and other costs	46,935	7,576	40,409	51,369
General and administrative	29,062	2,491	36,034	11,637
Provisions for impairment	—	—	881	18,046
Depreciation and amortization	267,369	36,225	211,725	240,044

Total expenses	669,586	93,368	541,563	635,098

Operating income	446,868	65,718	335,439	383,928
Interest income	18,355	2,309	17,932	5,488
Interest expense	(350,716)	(47,725)	(271,476)	(293,852)
(Provision for) benefit from for income taxes	(794)	(179)	66	(1,673)
Equity in income of unconsolidated joint ventures	54,207	9,526	43,479	61,730

Income from continuing operations	167,920	29,649	125,440	155,621
Discontinued operations	165,323	219	50,757	(61,503)
Allocation to noncontrolling interests	(3,741)	111	964	(3,453)

Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665

Equity In (Loss) Income of Unconsolidated Real Estate Affiliates:
Net income attributable to joint venture partners	$329,502	$29,979	$177,161	$90,665
Joint venture partners' share of income	(181,213)	(17,878)	(67,845)	(26,320)
Amortization of capital or basis differences	(145,391)	(12,605)	(61,302)	(59,710)
Gain on Aliansce IPO	—	—	9,718	—
Loss on Highland Mall conveyance	—	—	(29,668)	—
Discontinued operations	—	—	(6,207)	28,208

Equity in income (loss) of Unconsolidated Real Estate Affiliates	$2,898	$(504)	$21,857	$32,843

MORTGAGES, NOTES AND LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
MORTGAGES, NOTES AND LOANS PAYABLE
Summary of Mortgages, notes and loans payable

	December 31,	December 31,
	2011	2010
	(In thousands)
Fixed-rate debt:
Collateralized mortgages, notes and loans payable	$13,091,080	$13,687,452
Corporate and other unsecured term loans	1,704,290	1,728,625
Total fixed-rate debt	14,795,370	15,416,077
Variable-rate debt:
Collateralized mortgages, notes and loans payable	2,347,644	2,425,680
Total Mortgages, notes and loans payable	$17,143,014	$17,841,757
Variable-rate debt:
Junior Subordinated Notes	$206,200	$206,200

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of provision for (benefit from) income taxes

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Current	$11,548	$141	$(6,449)	$(7,108)
Deferred	(2,825)	(9,133)	(54,513)	12,801
Total from Continuing Operations	8,723	(8,992)	(60,692)	5,693

Current	634	(2,676)	(28,791)	(8,335)
Deferred	—	2,777	(443,379)	(11,968)
Total from Discontinued Operations	634	101	(472,170)	(20,303)

Total	$9,357	$(8,891)	$(533,132)	$(14,610)

Schedule of total provision for (benefit from) income taxes computed for continuing and discontinued operations by applying the Federal corporate tax rate

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Tax at statutory rate on earnings from continuing operations before income taxes	$(109,050)	$(90,011)	$(225,959)	$(175,138)
Increase (decrease) in valuation allowances, net	(497)	1,491	(24,608)	22,479
State income taxes, net of Federal income tax benefit	5,488	576	2,956	3,045
Tax at statutory rate on REIT earnings not subject to Federal income taxes	111,748	90,832	228,399	155,450
Tax expense (benefit) from change in tax rates, prior period adjustments and other permanent differences	3,076	95	1,792	954
Tax expense (benefit) from discontinued operations	101	18	(472,676)	(21,180)
Uncertain tax position expense, excluding interest	(1,185)	(8,856)	(34,560)	866
Uncertain tax position interest, net of federal income tax benefit and other	(324)	(3,036)	(8,476)	(1,086)

Provision for (benefit from) income taxes	$9,357	(8,891)	(533,132)	(14,610)

Schedule of the amounts and expiration dates of operating loss, capital loss and tax credit carryforwards for tax purposes

	Amount	Expiration Dates
	(In thousands)
Net operating loss carryforwards—State	$25,944	2012 - 2031
Capital loss carryforwards	6,638	2015

Summary of net deferred tax assets (liabilities)

	2011	2010
	(In thousands)
Total deferred tax assets	$21,574	$27,998
Valuation allowance	(16,996)	(17,493)

Net deferred tax assets	4,578	10,505
Total deferred tax liabilities	(29,220)	(36,463)

Net deferred tax liabilities	$(24,642)	$(25,958)

Schedule of tax effects of temporary differences and carryforwards included in net deferred tax liabilities

	2011	2010
	(In thousands)
Operating loss and tax credit carryforwards	$5,489	$16,074
REIT deferred state tax liability	—	(9,653)
Other TRS Property, primarily differences in basis of assets and liabilities	(13,135)	(14,886)
Valuation allowance	(16,996)	(17,493)

Net deferred tax liabilities	$(24,642)	$(25,958)

Schedule of reconciliation of Unrecognized Tax Benefits

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Unrecognized tax benefits, opening balance	$7,235	$16,090	$103,975	$112,915
Gross increases-tax positions in prior period	—	—	3,671	41
Gross increases-tax positions in current period	1,907	—	69,216	6,969
Gross decreases-tax positions in prior period	—	—	—	(15,950)
Lapse of statute of limitations	(944)	(8,855)	(35,117)	—
Gross decreases-other	(2,145)	—	(125,291)	—
Gross decreases-tax positions in current period	—	—	(364)	—

Unrecognized tax benefits, ending balance	$6,053	$7,235	$16,090	$103,975

Schedule of distributions paid on common stock

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Year Ended December 31, 2009
	(In thousands)
Oridinary income	$0.303	$—	$0.103
Return of capital	—	—	—
Qualified dividends	—	0.244	—
Capital gain distributions	0.296	0.136	0.087

Distributions per share	$0.599	$0.380	$0.190

WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2011
WARRANT LIABILITY
Schedule of Warrants received

Warrant Holder	Number of Warrants	Exercise Price
Brookfield Investor	57,500,000	$10.75
Blackstone—B	2,500,000	10.75
Fairholme	41,070,000	10.50
Pershing Square	16,430,000	10.50
Blackstone—A	2,500,000	10.50

	120,000,000

Schedule of shares issuable upon exercise of the outstanding GGP warrants

		Exercise Price
Record Date	Issuable Shares	Brookfield Investor and Blackstone	Fairholme, Pershing Square and Blackstone
December 30, 2010	123,144,000	$10.48	$10.23
April 15, 2011	123,960,000	10.41	10.16
July 15, 2011	124,704,000	10.34	10.10
December 30, 2011	131,748,000	9.79	9.56

Schedule of estimated fair value of Warrants and significant assumptions used in valuation

	December 31, 2011	December 31, 2010
	(Dollars in thousands, except for share amounts)
Warrant liability	$985,962	$1,041,004
GGP stock price per share	$15.02	$15.48
Implied volatility	37%	38%
Warrant term	5.86	6.86

Schedule of change in fair value of the Warrant

(In thousands)
Balance at November 10, 2010	$835,752
Warrant liability adjustment	205,252

Balance at December 31, 2010	1,041,004
Warrant liability adjustment	(55,042)

Balance at December 31, 2011	$985,962

RENTALS UNDER OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
RENTALS UNDER OPERATING LEASES
Schedule of minimum future rentals under operating leases

Year	Amount
(In thousands)
2012	$1,337,195
2013	1,267,646
2014	1,143,619
2015	1,003,459
2016	860,472
Subsequent	2,675,265

$8,287,656

EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS
Schedule of redeemable noncontrolling interests

	Number of Common Units for each Preferred Unit	Number of Contractual Convertible Preferred Units Outstanding as of December 31, 2011	Converted Basis to Common Units Outstanding as of December 31, 2011	Contractual Coversion Price	Redemption Value
Series B	3.000	1,279,715	3,839,146	$16.6667	$63,985,887
Series D	1.508	532,750	803,498	33.1519	26,637,477
Series E	1.298	502,658	652,633	38.5100	25,132,889
Series C	1.000	20,000	20,000	250.0000	5,000,000

					$120,756,253

Activity of redeemable noncontrolling interests

(In thousands)
Predecessor
Balance at January 1, 2009 (Predecessor)	$499,926
Net loss	(21,960)
Distributions	(9,433)
Conversion of operating partnership units into common shares	(324,489)
Other comprehensive income	10,573
Adjustment for noncontrolling interests in operating partnership	(13,200)
Adjust redeemable noncontrolling interests	65,416

Balance at December 31, 2009 (Predecessor)	206,833

Net loss	(26,604)
Distributions	(15,608)
Other comprehensive income	683
Adjust redeemable noncontrolling interests	55,539

Balance at November 9, 2010 (Predecessor)	220,843

Successor
Net loss	(1,868)
Other comprehensive income	(8)
Adjust redeemable noncontrolling interests	11,522
Adjustment for noncontrolling interests in operating partnership	1,875

Balance at December 31, 2010 (Successor)	232,364

Net loss	(2,212)
Distributions	(5,879)
Cash redemption of operating partnership units	(4,615)
Other comprehensive loss	(337)
Adjustment for noncontrolling interests in operating partnership	4,474

Balance at December 31, 2011 (Successor)	$223,795

Summary of cash common stock dividends declared

Declaration Date	Amount per Share	Date Paid	Record Date
March 29, 2011	$0.10	April 29, 2011	April 15, 2011
April 26, 2011	0.10	July 29, 2011	July 15, 2011
July 29, 2011	0.10	October 31, 2011	October 14, 2011
November 7, 2011	0.10	January 13, 2012	December 30, 2011

Summary of stock buy-back activity

Trade Date	Shares Purchased	Average Price	Total Consideration (In thousands)

August 18 - 26, 2011	2,046,940	$13.1455	$26,908
September 1 - 22, 2011	2,273,172	12.4592	28,322
October 3 - 5, 2011	927,468	11.3308	10,509

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
Information related to EPS calculation

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	Basic and Diluted	Basic and Diluted	Basic and Diluted	Basic and Diluted
	(In thousands)
Numerators - Basic:
Loss from continuing operations	$(279,788)	$(249,079)	$(635,341)	$(523,441)
Allocation to noncontrolling interests	(6,331)	1,843	13,572	19,911
Loss from continuing operations - net of noncontrolling interests	(286,119)	(247,236)	(621,769)	(503,530)

Discontinued operations	(27,093)	(7,005)	(577,067)	(781,275)
Allocation to noncontrolling interests	40	25	13,078	116
Discontinued operations - net of noncontrolling interests	(27,053)	(6,980)	(563,989)	(781,159)

Net (loss) income	(306,881)	(256,084)	(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	(6,291)	1,868	26,650	20,027
Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)

Numerators - Diluted:
Loss from continuing operations - net of noncontrolling interests	$(286,119)	$(247,236)	$(621,769)	$(503,530)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted loss from continuing operations	$(341,161)	$(247,236)	$(621,769)	$(503,530)

Net loss attributable to common stockholders	$(313,172)	$(254,216)	$(1,185,758)	$(1,284,689)
Exclusion of warrant adjustment	(55,042)	—	—	—
Diluted net loss attributable to common stockholders	$(368,214)	$(254,216)	$(1,185,758)	$(1,284,689)

Denominators:
Weighted average number of common shares outstanding - basic	943,669	945,248	316,918	311,993
Effect of dilutive securities	37,467	—	—	—
Weighted average number of common shares outstanding - diluted	981,136	945,248	316,918	311,993

STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
Summary of outstanding options

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Stock options outstanding at January 1	5,427,011	$20.21	5,413,917	$16.26	4,241,500	$31.63	4,730,000	$33.01
(November 10 for Successor in 2010), Granted	8,662,716	15.26	1,891,857	14.73	2,100,000	10.56	—	—
Stock dividend adjustment	—	—	—	—	58,127	30.32	—	—
Exercised	(51,988)	11.05	(1,828,369)	2.72	—	—	—	—
Forfeited	(1,606,792)	14.96	(25,000)	14.73	(55,870)	64.79	(290,000)	54.66
Expired	(927,078)	39.31	(25,394)	34.05	(929,840)	44.28	(198,500)	30.78

Stock options outstanding at December 31	11,503,869	$15.65	5,427,011	$20.21	5,413,917	$20.61	4,241,500	$31.63

Summary of stock options by range of exercise prices

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price
$9.00 - $13.00	2,102,363	8.6	$10.34	602,363	6.0	$10.57
$14.00 - $17.00	8,902,418	9.3	15.15	667,440	8.9	14.73
$34.00 - $37.00	—	—	—	—	—	—
$46.00 - $50.00	499,088	0.2	46.95	499,088	0.2	46.96

Total	11,503,869	8.7	$15.65	1,768,891	5.2	$22.40

Intrinsic value (in thousands)	$9,839			$2,874

Summary or restricted stock activity

	Successor				Predecessor
	2011		2010		2010		2009
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted stock grants outstanding as of beginning of period	2,807,682	$14.24	—	$—	275,433	$33.04	410,767	$41.29
Granted	84,659	14.98	3,053,092	14.21	90,000	15.14	70,000	2.10
Canceled	(329,292)	14.73	(12,500)	14.73	(8,097)	35.57	(69,628)	46.04
Vested	(846,117)	14.23	(232,910)	13.87	(357,336)	28.48	(135,706)	35.38

Nonvested restricted stock grants outstanding as of end of period	1,716,932	$14.19	2,807,682	$14.24	—	$—	275,433	$33.04

The weighted average remaining contractual term (in years) of nonvested awards as of December 31, 2011 was 2.7 years.

Schedule of information for the options as replacement for TSOs

Predecessor:
TSOs Outstanding, January 1, 2009	2,220,932
Forfeited/Canceled	(252,407)
Exercised	—

TSOs Outstanding, December 31, 2009	1,968,525
Stock Dividend Adjustment	30,917
Forfeited/Canceled	(305,027)
Exercised	(5,156)

TSOs Outstanding, November 9, 2010	1,689,259
Successor:
Forfeited/Expired(*)	(1,578,749)
Surrendered for cash	(1,085)

Options as replacements for TSOs outstanding, December 31, 2010	109,425
Stock Dividend Adjustment	2,370
Forfeited/Expired(*)	(8,789)
Exercised	(69,451)

Options as replacements for TSOs outstanding, December 31, 2011	33,555
Weighted Average Exercise Price Outstanding	$11.27
Weighted Average Remaining Term Outstanding	0.59
Fair Value of Outstanding Options on Effective Date (in thousands)	$465
(*)
All outstanding TSOs vested pursuant to the Plan on the Effective Date. The majority of the TSOs outstanding on the Effective Date had terms which stated that, once vested, such options would expire within 30 days if not exercised.

Schedule of assumptions used for weighted average estimated values of stock options granted

	Successor		Predecessor
	Year Ended December 31, 2011	November 10, 2010 through December 31, 2010	January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
Risk-free interest rate(*)	1.25%	1.26%	1.39%	No options granted
Dividend yield(*)	2.50%	2.72%	2.86%	No options granted
Expected volatility	41.16%	38.00%	38.00%	No options granted
Expected life (in years)	6.5	5.0	5.0	No options granted
(*)
Weighted average

Summary of compensation expense related to stock-based compensation plans

	Successor		Predecessor
	For the year ended December 31, 2011	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	For the year ended December 31, 2009
		(in thousands)
Stock options	$8,245	$953	$3,914	$1,943
Restricted stock	11,292	5,010	9,385	2,710
TSOs	—	—	2,892	3,986

Total	$19,537	$5,963	$16,191	$8,639

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER ASSETS.
Components of prepaid expenses and other assets

	December 31,	December 31,
	2011	2010
	(In thousands)
Above-market tenant leases, net (Note 4)	$1,163,754	$1,518,893
Security and escrow deposits	247,718	259,440
Below-market ground leases, net (Note 4)	198,230	255,854
Real estate tax stabilization agreement, net (Note 4)	104,295	110,607
Prepaid expenses	51,928	64,230
Other non-tenant receivables	21,198	50,920
Deferred tax, net of valuation allowances	4,578	10,505
Prepaid finance costs	1,477	56
Below-market office lessee leases net	—	15,026
Other	12,357	14,921
Total prepaid expenses and other assets	$1,805,535	$2,300,452

OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER LIABILITIES.
Schedule of components of accounts payable and accrued expenses

	December 31,	December 31,
	2011	2010
	(In thousands)
Below-market tenant leases, net (Note 4)	$634,802	$932,311
Accrued interest	196,536	143,856
Accounts payable and accrued expenses	164,139	264,578
Accrued real estate taxes	77,722	75,137
Accrued payroll and other employee liabilities	77,231	176,810
Construction payable	69,291	85,724
Deferred gains/income	65,174	60,808
Tenant and other deposits	19,336	19,109
Insurance reserve liability	17,796	17,381
Conditional asset retirement obligation liability	16,596	16,637
Above-market office lessee leases, net	13,571	—
Capital lease obligations	12,774	12,998
Uncertain tax position liability	6,847	8,356
Other	73,923	79,866
Total accounts payable and accrued expenses	$1,445,738	$1,893,571

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Schedule of components of accumulated other comprehensive income (loss)

	December 31, 2011	December 31, 2010
	(in thousands)
Net unrealized (losses) gains on financial instruments	$—	$129
Foreign currency translation	(48,545)	75
Unrealized gains (losses) on available-for-sale securities	263	(32)

	$(48,282)	$172

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Summary of contractual rental expenses

	Successor		Predecessor
	Year Ended December 31,	Period from November 10, 2010 through December 31,	Period from January 1, 2010 through November 9,	Year Ended December 31,
	2011	2010	2010	2009
	(In thousands)
Contractual rent expense, including participation rent	$14,270	$1,990	$9,351	$11,683
Contractual rent expense, including participation rent and excluding amortization of above and below-market ground leases and straight-line rent	8,411	1,179	4,725	6,236

Summary of contractual maturities of the entity's long-term commitments

	2012	2013	2014	2015	2016	Subsequent / Other	Total
	(In thousands)
Long-term debt-principal	$1,555,148	$1,388,883	$2,735,139	$2,038,427	$3,424,025	$6,001,392	$17,143,014
Held for sale debt principal(1)	72,453	—	—	—	—	—	72,453
Retained debt-principal	37,745	1,277	1,363	1,440	1,521	87,272	130,618
Junior Subordinated Notes(2)	206,200	—	—	—	—	—	206,200
Ground lease payments	6,520	6,629	6,663	6,674	6,558	223,767	256,811
Tax indemnification liability	—	—	—	—	—	303,750	303,750
Uncertain tax position liability	—	—	—	—	—	6,847	6,847
Total	$1,878,066	$1,396,789	$2,743,165	$2,046,541	$3,432,104	$6,623,028	$18,119,693

(1) Held for sale debt principal is included in liabilities held for disposition on the consolidated balance sheet.

(2) Although we do not expect the notes to be redeemed prior to maturity in 2041, the trust that owns the notes may exercise its right to redeem the notes prior to 2041.  As a result, the notes are included as amounts due in 2012.

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Schedule of quarterly financial information (unaudited)

	2011
	Successor
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
Total revenues	$620,414	$603,020	$624,179	$657,985
Operating income	158,314	143,821	135,698	122,832
Income (loss) from continuing operations	9,846	(197,191)	260,250	(352,693)
Income (loss) from discontinued operations	(2,910)	(4,922)	(3,689)	(15,572)
Net income (loss) attributable to common shareholders	5,664	(203,047)	252,049	(367,838)
Basic earnings (loss) per share from:(1)
Continuing operations	0.01	(0.21)	0.27	(0.37)
Discontinued operations	—	(0.01)	—	(0.02)
Diluted earnings (loss) per share from:(1)
Continuing operations	—	(0.21)	(0.08)	(0.37)
Discontinued operations	—	(0.01)	—	(0.02)
Dividends declared per share(2)	0.10	0.10	0.10	0.53
Weighted-average shares outstanding:
Basic	957,435	946,769	936,260	943,669
Diluted	996,936	946,769	970,691	943,669

	2010
	Predecessor				Successor
	First Quarter	Second Quarter	Third Quarter	Period from October 1 through November 9	Period from November 10 through December 31
	(In thousands, except per share amounts)
Total revenues	$625,672	$616,642	$622,830	$276,299	$373,250
Operating income	242,641	236,348	233,818	107,492	75,804
Income (loss) from continuing operations	(19,560)	(126,080)	(226,657)	(263,044)	(249,079)
Income (loss) from discontinued operations	75,334	8,508	(7,122)	(653,787)	(7,005)
Net income (loss) attributable to common shareholders	51,656	(117,527)	(231,185)	(888,702)	(254,216)
Basic earnings (loss) per share from:(1)
Continuing operations	(0.08)	(0.40)	(0.71)	(0.78)	(0.26)
Discontinued operations	0.24	0.03	(0.02)	(2.02)	(0.01)
Diluted earnings (loss) per share from:(1)
Continuing operations	(0.08)	(0.40)	(0.71)	(0.78)	(0.26)
Discontinued operations	0.24	0.03	(0.02)	(2.02)	(0.01)
Dividends declared per share	—	—	—	—	0.38
Weighted-average shares outstanding:
Basic	315,773	317,363	317,393	317,393	945,248
Diluted	317,070	317,363	317,393	317,393	945,248

(1)          Earnings (loss) per share for the quarters do not add up to annual earnings per share due to the issuance of additional common stock during the year.

(2)          Includes $0.43 non-cash distribution of Rouse Properties, Inc. (Note 11).

PRO FORMA FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)
Schedule of Pro Forma Financial Information (Unaudited)

	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	Pro Forma Year Ended December 31, 2010
	(In thousands)
Total revenues	$373,250	$2,141,443	$2,492,167
Loss from continuing operations	(249,079)	(635,341)	(698,515)

	Year Ended December 31, 2009	Pro Forma Year Ended December 31, 2009
Total revenues	$2,551,172	$2,521,574
Loss from continuing operations	(523,441)	(815,025)

ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2011 property project
ORGANIZATION
Number of residential condominium projects	1
Common equity ownership in GGP Limited Partnership (as a percent)	99.00%
Ownership in GGP Limited held by limited partners (as a percent)	1.00%
Service performed for number of properties by GGMI	19

CHAPTER 11 AND THE PLAN (Details) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended							1 Months Ended		1 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended								1 Months Ended		10 Months Ended	12 Months Ended		1 Months Ended
	Nov. 10, 2010	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2011 entity warrant	Dec. 30, 2011 warrant	Jul. 15, 2011 warrant	Apr. 15, 2011 warrant	Dec. 30, 2010 warrant	Nov. 09, 2010	Nov. 09, 2010 Plan Sponsors, Blackstone and Texas Teachers	Nov. 30, 2010 Plan Sponsors and Blackstone	Nov. 09, 2010 Plan Sponsors and Blackstone	Nov. 30, 2010 Texas Teachers	Dec. 31, 2011 Texas Teachers	Nov. 09, 2010 Texas Teachers	Dec. 31, 2011 Texas Teachers Maximum	Dec. 31, 2011 The Brookfield Investor and Blackstone	Dec. 30, 2011 The Brookfield Investor and Blackstone	Jul. 15, 2011 The Brookfield Investor and Blackstone	Apr. 15, 2011 The Brookfield Investor and Blackstone	Dec. 30, 2010 The Brookfield Investor and Blackstone	Dec. 31, 2011 The Brookfield Investor	Dec. 31, 2011 Blackstone.	Nov. 30, 2010 Fairholme and Pershing Square D	Dec. 31, 2011 Fairholme and Pershing Square	Dec. 31, 2011 Fairholme and Pershing Square Maximum	Dec. 31, 2011 Fairholme, Pershing Square and Blackstone	Dec. 30, 2011 Fairholme, Pershing Square and Blackstone	Jul. 15, 2011 Fairholme, Pershing Square and Blackstone	Apr. 15, 2011 Fairholme, Pershing Square and Blackstone	Dec. 30, 2010 Fairholme, Pershing Square and Blackstone	Dec. 31, 2011 Fairholme	Dec. 31, 2011 Pershing Square M	Dec. 31, 2011 Pershing Square Maximum	Nov. 09, 2010 Old GGP	Dec. 31, 2009 Old GGP	Nov. 09, 2010 Howard Hughes Corporation ("HHC") warrant	Nov. 30, 2010 Howard Hughes Corporation ("HHC") Plan Sponsors and Blackstone	Nov. 09, 2010 Howard Hughes Corporation ("HHC") Plan Sponsors and Blackstone
Reorganization under Chapter 11 and the Plan
Number of firms post reorganization (in entities)				2
Common stock issue price (in dollars per share)		$ 14.75									$ 10		$ 10.25																									$ 47.61904
Value of shares purchased by investor												$ 6,300,000,000			$ 500,000,000																								$ 250,000,000
Number of shares designated as "put shares"																																	35,000,000
Value of shares designated as "put shares"																																	350,000,000
Number of shares under the rights agreement																																		35,000,000
Put right period (in months)																																	6
Repurchase of common stock from investor			$ 1,798,857,000																					$ 38,750,000
Number of warrants issued to plan sponsors to purchase common stock of HHC																																					8,000,000
Exercise price to purchase common stock for Plan Sponsors (in dollars per share)			$ 15.48	$ 15.02													$ 10.75	$ 9.79	$ 10.34	$ 10.41	$ 10.48	$ 10.75	$ 10.75				$ 10.23	$ 9.56	$ 10.1	$ 10.16	$ 10.23	$ 10.5	$ 10.5				$ 50
Shares issuable upon exercise of outstanding GGP Warrants				120,000,000	131,748,000	124,704,000	123,960,000	123,144,000
Number of shares issued against a share in old company given to stockholders of old company									1																												0.098344
Common stock, shares outstanding			941,880,014	935,307,487						644,000,000																									317,000,000
Period from effective date within which entity repurchase shares from investors																								45
Number of shares that may be repurchased from investor per investment agreement																24,400,000										155,000,000
Per share price of shares entity repurchase from investors (in dollars per share)														$ 10.25											$ 10
Number of shares of GGP common stock issued to the public	643,780,488	154,900,000	154,886,000	22,256,121																															4,923,287	69,309
Number of shares repurchased from Texas Teachers													24,400,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 property	Mar. 31, 2011 property	Dec. 31, 2011 segment
Principles of Consolidation and Basis of Presentation
Number of reportable segments			2
Reclassifications
Number of properties previously classified as held for sale, reclassified as held for use	4	2
Consolidated revenues | Customer or tenant
Principles of Consolidation and Basis of Presentation
Percentage of consolidated revenues from customers or tenants			10.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Buildings, improvements and carrying costs
Properties
Estimated useful lives (in years)	45
Equipment and fixtures
Properties
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	10

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended				10 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2011 M asset property	Dec. 31, 2011 Discontinuing operations	Dec. 31, 2011 Minimum Y	Dec. 31, 2011 Maximum Y	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Nov. 09, 2010 Predecessor Discontinuing operations	Dec. 31, 2009 Predecessor Discontinuing operations	Nov. 09, 2010 Predecessor Turkey joint venture
Impaired assets
Number of impaired operating properties	3
Number of impaired non-income producing assets	1
Impairment charges related to operating properties and properties under development	$ 68,300,000				$ 35,300,000	$ 1,080,000,000
Reduction in carrying value of impared asset below related nonrecourse notes payable	37,500,000
Nonrecourse notes payable related to impaired assets	83,900,000
Impairment charges related to operating properties and properties under development, amounts not reflected in "Provisions for impairment" in Consolidated Statements of Income and Comprehensive Income		4,000,000					30,800,000	908,200,000
Impairment provision related to sale of its interest in Turkey					20,200,000	44,511,000			21,100,000
Goodwill
Goodwill impairment losses during the year						$ (140,600,000)
Amortization period for difference between carrying amount of investment in unconsolidated real estate affiliates and company's share of underlying equity (in years)			5	45
Cash and Cash Equivalents
Maximum term of original maturity to classify investments as cash equivalents (in months)	3

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenue and related matters disclosures
Straight-line rent	$ 2,804	$ 80,111	$ 28,397	$ 25,249
Net amortization/accretion of above and below-market tenant leases	(12,283)	(107,714)	5,109	9,128
Lease termination income	2,227	16,535	18,434	20,952
Straight-line rent receivables, net	$ 14,125	$ 97,565

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Allowance for doubtful accounts	Dec. 31, 2011 Allowance for doubtful accounts	Nov. 09, 2010 Predecessor Allowance for doubtful accounts	Dec. 31, 2009 Predecessor Allowance for doubtful accounts
Changes in allowance for doubtful accounts
Balance at beginning of the period		$ 53,670	$ 40,746	$ 69,235	$ 59,784
Provisions for doubtful accounts		50	5,621	13,294	22,901
Provisions for doubtful accounts in discontinued operations		430	683	2,576	7,430
Write-offs		(13,404)	(14,191)	(31,435)	(20,880)
Balance at end of the period		$ 40,746	$ 32,859	$ 53,670	$ 69,235
Income Taxes
Percentage of capital gains and ordinary income expected to be distributed to shareholders annually to qualify as REIT	100.00%
Period of disqualification of REIT status (in years)	4 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Fair Value Measurements, Non-recurring Total Fair Value Measurement	Nov. 09, 2010 Fair Value Measurements, Non-recurring Total Fair Value Measurement	Nov. 09, 2010 Fair Value Measurements, Non-recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Fair Value Measurements, Non-recurring Significant Unobservable Inputs (Level 3)	Nov. 09, 2010 Fair Value Measurements, Non-recurring Significant Unobservable Inputs (Level 3)
Transactions with Affiliates
Management fees from affiliates	$ 8,673,000	$ 60,752,000	$ 51,257,000	$ 66,567,000
Investment in real estate:
Total investments in real estate					46,478,000	1,104,934,000	141,579,000	46,478,000	963,355,000
Liabilities						15,794,687,000			15,794,687,000
Total (Loss) Gain		(68,382,000)	(35,290,000)	(1,031,810,000)
Debt:
Liabilities			15,790,000,000
Total (Loss) Gain - emerged entity mortgage debt			$ (200,921,000)	$ (287,991,000)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Debt related to Special Consideration Properties (elected for Fair Value option)	Dec. 31, 2011 Debt related to Special Consideration Properties (elected for Fair Value option) Fair Value Estimate of Special Consideration Properities	Dec. 31, 2010 Debt related to Special Consideration Properties (elected for Fair Value option) Significant Unobservable Inputs (Level 3)	Dec. 31, 2009 Predecessor	Nov. 09, 2010 Predecessor Debt related to Special Consideration Properties (elected for Fair Value option)	Dec. 31, 2009 Predecessor Debt related to Special Consideration Properties (elected for Fair Value option)	Dec. 31, 2009 Predecessor Similar eligible debt (not elected for Fair Value option)	Dec. 31, 2009 Predecessor Debt not eligible for Fair Value option	Dec. 31, 2009 Predecessor Market rate adjustments
Fair Value option disclosures
Mortgages, notes and loans payable			$ 644,277	$ 556,415	$ 556,415	$ 7,300,772		$ 316,966	$ 4,233,747	$ 3,010,301	$ (260,242)
Mortgages, notes and loans payable	17,143,014	17,841,757
Gain in reorganization items							36,243	54,224
Interest Expense							$ 29,694	$ 36,737

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $)	10 Months Ended	12 Months Ended
	Nov. 09, 2010	Dec. 31, 2011 installment	Dec. 31, 2009	Feb. 07, 2011 D	Dec. 31, 2010
Carrying Amount
Fixed-rate debt		$ 14,795,370,000			$ 15,416,077,000
Variable-rate debt		2,347,644,000			2,425,680,000
Total long-term Debt, carrying value		17,143,014,000			17,841,757,000
Estimated Fair Value
Fixed-rate debt		14,978,908,000			15,217,325,000
Variable-rate debt		2,326,533,000			2,427,845,000
Total long-term debt, fair value		17,305,441,000			17,645,170,000
Reorganization Items
Net credit (expense) on reorganization items	(356,900,000)		76,900,000
Success or completion fees accrued		7,100,000
Number of days after the effective date on which the amount payable under KEIP is calculated (in days)				90
Amount paid under KEIP		181,500,000
Number of installments for payment of KEIP		2
Accrued liability for the KEIP					115,500,000
Expenses recognized for the KEIP			$ 27,500,000

ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details) (USD $)	2 Months Ended	12 Months Ended	1 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 anchorpad	Sep. 30, 2011 Plaza Frontenac	Sep. 30, 2011 St Louis Galleria	Sep. 30, 2011 CPPIB	Nov. 09, 2010 Predecessor	Dec. 31, 2011 Predecessor numerator denominator	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Owings Mills Mall sqft	Dec. 31, 2011 Owings Mills Mall Kimco	Dec. 31, 2011 Consolidated Properties property
Acquisitions and Dispositions
Number of anchor pads acquired		11
Purchase price of anchor pads acquired		$ 78,700,000
Number of properties sold											14
Aggregate sales proceeds	108,914,000	627,872,000				39,450,000		6,416,000			507,300,000
Reduction in mortgage payable											114,800,000
Number of properties transferred to lender in lieu of debt											8
Reduction in mortgage notes payable due to transfer of properties to lender in lieu of debt											406,500,000
Gross leasable area (in square feet)									1,000,000
Percentage of interest in real estate property contributed to joint venture									50.00%	50.00%
Cash contributed into joint venture					$ 83,000,000				$ 2,100,000	$ 16,400,000
Percentage of interest in real estate property received in exchange for contribution to joint venture			55.00%	74.00%
Common stock conversion ratio, numerator							1
Common stock conversion ratio, denominator							1

ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details 2) (USD $)	2 Months Ended	12 Months Ended	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2011 Arrowhead Towne Center and Superstition Springs Center location	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Dispositions (including the distribution to HHC) included in discontinued operations, including (loss) gain on disposition in consolidated statements of income and comprehensive income
Sale Price			$ 168,000,000
Debt balance on property			48,000,000
Revenue from sale of real estate property after assumption of debt			120,000,000
Number of big-box anchor locations received in exchange for sale			6
Sale price of properties sold or transferred to the lender	$ 108,914,000	$ 627,872,000	$ 75,000,000	$ 39,450,000	$ 6,416,000

ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details 3) (Predecessor, USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
Nov. 09, 2010 M Y
Purchase Price Allocation
Sources of funds	$ 6,761,250
Plus: Existing GGP common equity	4,446,691
Plus: Assumed liabilities
Fair value of mortgages, notes and loans payable	18,834,033
Deferred tax liabilities	39,113
Accounts payable and accrued expenses:
Below-market tenant leases	988,018
THHC tax indemnity	303,750
Accounts payable to affiliates	221,986
Accrued payroll and bonus	225,811
Accounts payable	304,794
Real estate tax payable	107,621
Uncertain tax position liability	20,247
Above-market ground leases	9,839
Other accounts payable and accrued expenses	478,293
Total accounts payable and accrued expenses	2,660,359
Total assumed liabilities	21,533,505
Plus: Total redeemable noncontrolling interests	220,842
Plus: Noncontrolling interests in consolidated real estate affiliates	102,171
Total purchase price	33,064,459
Land	4,858,396
Buildings and equipment:
Buildings and equipment	18,717,983
In-place leases	603,697
Lease commissions and costs	1,403,924
Total buildings and equipment	20,725,604
Developments in progress	137,055
Investment in and loans to/from Unconsolidated Real Estate Affiliates	3,184,739
Cash and cash equivalents	1,537,599
Accounts and notes receivable, net	129,439
Deferred expenses, net:
Lease commissions	154,550
Capitalized legal / marketing costs	26,757
Total deferred expenses, net	181,307
Prepaid expenses and other assets:
Above-market tenant leases	1,634,332
Below-market ground leases	259,356
Security and escrow deposits	153,294
Prepaid expenses	49,018
Real estate tax stabilization agreement	111,506
Deferred tax assets	10,576
Other	92,238
Total prepaid expenses and other assets	2,310,320
Total fair value of assets	$ 33,064,459
Closing stock price (in dollars per share)	$ 14
Common stock value per share	$ 14
Settlement period for short-term items in cash (in months)	12
Change in discount rate used in estimates of future cash flows (as a percent)	0.50%
Change in estimated value of real estate investments (as a percent)	3.50%
Non-cancelable remaining terms of tenant leases	5
Non-cancelable remaining terms of ground leases	50
Discount to estimated market rates at which no material change in below-market lease intangible (as a percent)	10.00%
Reference rate	LIBOR
Maximum
Prepaid expenses and other assets:
Time period for evaluating in-place tenant leases occupancy level	1 year
Leases containing renewal option (as a percent)	1.00%
Discount rate below which renewal is not assumed (as a percent)	25.00%
Minimum
Prepaid expenses and other assets:
Discount rate applied to assumed market rate at the time of renewal option (as a percent)	25.00%
Percentage of renewal rate below estimated market rate at which tenants would exercise lease renewal options	25.00%

ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details 4) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Tenant leases, in-place value	Dec. 31, 2010 Tenant leases, in-place value	Dec. 31, 2011 Tenant leases, Above-market	Dec. 31, 2010 Tenant leases, Above-market	Dec. 31, 2011 Tenant leases, Below-market	Dec. 31, 2010 Tenant leases, Below-market	Dec. 31, 2011 Ground leases, Above-market	Dec. 31, 2010 Ground leases, Above-market	Dec. 31, 2011 Ground leases, Below-market	Dec. 31, 2010 Ground leases, Below-market	Dec. 31, 2011 Real estate tax stabilization agreement	Dec. 31, 2010 Real estate tax stabilization agreement	Dec. 31, 2010 Building leases, Below-market
Finite-lived intangible assets and liabilities
Gross Asset (Liability)					$ 1,252,484,000	$ 1,342,036,000	$ 1,478,798,000	$ 1,561,925,000	$ (819,056,000)	$ (959,115,000)	$ (9,839,000)	$ (9,839,000)	$ 204,432,000	$ 256,758,000	$ 111,506,000	$ 111,506,000	$ 15,268,000
Accumulated (Amortization)/ Accretion					(391,605,000)	(56,568,000)	(315,044,000)	(43,032,000)	184,254,000	26,804,000	439,000	55,000	(6,202,000)	(904,000)	(7,211,000)	(899,000)	(242,000)
Net Carrying Amount					860,879,000	1,285,468,000	1,163,754,000	1,518,893,000	(634,802,000)	(932,311,000)	(9,400,000)	(9,784,000)	198,230,000	255,854,000	104,295,000	110,607,000	15,026,000
Amortization/accretion effect on continuing operations	(65,579,000)	(489,873,000)	(34,678,000)	(43,525,000)
Future amortization, including company's share of items from unconsolidated real estate affiliates
Estimated decrease in net income due to amortization expense, 2012		420,600,000
Estimated decrease in net income due to amortization expense, 2013		336,800,000
Estimated decrease in net income due to amortization expense, 2014		285,700,000
Estimated decrease in net income due to amortization expense, 2015		243,200,000
Estimated decrease in net income due to amortization expense, 2016		$ 202,600,000

DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES (Details) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2011 property	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011 property	Nov. 09, 2010	Dec. 31, 2011 M property	Dec. 31, 2009	Dec. 31, 2011 HHC Properties	Mar. 02, 2012 The Village Of Cross Keys	Dec. 31, 2011 Consolidated	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Feb. 21, 2012 Rouse Properties [Member]	Dec. 31, 2010 Discontinuing operations	Dec. 31, 2011 Discontinuing operations	Nov. 09, 2010 Discontinuing operations Predecessor	Dec. 31, 2009 Discontinuing operations Predecessor
DISCONTINUED OPERATIONS AND GAINS (LOSSES) ON DISPOSITIONS OF INTERESTS IN OPERATING PROPERTIES.
Number of Special Consideration Properties held for disposition			1					1
Time period expected for sale of Special Consideration Properties (in months)								12
Number of Special Consideration Properties transferred to lenders with revised intent to retain the title	2					2
Number of Special Consideration Properties reclassified to held for use	2
Discontinued operations
Sale Price											$ 25,000,000
Cash received on sale		108,914,000						627,872,000			8,000,000	507,300,000						39,450,000	6,416,000
Note receivable entered into with the buyer											17,000,000
Secured Debt Forgiven																				18,900,000
Debt Assumed																				62,000,000
Retail and other revenue																					56,263,000	304,225,000	441,101,000	540,129,000
Land and condominium sales																							96,976,000	45,997,000
Total revenues		373,250,000	657,985,000	624,179,000	603,020,000	620,414,000	2,362,955,000	2,505,597,000	2,829,964,000				373,250,000	276,299,000	622,830,000	616,642,000	625,672,000	2,141,443,000	2,551,172,000		56,263,000	304,225,000	538,077,000	586,126,000
Retail and other operating expenses																					41,862,000	248,614,000	275,093,000	391,916,000
Land and condominium sales operations																							99,449,000	50,770,000
Impairment loss								64,337,000										4,516,000	315,968,000			4,096,000	30,784,000	906,883,000
Total expenses		297,446,000						1,944,932,000										1,321,142,000	1,969,326,000		41,862,000	252,710,000	405,326,000	1,349,569,000
Operating income		75,804,000	122,832,000	135,698,000	143,821,000	158,314,000		560,665,000					75,804,000	107,492,000	233,818,000	236,348,000	242,641,000	820,301,000	581,846,000		14,401,000	51,515,000	132,751,000	(763,443,000)
Interest expense, net																					(16,322,000)	(82,222,000)	(97,286,000)	(106,881,000)
Other expenses																					(8,000)		26,639,000	69,259,000
Net income (loss) from operations																					(1,929,000)	(30,707,000)	62,104,000	(801,065,000)
(Provision for) benefit from income taxes																					(100,000)	(632,000)	472,170,000	20,303,000
Noncontrolling interest		1,868,000						(6,291,000)										26,650,000	20,027,000			(86,000)	(64,000)	453,000
Gains (losses) on disposition of properties																					(4,976,000)	4,332,000	(1,111,277,000)	(966,000)
Income (loss) from discontinuing operations		$ (7,005,000)	$ (15,572,000)	$ (3,689,000)	$ (4,922,000)	$ (2,910,000)		$ (27,093,000)					$ (7,005,000)	$ (653,787,000)	$ (7,122,000)	$ 8,508,000	$ 75,334,000	$ (577,067,000)	$ (781,275,000)		$ (7,005,000)	$ (27,093,000)	$ (577,067,000)	$ (781,275,000)
Fair value per share of discontinued operation (in dollars per share)										$ 36.5

UNCONSOLIDATED REAL ESTATE AFFILIATES (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Unconsolidated
Condensed Combined Financial Information of Unconsolidated Real Estate Affiliates
Aggregate carrying value of retained debt, reflected as a reduction in entity's investment in Unconsolidated Real Estate Affiliates	$ 130,600,000	$ 155,600,000
Indebtedness secured by Unconsolidated Properties	5,800,000,000	6,020,000,000
Entity's proportionate share in indebtedness secured by Unconsolidated Properties including retained debt	$ 2,780,000,000	$ 2,670,000,000
Brazil joint ventures
Condensed Combined Financial Information of Unconsolidated Real Estate Affiliates
Entity's diluted partnership interest in Aliansce (as a percent)	0.31
Entity's partnership interest in Aliansce (as a percent)	49.00%

UNCONSOLIDATED REAL ESTATE AFFILIATES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 10, 2010	Nov. 09, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Land	$ 4,623,944	$ 4,722,674
Buildings and equipment	19,837,750	20,300,355
Less accumulated depreciation	(974,185)	(129,794)
Developments in progress	135,807	117,137
Net property and equipment	23,623,316	25,010,372
Net investment in real estate	26,676,289	28,164,070
Cash and cash equivalents	572,872	1,021,311	1,537,599	1,537,599	654,396	168,993
Accounts and notes receivable, net	218,749	114,099
Deferred expenses, net	170,012	175,669
Prepaid expenses and other assets	1,805,535	2,300,452
Assets held for disposition	74,694	591,778
Total assets	29,518,151	32,367,379
Liabilities and Owner's Equity:
Mortgages, notes and loans payable	17,143,014	17,841,757
Liabilities held for disposition	74,795	592,122
Owner's equity	8,579,345	10,181,749	10,137,088
Total liabilities and equity	29,518,151	32,367,379
Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owner's equity	8,579,345	10,181,749	10,137,088
Investment in and loans to/from Unconsolidated Real Estate Affiliates, Net	3,052,973	3,153,698
Unconsolidated
Assets:
Land	953,603	893,769
Buildings and equipment	7,906,346	7,810,685
Less accumulated depreciation	(1,950,860)	(1,808,819)
Developments in progress	99,352	56,714
Net property and equipment	7,008,441	6,952,349
Investment in unconsolidated joint ventures	758,372	630,212
Net investment in real estate	7,766,813	7,582,561
Cash and cash equivalents	387,549	421,206
Accounts and notes receivable, net	162,822	148,059
Deferred expenses, net	250,865	196,809
Prepaid expenses and other assets	143,021	116,926
Assets held for disposition		94,336
Total assets	8,711,070	8,559,897
Liabilities and Owner's Equity:
Mortgages, notes and loans payable	5,790,509	5,891,224
Accounts payable, accrued expenses and other liabilities	446,462	361,721
Liabilities held for disposition		143,517
Owner's equity	2,474,099	2,163,435
Total liabilities and equity	8,711,070	8,559,897
Investment In and Loans To/From Unconsolidated Real Estate Affiliates, Net:
Owner's equity	2,474,099	2,163,435
Less joint venture partners' equity	(1,417,682)	(2,006,460)
Capital or basis differences and loans	$ 1,996,556	$ 2,996,723

UNCONSOLIDATED REAL ESTATE AFFILIATES (Details 3) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Unconsolidated Real Estate Affiliates	Dec. 31, 2011 Unconsolidated Real Estate Affiliates	Nov. 09, 2010 Unconsolidated Real Estate Affiliates Predecessor	Dec. 31, 2009 Unconsolidated Real Estate Affiliates Predecessor
Revenues:
Minimum rents	$ 232,592						$ 1,583,609							$ 1,373,945	$ 1,619,074	$ 101,266	$ 723,121	$ 585,791	$ 666,577
Tenant recoveries	99,376						723,257							625,197	742,791	41,610	297,530	245,102	300,844
Overage rents	17,903						61,803							31,757	43,580	6,502	26,736	9,103	13,172
Management and other fees	8,883						61,173							54,351	75,304	1,217	16,346	15,592	9,802
Other	14,496						75,755							56,193	70,423	8,491	52,721	21,414	28,631
Total revenues	373,250	657,985	624,179	603,020	620,414	2,362,955	2,505,597	2,829,964	373,250	276,299	622,830	616,642	625,672	2,141,443	2,551,172	159,086	1,116,454	877,002	1,019,026
Expenses:
Real estate taxes	32,694						230,876							196,779	226,753	11,971	98,738	73,830	91,537
Property maintenance costs	17,869						95,835							78,391	88,520	7,309	40,293	31,882	36,364
Marketing	10,814						34,021							21,651	28,550	5,215	17,791	10,894	14,543
Other property operating costs	58,821						395,770							337,125	400,951	23,052	162,572	130,621	160,777
Provision for doubtful accounts	50						5,621							13,294	22,901	(471)	6,826	5,287	10,781
Property management and other costs	29,801						188,022							137,108	170,093	7,576	46,935	40,409	51,369
General and administrative	22,247						30,866							24,392	94,493	2,491	29,062	36,034	11,637
Provisions for impairment							64,337							4,516	315,968			881	18,046
Depreciation and amortization	125,150						899,584							507,886	621,097	36,225	267,369	211,725	240,044
Total expenses	297,446						1,944,932							1,321,142	1,969,326	93,368	669,586	541,563	635,098
Operating income	75,804	122,832	135,698	143,821	158,314		560,665		75,804	107,492	233,818	236,348	242,641	820,301	581,846	65,718	446,868	335,439	383,928
Interest income	722						2,429							1,466	1,571	2,309	18,355	17,932	5,488
Interest expense	(128,841)						(892,099)							(1,182,999)	(1,210,937)	(47,725)	(350,716)	(271,476)	(293,852)
(Provision for) benefit from income taxes	8,992						(8,723)							60,962	(5,693)	(179)	(794)	66	(1,673)
Equity in income of unconsolidated joint ventures																9,526	54,207	43,479	61,730
Loss from continuing operations	(249,079)	(352,693)	260,250	(197,191)	9,846	(611,790)	(279,788)	(526,991)	(249,079)	(263,044)	(226,657)	(126,080)	(19,560)	(635,341)	(523,441)	29,649	167,920	125,440	155,621
Discontinued operations	(7,005)	(15,572)	(3,689)	(4,922)	(2,910)		(27,093)		(7,005)	(653,787)	(7,122)	8,508	75,334	(577,067)	(781,275)	219	165,323	50,757	(61,503)
Allocation to noncontrolling interests	1,868						(6,291)							26,650	20,027	111	(3,741)	964	(3,453)
Net loss attributable to common stockholders	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)		(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)	29,979	329,502	177,161	90,665
Equity In (Loss) Income of Unconsolidated Real Estate Affiliates:
Net income attributable to joint venture partners	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)		(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)	29,979	329,502	177,161	90,665
Joint venture partners' share of income																(17,878)	(181,213)	(67,845)	(26,320)
Amortization of capital or basis differences																(12,605)	(145,391)	(61,302)	(59,710)
Gain on Aliansce IPO																		9,718
Loss on Highland Mall conveyance																		(29,668)
Discontinued operations																		(6,207)	(28,208)
Equity in income of Unconsolidated Real Estate Affiliates	$ (504)						$ 2,898							$ 21,857	$ 32,843

MORTGAGES, NOTES AND LOANS PAYABLE (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 GGP Capital Trust I	Dec. 31, 2011 Collateralized mortgages, notes and loans payable note Y	Dec. 31, 2010 Collateralized mortgages, notes and loans payable	Nov. 09, 2010 Corporate and other unsecured term loans	Dec. 31, 2011 Corporate and other unsecured term loans	Dec. 31, 2010 Corporate and other unsecured term loans	Dec. 31, 2011 Junior Subordinated Notes due 2041	Dec. 31, 2010 Junior Subordinated Notes due 2041	Dec. 31, 2011 Bonds payable	Dec. 31, 2010 Bonds payable	Dec. 31, 2011 Bonds payable Minimum	Dec. 31, 2011 Bonds payable Maximum	Dec. 31, 2011 Revolving credit facility, (the "Facility") Y	Apr. 11, 2011 Revolving credit facility, (the "Facility")	Feb. 25, 2011 Revolving credit facility, (the "Facility")	Nov. 09, 2010 Revolving credit facility, (the "Facility")
Mortgages, notes and loans payable
Maximum amount of borrowing capacity under a line of credit that is available under certain circumstances																$ 1,000,000,000	$ 1,000,000,000
Fixed-rate debt	14,795,370,000	15,416,077,000		13,091,080,000	13,687,452,000		1,704,290,000	1,728,625,000
Revolving credit facility term (in years)															3
Variable-rate debt	2,347,644,000	2,425,680,000		2,347,644,000	2,425,680,000				206,200,000	206,200,000
Outstanding letter of credit and surety bonds	19,100,000	41,800,000
Total mortgages, notes and loans payable	17,143,014,000	17,841,757,000
Junior Subordinated Notes	206,200,000	206,200,000
Weighted-average interest rate (as a percent)				5.13%	5.24%		6.18%
Interest Expense						83,700,000
Number of mortgage notes refinanced				20
New mortgage notes refinanced				3,240,000,000
Weighted average term of refinanced notes (in years)				10.16
Cash proceeds in excess of in-place financing				619,000,000
Number of mortgage notes used in calculating weighted average interest rate				20
Weighted average interest rate prior to refinancing (as a percent)				5.83%
Weighted average interest rate after refinancing (as a percent)				5.06%
Increase in term of notes following refinancing (in years)				7
Land, buildings and equipment and developments in progress (before accumulated depreciation) pledged as collateral				22,670,000,000
Secured debt, cross-collateralized with other properties				2,920,000,000
Long-term debt				15,440,000,000							1,650,000,000	1,650,000,000
Amount of recourse fixed and variable rate debt				2,490,000,000
Interest rate (as a percent)													5.38%	7.20%
Aggregate principal amount											349,500,000
Maximum borrowing capacity																750,000,000	720,000,000	300,000,000
Variable rate basis			LIBOR						LIBOR						LIBOR
Basis spread on variable rate (as percent)									1.45%						4.50%
Trust Preferred Securities, basis spread on variable rate			1.45%
Issuance of trust preferred securities			200,000,000
Common securities issued to GGLP			6,200,000
Purchase of Junior Subordinated Notes			$ 206,200,000

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 entity D
INCOME TAXES
Required minimum percentage distribution of ordinary taxable income to stockholders to qualify as a REIT	90.00%
Percentage of capital gains distributed to stockholders	100.00%
Period of disqualification of REIT status (in years)	4 years
Number of Predecessor's taxable REIT subsidiaries distributed as part of HHC subject to IRS audit (in entities)	2
Number of taxable REIT subsidiaries received statutory notices of deficiency (in entities)	2
Period of statutory notice of deficiency (in days)	90
Additional tax amount to be paid as per the statutory notices of deficiency received by the two taxable REIT subsidiaries	$ 144.1
Number of REIT subsidiaries who filed petition	2

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Provision for (benefit from) income taxes from continuing operations
Current	$ 141	$ 11,548	$ (6,449)	$ (7,108)
Deferred	(9,133)	(2,825)	(54,513)	12,801
Total from Continuing Operations	(8,992)	8,723	(60,962)	5,693
Provision for (benefit from) income taxes from discontinued operations
Current	(2,676)	634	(28,791)	(8,335)
Deferred	2,777		(443,379)	(11,968)
Total from Discontinued Operations	101	634	(472,170)	(20,303)
Total	(8,891)	9,357	(533,132)	(14,610)
Total provision for (benefit from) income taxes computed for continuing and discontinued operations by applying the Federal corporate tax rate
Tax at statutory rate on earnings from continuing operations before income taxes	(90,011)	(109,050)	(225,959)	(175,138)
Increase (decrease) in valuation allowances, net	1,491	(497)	(24,608)	22,479
State income taxes, net of Federal income tax benefit	576	5,488	2,956	3,045
Tax at statutory rate on REIT earnings not subject to Federal income taxes	90,832	111,748	228,399	155,450
Tax expense (benefit) from change in tax rates, prior period adjustments and other permanent differences	95	3,076	1,792	954
Tax expense (benefit) from discontinued operations	18	101	(472,676)	(21,180)
Uncertain tax position expense, excluding interest	(8,856)	(1,185)	(34,560)	866
Uncertain tax position interest, net of federal income tax benefit and other	(3,036)	(324)	(8,476)	(1,086)
Total	$ (8,891)	$ 9,357	$ (533,132)	$ (14,610)

INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating loss and tax credit forwards
Capital loss carryforwards	$ 6,638
Net deferred tax assets (liabilities)
Total deferred tax assets	21,574	27,998
Valuation allowance	(16,996)	(17,493)
Net deferred tax assets	4,578	10,505
Total deferred tax liabilities	(29,220)	(36,463)
Net deferred tax liabilities	(24,642)	(25,958)
Tax effects of temporary differences and carryforwards included in net deferred tax liabilities
Operating loss and tax credit forwards	5,489	16,074
REIT deferred state tax liability		(9,653)
Other TRS Property, primarily differences in basis of assets and liabilities	(13,135)	(14,886)
Valuation allowance	(16,996)	(17,493)
Net deferred tax liabilities	(24,642)	(25,958)
State
Operating loss and tax credit forwards
Net operating loss carryforwards	$ 25,944

INCOME TAXES (Details 4) (USD $)	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Predecessor
Uncertainty in income taxes
Unrecognized tax benefits, excluding interest	$ 7,235,000	$ 6,053,000	$ 16,090,000	$ 16,090,000	$ 103,975,000	$ 6,100,000
Accrued interest related to unrecognized tax benefits	1,100,000					700,000
Unrecognized tax benefits, excluding accrued interest, recognized				72,900,000	(6,200,000)
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits, opening balance		7,235,000	16,090,000	103,975,000	112,915,000	6,100,000
Gross increases - tax positions in prior period				3,671,000	41,000
Gross increases - tax positions in current period		1,907,000		69,216,000	6,969,000
Gross decreases -tax positions in prior period					(15,950,000)
Lapse of statute of limitations	(8,855,000)	(944,000)		(35,117,000)
Gross decreases - other		(2,145,000)		(125,291,000)
Gross decreases - tax positions in current period				(364,000)
Unrecognized tax benefits, ending balance	$ 7,235,000	$ 6,053,000	$ 16,090,000	$ 16,090,000	$ 103,975,000	$ 6,100,000

INCOME TAXES (Details 5) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009 Predecessor
Distributions paid on common stock
Ordinary income		$ 0.303	$ 0.103
Qualified dividends	$ 0.244
Capital gain distributions	$ 0.136	$ 0.296	$ 0.087
Distributions per share	$ 0.38	$ 0.599	$ 0.19

WARRANT LIABILITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y warrant	Dec. 30, 2011 warrant	Jul. 15, 2011 warrant	Apr. 15, 2011 warrant	Dec. 31, 2010	Dec. 30, 2010 warrant
WARRANT LIABILITY
Exercise price (in dollars per share)	$ 15.02				$ 15.48
Issuable Shares	120,000,000	131,748,000	124,704,000	123,960,000		123,144,000
Term of Warrants, in number of years from the effective date	7
The Brookfield Investor
WARRANT LIABILITY
Number of Warrants	57,500,000
Exercise price (in dollars per share)	$ 10.75
Blackstone.
WARRANT LIABILITY
Number of Warrants	2,500,000
Number of Warrants	2,500,000
Exercise price (in dollars per share)	$ 10.75
Fairholme
WARRANT LIABILITY
Number of Warrants	41,070,000
Exercise price (in dollars per share)	$ 10.5
Initial period of term of Warrants in number of years during which prior notice is to be given	6.5
Notice period to exercise permanent warrants (in days)	90
Pershing Square
WARRANT LIABILITY
Number of Warrants	16,430,000
Exercise price (in dollars per share)	$ 10.5
Initial period of term of Warrants in number of years during which prior notice is to be given	6.5
Notice period to exercise permanent warrants (in days)	90
The Brookfield Investor and Blackstone
WARRANT LIABILITY
Exercise price (in dollars per share)	$ 10.75	9.79	10.34	10.41		10.48
Adjustments to exercise price	$ 0.3943
Fairholme, Pershing Square and Blackstone
WARRANT LIABILITY
Exercise price (in dollars per share)	$ 10.23	9.56	10.1	10.16		10.23
Adjustments to exercise price	$ 0.3852

WARRANT LIABILITY (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2011 Fair Value Measurements, Recurring	Dec. 31, 2010 Fair Value Measurements, Recurring	Nov. 30, 2010 Fair Value Measurements, Recurring	Dec. 31, 2010 Fair Value Measurements, Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2011 Fair Value Measurements, Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2010 Fair Value Measurements, Recurring Significant Unobservable Inputs (Level 3)
Estimated fair value of Warrants and significant assumptions used in valuation
GGP stock price per share (in dollars per share)	$ 15.02	$ 15.48
Implied volatility (as a percent)	37.00%	38.00%
Warrant term (in years)	5.86	6.86
Fair Value of Warrant Liability
Balance at the beginning of the period			$ 985,962	$ 1,041,004	$ 835,752	$ 835,752	$ 1,041,004
Certain changes made during the current period to the value and amount of inventory reported						205,252	(55,042)	205,252
Balance at the end of the period			$ 985,962	$ 1,041,004	$ 835,752	$ 1,041,004	$ 985,962	$ 1,041,004

RENTALS UNDER OPERATING LEASES (Details) (Consolidated, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Consolidated
Minimum future rentals
2012	$ 1,337,195
2013	1,267,646
2014	1,143,619
2015	1,003,459
2016	860,472
Subsequent	2,675,265
Total	$ 8,287,656

EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS (Details) (USD $)	1 Months Ended							2 Months Ended	3 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Nov. 09, 2010 person	Dec. 31, 2011 RPI	Dec. 31, 2011 Series B	Dec. 31, 2011 Series D	Dec. 31, 2011 Series E	Dec. 31, 2011 Series C	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS
Number of holders of common units opted for redemption (in persons)														4
Aggregate number of common units elected for redemption							226,684
Conversion rate of common stock						$ 1.0397624		$ 1.0397624	$ 1.0397624				$ 1.0397624
Estimated payments for repurchase of redeemable noncontrolling interest									$ 103,000,000				$ 103,000,000
Activity of redeemable noncontrolling interests
Balance at the beginning of the period					232,364,000							232,364,000	232,364,000								206,833,000	499,926,000
Net income (loss)								(1,868,000)					(2,212,000)								(26,604,000)	(21,960,000)
Distributions													(5,879,000)								(15,608,000)	(9,433,000)
Cash redemption of operating partnership units													(4,615,000)
Conversion of operating partnership units into common shares																						(324,489,000)
Other comprehensive income								(8,000)					(337,000)								683,000	10,573,000
Adjustment for noncontrolling interest in operating partnership								1,875,000					4,474,000									(13,200,000)
Adjust redeemable noncontrolling interests								11,522,000													55,539,000	65,416,000
Balance at the end of the period						232,364,000		232,364,000	223,795,000				223,795,000								220,843,000	206,833,000
Unit Conversions Disclosoures
Number of common units for each preferred unit																3	1.508	1.298	1
Number of Contractual Convertible Preferred Units Outstanding																1,279,715	532,750	502,658	20,000
Converted Basis to Common Units Outstanding																3,839,146	803,498	652,633	20,000
Contractual Conversion Price (in dollars per share)																$ 16.6667	$ 33.1519	$ 38.51	$ 250
Redemption Value									120,756,253				120,756,253			63,985,887	26,637,477	25,132,889	5,000,000
Common Stock Dividend and Purchase of Common Stock
Dividends declared per share (in dollars per share)	$ 0.1	$ 0.1	$ 0.1	$ 0.1		$ 0.38		$ 0.38	$ 0.53	$ 0.1	$ 0.1	$ 0.1	$ 0.83							$ 0.38		$ 0.19
Number of shares to be received by entity's shareholders as a result of spin-off															0.0375
Distribution payable and decrease in retained earnings (accumulated deficit)						38,399,000		38,399,000	526,332,000				526,332,000
Distribution payable and decrease in retained earnings (accumulated deficit) related to special dividend									426,700,000				426,700,000
Dividend paid in cash					$ 35,800,000
Common stock dividend (in shares)					22,300,000
Weighted average trading price (in dollars per share)					$ 14.4725
Number of shares issued due to DRIP elections for dividends declared													7,225,345

EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS (Details 2) (USD $)	1 Months Ended			12 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2011
Stock buy-back activity
Shares purchased (in shares)				(35,833,357)
Privately negotiated transactions
Stock buy-back activity
Shares purchased (in shares)	927,468	2,273,172	2,046,940	5,247,580
Average price (in dollars per share)	$ 11.3308	$ 12.4592	$ 13.1455	$ 12.53
Total consideration for shares repurchased	$ 10,509,000	$ 28,322,000	$ 26,908,000	$ 65,700,000
Open market transactions | Maximum
Stock buy-back activity
Authorised amount to repurchase common stock			$ 250,000,000

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended			2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Basic and diluted
Antidilutive securities excluded from diluted EPS (in shares)								40,781,905
Numerators - Basic:
Loss from continuing operations	$ (249,079)	$ (352,693)	$ 260,250	$ (197,191)	$ 9,846	$ (611,790)	$ (279,788)		$ (526,991)	$ (249,079)	$ (263,044)	$ (226,657)	$ (126,080)	$ (19,560)	$ (635,341)	$ (523,441)
Allocation to noncontrolling interests	1,843						(6,331)								13,572	19,911
Loss from continuing operations - net of noncontrolling interests	(247,236)						(286,119)								(621,769)	(503,530)
Discontinued operations	(7,005)	(15,572)	(3,689)	(4,922)	(2,910)		(27,093)			(7,005)	(653,787)	(7,122)	8,508	75,334	(577,067)	(781,275)
Allocation to noncontrolling interests	25						40								13,078	116
Discontinued operations - net of noncontrolling interest	(6,980)						(27,053)								(563,989)	(781,159)
Net loss	(256,084)						(306,881)								(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	1,868						(6,291)								26,650	20,027
Net loss attributable to common stockholders	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)			(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)
Numerators - Diluted:
Loss from continuing operations - net of noncontrolling interests	(247,236)						(286,119)								(621,769)	(503,530)
Exclusion of warrant adjustment	205,252						(55,042)
Diluted loss from continuing operations	(247,236)						(341,161)								(621,769)	(503,530)
Net income (loss) attributable to common stockholders	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)			(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)
Diluted net income (loss) attributable to common stockholders	$ (254,216)						$ (368,214)								$ (1,185,758)	$ (1,284,689)
Denominators:
Weighted average number of common shares outstanding - basic	945,248,000	943,669,000	936,260,000	946,769,000	957,435,000		943,669,000			945,248,000	317,393,000	317,393,000	317,363,000	315,773,000	316,918,000	311,993,000
Effect of dilutive securities							37,467,000
Weighted Average Number of Shares Outstanding, Diluted	945,248,000	943,669,000	970,691,000	946,769,000	996,936,000		981,136,000			945,248,000	317,393,000	317,393,000	317,363,000	317,070,000	316,918,000	311,993,000

STOCK-BASED COMPENSATION PLANS (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2008 Old GGP Senior executives executive	Dec. 31, 2011 Stock options Maximum	Nov. 30, 2010 Stock options Old GGP D	Nov. 30, 2010 Restricted Stock Old GGP
STOCK-BASED COMPENSATION PLANS
Shares of common stock reserved for issuance as a percentage of outstanding shares on a fully diluted basis	4.00%
Maximum number of shares that can be granted to participant	4,000,000
Term of awards (in years)			P10Y
Number of executives to whom awards are granted		2
Number of options granted to replace each option to acquire a share of Old GGP common stock				2
Number of shares of New GGP common stock acquired				1	1
Number of shares of HHC common stock acquired				0.098344	0.098344
Number of underlying shares whose relative market value is used for allocation of exercise price of Old GGP				2
Number of trading days used for allocation of exercise price of Old GGP				10
Volume-weighted price of one New GGP, Inc common share (in dollars per share)				$ 15.29
Volume-weighted price of one HHC common share (in dollars per share)				$ 54.13
Ratio of allocation of exercise price to HHC (as a percent)				74.15%
Ratio of allocation of exercise price to GGP (as a percent)				25.85%

STOCK-BASED COMPENSATION PLANS (Details 2) (USD $)	2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010 Stock options	Dec. 31, 2011 Stock options	Nov. 09, 2010 Stock options	Nov. 09, 2010 Stock options Predecessor	Dec. 31, 2009 Stock options Predecessor	Nov. 30, 2010 Stock options Predecessor
Shares
Outstanding at the beginning of the year (in shares)				5,427,011	5,413,917	4,241,500	4,730,000	5,413,917
Granted (in shares)			1,891,857	8,662,716		2,100,000
Stock dividend adjustment (in shares)						58,127
Exercised (in shares)	(1,828,369)	(121,439)	(1,828,369)	(51,988)
Forfeited (in shares)		(404,192)	(25,000)	(1,606,792)		(55,870)	(290,000)
Expired (in shares)		(927,078)	(25,394)	(927,078)		(929,840)	(198,500)
Outstanding at the end of the year (in shares)			5,427,011	11,503,869	5,413,917		4,241,500	5,413,917
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)				$ 20.21	$ 16.26	$ 31.63	$ 33.01	$ 20.61
Granted (in dollars per share)			$ 14.73	$ 15.26				$ 10.56
Stock dividend adjustment (in dollars per share)						$ 30.32
Exercised (in dollars per share)			$ 2.72	$ 11.05
Forfeited (in dollars per share)			$ 14.73	$ 14.96			$ 54.66	$ 64.79
Expired (in dollars per share)			$ 34.05	$ 39.31			$ 30.78	$ 44.28
Outstanding at the end of the year (in dollars per share)			$ 20.21	$ 15.65	$ 16.26		$ 31.63	$ 20.61

STOCK-BASED COMPENSATION PLANS (Details 3) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Nov. 09, 2010	Dec. 31, 2011 Y
Stock Options Outstanding
Shares			11,503,869
Weighted Average Remaining Contractual Term (in years)			8.7
Weighted Average Exercise Price (in dollars per share)			$ 15.65
Intrinsic value			$ 9,839
Stock Options Exercisable
Shares			1,768,891
Weighted Average Remaining Contractual Term (in years)			5.2
Weighted Average Exercise Price (in dollars per share)			$ 22.4
Intrinsic value			2,874
Stock options
Stock Options Exercisable
Annual vesting percentage			20.00%
Vesting period from grant date (in years)			1
Closing stock price (in dollars per share)			$ 15.02
Intrinsic value for options exercised	$ 23,700,000		$ 200,000
Weighted-average fair value for stock options granted (in dollars per share)	$ 3.92	$ 4.99	$ 4.59
Range of Exercise Prices, $9.00 - $13.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 9
Exercise price, high end of range (in dollars per share)			$ 13
Stock Options Outstanding
Shares			2,102,363
Weighted Average Remaining Contractual Term (in years)			8.6
Weighted Average Exercise Price (in dollars per share)			$ 10.34
Stock Options Exercisable
Shares			602,363
Weighted Average Remaining Contractual Term (in years)			6
Weighted Average Exercise Price (in dollars per share)			$ 10.57
Range of Exercise Prices, $14.00 - $17.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 14
Exercise price, high end of range (in dollars per share)			$ 17
Stock Options Outstanding
Shares			8,902,418
Weighted Average Remaining Contractual Term (in years)			9.3
Weighted Average Exercise Price (in dollars per share)			$ 15.15
Stock Options Exercisable
Shares			667,440
Weighted Average Remaining Contractual Term (in years)			8.9
Weighted Average Exercise Price (in dollars per share)			$ 14.73
Range of Exercise Prices, $34.00 - $37.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 34
Exercise price, high end of range (in dollars per share)			$ 37
Range of Exercise Prices, $46.00 - $50.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 46
Exercise price, high end of range (in dollars per share)			$ 50
Stock Options Outstanding
Shares			499,088
Weighted Average Remaining Contractual Term (in years)			0.2
Weighted Average Exercise Price (in dollars per share)			$ 46.95
Stock Options Exercisable
Shares			499,088
Weighted Average Remaining Contractual Term (in years)			0.2
Weighted Average Exercise Price (in dollars per share)			$ 46.96

STOCK-BASED COMPENSATION PLANS (Details 4) (Restricted Stock, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended			1 Months Ended	10 Months Ended	12 Months Ended
	Nov. 09, 2010	Dec. 31, 2010	Dec. 31, 2011 Y	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Nov. 30, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
STOCK-BASED COMPENSATION PLANS
Vesting period of a portion of the shares (in years)	first anniversary
Vesting period of a portion of the shares (in years)				2 years	5 years
Number of shares of New GGP used to replace each share of Old GGP						1
Number of shares of HHC used to replace each share of Old GGP						0.098344
Shares
Outstanding at the beginning of the year (in shares)			2,807,682				275,433	410,767
Granted (in shares)		3,053,092	84,659				90,000	70,000
Canceled (in shares)		(12,500)	(329,292)				(8,097)	(69,628)
Vested (in shares)		(232,910)	(846,117)				(357,336)	(135,706)
Outstanding at the end of the year (in shares)		2,807,682	1,716,932					275,433
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)			$ 14.24				$ 33.04	$ 41.29
Granted (in dollars per share)		$ 14.21	$ 14.98			$ 15.14		$ 2.1
Canceled (in dollars per share)		$ 14.73	$ 14.73				$ 35.57	$ 46.04
Vested (in dollars per share)		$ 13.87	$ 14.23			$ 28.48		$ 35.38
Outstanding at the end of the year (in dollars per share)		$ 14.24	$ 14.19					$ 33.04
Weighted average remaining contractual term (in years)			2.7
Total fair value of vested awards		$ 3.7	$ 12.1				$ 5.6	$ 0.1

STOCK-BASED COMPENSATION PLANS (Details 5) (USD $)	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			12 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010 Y	Dec. 31, 2011 Y	Nov. 09, 2010 Predecessor Y	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Stock options	Dec. 31, 2011 Stock options	Nov. 09, 2010 Stock options	Nov. 09, 2010 Stock options Predecessor	Dec. 31, 2009 Stock options Predecessor	Nov. 30, 2010 Stock options Predecessor	Dec. 31, 2008 Stock options Predecessor	Dec. 31, 2011 Stock options Maximum	Dec. 31, 2010 Restricted Stock	Dec. 31, 2011 Restricted Stock	Nov. 30, 2010 Restricted Stock Predecessor	Dec. 31, 2009 Restricted Stock Predecessor	Dec. 31, 2011 TSOs D Y	Nov. 09, 2010 TSOs Predecessor	Dec. 31, 2010 TSOs Predecessor	Dec. 31, 2009 TSOs Predecessor	Dec. 31, 2011 TSOs Maximum D
STOCK-BASED COMPENSATION PLANS
Number of days for which common stock price is required to achieve and sustain the applicable threshold price																	20
Compounding period of product used to determine the threshold price																	5
Estimated Annual Growth Rate (as a percent)																	7.00%
Exercise period (in days)																	30
Term of awards (in years)												P10Y					P10Y
Awards granted (in shares)					1,891,857	8,662,716		2,100,000									8,163,995
Shares
Outstanding at the beginning of the year (in shares)						5,427,011	5,413,917	4,241,500	4,730,000	5,413,917							109,425	1,968,525	1,968,525	2,220,932
Stock dividend adjustment (in shares)								58,127									2,370	30,917
Forfeited/Canceled (in shares)		(404,192)			(25,000)	(1,606,792)		(55,870)	(290,000)									(305,027)		(252,407)
Exercised (in shares)	(1,828,369)	(121,439)			(1,828,369)	(51,988)											(69,451)	(5,156)
Forfeited/Expired (in shares)																	(8,789)		(1,578,749)
Outstanding at the end of the year (in shares)					5,427,011	11,503,869	5,413,917		4,241,500	5,413,917							33,555	1,689,259		1,968,525
Surrendered for cash (in shares)																			(1,085)
Additional disclosure
Weighted Average Exercise Price Outstanding (in dollars per share)					$ 20.21	$ 15.65	$ 16.26		$ 31.63	$ 20.61	$ 33.01						$ 11.27
Weighted Average Remaining Term Outstanding (in years)																	0.59
Fair Value of Outstanding on Effective Date																	$ 465,000
Number of days available with holders of in-the-money options to elect to surrender options for cash payment																					60
Other Required Disclosures
Risk-free interest rate (as a percent)	1.26%	1.25%	1.39%
Dividend yield (as a percent)	2.72%	2.50%	2.86%
Expected volatility (as a percent)	38.00%	41.16%	38.00%
Expected life (in years)	5	6.5	5
Compensation expense	5,963,000	19,537,000	16,191,000	8,639,000	953,000	8,245,000		3,914,000	1,943,000				5,010,000	11,292,000	9,385,000	2,710,000		2,892,000		3,986,000
Total compensation expense not yet been recognized		61,600,000
Compensation expense expected to be recognized in 2012		19,500,000
Compensation expense expected to be recognized in 2013		18,400,000
Compensation expense expected to be recognized in 2014		12,000,000
Compensation expense expected to be recognized in 2015		8,300,000
Compensation expense expected to be recognized in 2016		$ 3,400,000

OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER ASSETS.
Security and escrow deposits	$ 247,718	$ 259,440
Prepaid expenses	51,928	64,230
Receivables - finance leases and bonds	21,198	50,920
Deferred tax, net of valuation allowances	4,578	10,505
Prepaid finance costs	1,477	56
Other	12,357	14,921
Total prepaid expenses and other assets	1,805,535	2,300,452
Above-market tenant leases net
OTHER ASSETS
Net carrying amount	1,163,754	1,518,893
Below-market ground leases net
OTHER ASSETS
Net carrying amount	198,230	255,854
Real estate tax stabilization agreement net
OTHER ASSETS
Net carrying amount	104,295	110,607
Below-market office lessee leases net
OTHER ASSETS
Net carrying amount		$ 15,026

OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued expenses
Accrued interest	$ 196,536	$ 143,856
Accounts payable and accrued expenses	164,139	264,578
Accrued real estate taxes	77,722	75,137
Accrued payroll and other employee liabilities	77,231	176,810
Construction payable	69,291	85,724
Deferred gains/income	65,174	60,808
Tenant and other deposits	19,336	19,109
Insurance reserve liability	17,796	17,381
Conditional asset retirement obligation liability	16,596	16,637
Capital lease obligations	12,774	12,998
Uncertain tax position liability	6,847	8,356
Other	73,923	79,866
Total accounts payable and accrued expenses	1,445,738	1,893,571
Below-market tenant leases net
OTHER LIABILITIES
Net carrying amount	634,802	932,311
Above-market office lessee leases net
OTHER LIABILITIES
Net carrying amount	$ 13,571

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Net unrealized (losses) gains on financial instruments		$ 129
Foreign currency translation	(48,545)	75
Unrealized gains (losses) on available-for-sale securities	263	(32)
Accumulated other comprehensive income (loss)	$ (47,773)	$ 172

LITIGATION (Details) (USD $)	Dec. 31, 2011 entity	Dec. 31, 2010	Dec. 31, 2011 HHC	Dec. 31, 2010 HHC	Dec. 31, 2011 Homart Note	Jun. 22, 2011 Homart Note	Dec. 31, 2011 2006 Credit Facility	Dec. 31, 2010 2006 Credit Facility
Default Interest
Principal amount outstanding					$ 254,000,000		$ 2,580,000,000
Outstanding default interest and principal amount						246,000,000
Default interest expense					11,700,000		49,500,000
Default interest accrued							91,500,000	42,000,000
Tax Indemnification Liability
Number of Predecessor's taxable REIT subsidiaries distributed as part of HHC subject to IRS audit (in entities)	2
Accrued interest related to tax indemnification liability			21,600,000	19,700,000
Tax indemnification liability	$ 303,750,000	$ 303,750,000	$ 325,400,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	2 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2008 Predecessor	Dec. 31, 2011 Long-term debt-principal	Dec. 31, 2011 Held for sale debt principal	Dec. 31, 2011 Retained debt-principal	Dec. 31, 2011 Junior Subordinated Notes prior to 2041	Dec. 31, 2011 Ground lease payments	Dec. 31, 2011 Tax indemnification liability	Dec. 31, 2011 Uncertain tax position liability
Commitments and contingencies
Contractual rental expense, including participation rent	$ 1,990,000	$ 14,270,000		$ 9,351,000	$ 11,683,000
Contractual rent expense, including participation rent and excluding amortization of above and below-market ground leases and straight-line rent	1,179,000	8,411,000		4,725,000	6,236,000
2012		1,878,066,000					1,555,148,000	72,453,000	37,745,000	206,200,000	6,520,000
2013		1,396,789,000					1,388,883,000		1,277,000		6,629,000
2014		2,743,165,000					2,735,139,000		1,363,000		6,663,000
2015		2,046,541,000					2,038,427,000		1,440,000		6,674,000
2016		3,432,104,000					3,424,025,000		1,521,000		6,558,000
Subsequent/Other		6,623,028,000					6,001,392,000		87,272,000		223,767,000	303,750,000	6,847,000
Total		18,119,693,000					17,143,014,000	72,453,000	130,618,000	206,200,000	256,811,000	303,750,000	6,847,000
Shares delivered pursuant to CSA						356,661
Final payment and settlement of all other claims			$ 230,000,000

SUBSEQUENT EVENTS (Details) (USD $)	2 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Mar. 02, 2012 The Village Of Cross Keys	Jan. 12, 2012 Special dividend RPI mall sqft	Feb. 29, 2012 Acquisition Anchor tenant box	Feb. 27, 2012 Quarterly common stock dividend
SUBSEQUENT EVENTS
Number of mall portfolios spun-off in the form of a special dividend				30
Area of mall portfolio spun-off in the form of a special dividend (in square feet)				21,000,000
Entity's ownership in properties (as a percent)				1.00%
Number of anchor boxes					11
Purchase price of anchor boxes acquired					$ 270,000,000
Dividend						$ 0.1
Sale Price			25,000,000
Cash received on sale	108,914,000	627,872,000	8,000,000
Note receivable entered into with the buyer			$ 17,000,000

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended					2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Rouse Properties, Inc. (Rouse)
Total revenues						$ 373,250	$ 657,985	$ 624,179	$ 603,020	$ 620,414	$ 2,362,955	$ 2,505,597	$ 2,829,964	$ 373,250	$ 276,299	$ 622,830	$ 616,642	$ 625,672	$ 2,141,443	$ 2,551,172
Operating income						75,804	122,832	135,698	143,821	158,314		560,665		75,804	107,492	233,818	236,348	242,641	820,301	581,846
Income (loss) from continuing operations						(249,079)	(352,693)	260,250	(197,191)	9,846	(611,790)	(279,788)	(526,991)	(249,079)	(263,044)	(226,657)	(126,080)	(19,560)	(635,341)	(523,441)
Income (loss) from discontinued operations						(7,005)	(15,572)	(3,689)	(4,922)	(2,910)		(27,093)		(7,005)	(653,787)	(7,122)	8,508	75,334	(577,067)	(781,275)
Net loss attributable to common stockholders						$ (254,216)	$ (367,838)	$ 252,049	$ (203,047)	$ 5,664		$ (313,172)		$ (254,216)	$ (888,702)	$ (231,185)	$ (117,527)	$ 51,656	$ (1,185,758)	$ (1,284,689)
Basic earnings (loss) per share from:
Continuing operations (in dollars per share)						$ (0.26)	$ (0.37)	$ 0.27	$ (0.21)	$ 0.01		$ (0.3)		$ (0.26)	$ (0.78)	$ (0.71)	$ (0.4)	$ (0.08)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)						$ (0.01)	$ (0.02)		$ (0.01)			$ (0.03)		$ (0.01)	$ (2.02)	$ (0.02)	$ 0.03	$ 0.24	$ (1.78)	$ (2.5)
Diluted earnings (loss) per share from:
Continuing operations (in dollars per share)						$ (0.26)	$ (0.37)	$ (0.08)	$ (0.21)			$ (0.34)		$ (0.26)	$ (0.78)	$ (0.71)	$ (0.4)	$ (0.08)	$ (1.96)	$ (1.61)
Discontinued operations (in dollars per share)						$ (0.01)	$ (0.02)		$ (0.01)			$ (0.03)		$ (0.01)	$ (2.02)	$ (0.02)	$ 0.03	$ 0.24	$ (1.78)	$ (2.5)
Dividends declared per share	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.38	$ 0.38	$ 0.53	$ 0.1	$ 0.1	$ 0.1		$ 0.83		$ 0.38						$ 0.19
Weighted-average shares outstanding:
Basic (in shares)						945,248	943,669	936,260	946,769	957,435		943,669		945,248	317,393	317,393	317,363	315,773	316,918	311,993
Diluted (in shares)						945,248	943,669	970,691	946,769	996,936		981,136		945,248	317,393	317,393	317,363	317,070	316,918	311,993
Non-cash distribution (in dollars per share)																					$ 0.43

PRO FORMA FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Pro Forma Adjustments	Dec. 31, 2009 Pro Forma Adjustments	Dec. 31, 2010 Pro Forma	Dec. 31, 2009 Pro Forma
Total revenues	$ 373,250	$ 657,985	$ 624,179	$ 603,020	$ 620,414	$ 2,362,955	$ 2,505,597	$ 2,829,964			$ 2,492,167	$ 2,521,574
Loss from continuing operations	(249,079)	(352,693)	260,250	(197,191)	9,846	(611,790)	(279,788)	(526,991)			(698,515)	(815,025)
Minimum rents	$ 232,592						$ 1,583,609		$ 27,400	$ 36,000

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Retail and Other
Acquisition Accounting Cost
Encumbrances	17,335,706
Land	4,793,855
Buildings and Improvements	20,445,462
Costs Capitalized Subsequent to Acquisition
Land	(162,335)
Buildings and Improvements	(519,644)
Gross Amounts at Which Carried at Close of Period
Land	4,631,520
Buildings and Improvements	19,925,818
Total	24,557,338
Accumulated Depreciation	973,027
Ala Moana Center
Acquisition Accounting Cost
Encumbrances	1,322,146
Land	571,836
Buildings and Improvements	1,738,740
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,892
Gross Amounts at Which Carried at Close of Period
Land	571,836
Buildings and Improvements	1,740,632
Total	2,312,468
Accumulated Depreciation	67,252
Ala Moana Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Ala Moana Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Ala Moana Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Anaheim Crossing
Acquisition Accounting Cost
Buildings and Improvements	4,464
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(4,464)
Anaheim Crossing | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Anaheim Crossing | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Anaheim Crossing | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Animas Valley Mall
Acquisition Accounting Cost
Encumbrances	43,451
Land	6,509
Buildings and Improvements	32,270
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	858
Gross Amounts at Which Carried at Close of Period
Land	6,509
Buildings and Improvements	33,128
Total	39,637
Accumulated Depreciation	2,745
Animas Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Animas Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Animas Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Apache Mall
Acquisition Accounting Cost
Land	17,738
Buildings and Improvements	116,663
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	986
Gross Amounts at Which Carried at Close of Period
Land	17,738
Buildings and Improvements	117,649
Total	135,387
Accumulated Depreciation	5,701
Apache Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Apache Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Apache Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Arizona Center
Acquisition Accounting Cost
Land	4,095
Buildings and Improvements	168,099
Costs Capitalized Subsequent to Acquisition
Land	(4,095)
Buildings and Improvements	(168,099)
Arizona Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Arizona Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Arizona Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Augusta Mall
Acquisition Accounting Cost
Encumbrances	159,401
Land	25,450
Buildings and Improvements	137,376
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,394
Gross Amounts at Which Carried at Close of Period
Land	25,450
Buildings and Improvements	140,770
Total	166,220
Accumulated Depreciation	8,333
Augusta Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Augusta Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Augusta Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Austin Bluffs Plaza
Acquisition Accounting Cost
Encumbrances	1,983
Land	1,425
Buildings and Improvements	1,075
Gross Amounts at Which Carried at Close of Period
Land	1,425
Buildings and Improvements	1,075
Total	2,500
Accumulated Depreciation	40
Austin Bluffs Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Austin Bluffs Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Austin Bluffs Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bailey Hills Village
Acquisition Accounting Cost
Land	422
Buildings and Improvements	347
Costs Capitalized Subsequent to Acquisition
Land	(422)
Buildings and Improvements	(347)
Bailey Hills Village | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bailey Hills Village | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bailey Hills Village | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Baskin Robbins
Acquisition Accounting Cost
Land	333
Buildings and Improvements	19
Gross Amounts at Which Carried at Close of Period
Land	333
Buildings and Improvements	19
Total	352
Accumulated Depreciation	5
Baskin Robbins | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Baskin Robbins | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Baskin Robbins | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Baybrook Mall
Acquisition Accounting Cost
Encumbrances	179,951
Land	76,527
Buildings and Improvements	288,241
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(2,215)
Gross Amounts at Which Carried at Close of Period
Land	76,527
Buildings and Improvements	286,026
Total	362,553
Accumulated Depreciation	12,367
Baybrook Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Baybrook Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Baybrook Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bayshore Mall
Acquisition Accounting Cost
Encumbrances	30,436
Land	4,770
Buildings and Improvements	33,305
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(327)
Gross Amounts at Which Carried at Close of Period
Land	4,770
Buildings and Improvements	32,978
Total	37,748
Accumulated Depreciation	2,005
Bayshore Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bayshore Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bayshore Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bayside Marketplace
Acquisition Accounting Cost
Encumbrances	83,953
Buildings and Improvements	198,396
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,105
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	199,501
Total	199,501
Accumulated Depreciation	13,491
Bayside Marketplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bayside Marketplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bayside Marketplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Beachwood Place
Acquisition Accounting Cost
Encumbrances	227,749
Land	59,156
Buildings and Improvements	196,205
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,256
Gross Amounts at Which Carried at Close of Period
Land	59,156
Buildings and Improvements	197,461
Total	256,617
Accumulated Depreciation	7,602
Beachwood Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Beachwood Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Beachwood Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bellis Fair
Acquisition Accounting Cost
Encumbrances	93,882
Land	14,122
Buildings and Improvements	102,033
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	704
Gross Amounts at Which Carried at Close of Period
Land	14,122
Buildings and Improvements	102,737
Total	116,859
Accumulated Depreciation	4,956
Bellis Fair | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bellis Fair | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bellis Fair | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Birchwood Mall
Acquisition Accounting Cost
Encumbrances	46,924
Land	8,316
Buildings and Improvements	44,884
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	68
Gross Amounts at Which Carried at Close of Period
Land	8,316
Buildings and Improvements	44,952
Total	53,268
Accumulated Depreciation	2,577
Birchwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Birchwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Birchwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Boise Plaza
Acquisition Accounting Cost
Land	3,996
Buildings and Improvements	645
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(42)
Gross Amounts at Which Carried at Close of Period
Land	3,996
Buildings and Improvements	603
Total	4,599
Accumulated Depreciation	73
Boise Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Boise Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Boise Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Boise Towne Plaza
Acquisition Accounting Cost
Encumbrances	9,694
Land	6,457
Buildings and Improvements	3,195
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10
Gross Amounts at Which Carried at Close of Period
Land	6,457
Buildings and Improvements	3,205
Total	9,662
Accumulated Depreciation	446
Boise Towne Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Boise Towne Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Boise Towne Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Boise Towne Square
Acquisition Accounting Cost
Encumbrances	139,650
Land	37,724
Buildings and Improvements	159,923
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	213
Gross Amounts at Which Carried at Close of Period
Land	37,724
Buildings and Improvements	160,136
Total	197,860
Accumulated Depreciation	7,055
Boise Towne Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Boise Towne Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Boise Towne Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Brass Mill Center
Acquisition Accounting Cost
Encumbrances	89,053
Land	21,959
Buildings and Improvements	79,574
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	504
Gross Amounts at Which Carried at Close of Period
Land	21,959
Buildings and Improvements	80,078
Total	102,037
Accumulated Depreciation	4,415
Brass Mill Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Brass Mill Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Brass Mill Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Brass Mill Commons
Acquisition Accounting Cost
Encumbrances	19,046
Land	9,538
Buildings and Improvements	19,533
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(133)
Gross Amounts at Which Carried at Close of Period
Land	9,538
Buildings and Improvements	19,400
Total	28,938
Accumulated Depreciation	1,100
Brass Mill Commons | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Brass Mill Commons | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Brass Mill Commons | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Burlington Town Center
Acquisition Accounting Cost
Encumbrances	24,066
Land	3,703
Buildings and Improvements	22,576
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(615)
Gross Amounts at Which Carried at Close of Period
Land	3,703
Buildings and Improvements	21,961
Total	25,664
Accumulated Depreciation	2,449
Burlington Town Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Burlington Town Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Burlington Town Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Cache Valley Mall
Acquisition Accounting Cost
Encumbrances	28,623
Land	2,890
Buildings and Improvements	19,402
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(48)
Gross Amounts at Which Carried at Close of Period
Land	2,890
Buildings and Improvements	19,354
Total	22,244
Accumulated Depreciation	1,115
Cache Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Cache Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Cache Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Cache Valley Marketplace
Acquisition Accounting Cost
Land	1,072
Buildings and Improvements	7,440
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13
Gross Amounts at Which Carried at Close of Period
Land	1,072
Buildings and Improvements	7,453
Total	8,525
Accumulated Depreciation	503
Cache Valley Marketplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Cache Valley Marketplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Cache Valley Marketplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Canyon Point Village Center
Acquisition Accounting Cost
Land	11,439
Buildings and Improvements	9,388
Costs Capitalized Subsequent to Acquisition
Land	(11,439)
Buildings and Improvements	(9,388)
Canyon Point Village Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Canyon Point Village Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Canyon Point Village Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Capital Mall
Acquisition Accounting Cost
Land	1,114
Buildings and Improvements	7,731
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(45)
Gross Amounts at Which Carried at Close of Period
Land	1,114
Buildings and Improvements	7,686
Total	8,800
Accumulated Depreciation	899
Capital Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Capital Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Capital Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Chula Vista Center
Acquisition Accounting Cost
Land	13,214
Buildings and Improvements	67,743
Costs Capitalized Subsequent to Acquisition
Land	1,149
Buildings and Improvements	10,134
Gross Amounts at Which Carried at Close of Period
Land	14,363
Buildings and Improvements	77,877
Total	92,240
Accumulated Depreciation	4,052
Chula Vista Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Chula Vista Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Chula Vista Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Coastland Center
Acquisition Accounting Cost
Encumbrances	120,694
Land	24,470
Buildings and Improvements	166,038
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	343
Gross Amounts at Which Carried at Close of Period
Land	24,470
Buildings and Improvements	166,381
Total	190,851
Accumulated Depreciation	7,605
Coastland Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Coastland Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Coastland Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Collin Creek
Acquisition Accounting Cost
Encumbrances	63,742
Land	14,747
Buildings and Improvements	48,094
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	426
Gross Amounts at Which Carried at Close of Period
Land	14,747
Buildings and Improvements	48,520
Total	63,267
Accumulated Depreciation	2,997
Collin Creek | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Collin Creek | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Collin Creek | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Colony Square Mall
Acquisition Accounting Cost
Encumbrances	28,212
Land	4,253
Buildings and Improvements	29,573
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	546
Gross Amounts at Which Carried at Close of Period
Land	4,253
Buildings and Improvements	30,119
Total	34,372
Accumulated Depreciation	2,150
Colony Square Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Colony Square Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Colony Square Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Columbia Mall
Acquisition Accounting Cost
Encumbrances	89,355
Land	7,943
Buildings and Improvements	107,969
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8
Gross Amounts at Which Carried at Close of Period
Land	7,943
Buildings and Improvements	107,977
Total	115,920
Accumulated Depreciation	6,343
Columbia Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Columbia Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Columbia Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Columbiana Centre
Acquisition Accounting Cost
Encumbrances	103,800
Land	22,178
Buildings and Improvements	125,061
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	17
Gross Amounts at Which Carried at Close of Period
Land	22,178
Buildings and Improvements	125,078
Total	147,256
Accumulated Depreciation	7,791
Columbiana Centre | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Columbiana Centre | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Columbiana Centre | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Coral Ridge Mall
Acquisition Accounting Cost
Encumbrances	91,278
Land	20,178
Buildings and Improvements	134,515
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	171
Gross Amounts at Which Carried at Close of Period
Land	20,178
Buildings and Improvements	134,686
Total	154,864
Accumulated Depreciation	6,657
Coral Ridge Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Coral Ridge Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Coral Ridge Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Coronado Center
Acquisition Accounting Cost
Encumbrances	153,690
Land	28,312
Buildings and Improvements	153,526
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,163
Gross Amounts at Which Carried at Close of Period
Land	28,312
Buildings and Improvements	154,689
Total	183,001
Accumulated Depreciation	8,322
Coronado Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Coronado Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Coronado Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Crossroads Center
Acquisition Accounting Cost
Encumbrances	78,493
Land	15,499
Buildings and Improvements	103,077
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,480
Gross Amounts at Which Carried at Close of Period
Land	15,499
Buildings and Improvements	104,557
Total	120,056
Accumulated Depreciation	5,855
Crossroads Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Crossroads Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Crossroads Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Cumberland Mall
Acquisition Accounting Cost
Encumbrances	105,594
Land	36,913
Buildings and Improvements	138,795
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,545
Gross Amounts at Which Carried at Close of Period
Land	36,913
Buildings and Improvements	140,340
Total	177,253
Accumulated Depreciation	7,703
Cumberland Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Cumberland Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Cumberland Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Deerbrook Mall
Acquisition Accounting Cost
Encumbrances	152,656
Land	36,761
Buildings and Improvements	133,448
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(295)
Gross Amounts at Which Carried at Close of Period
Land	36,761
Buildings and Improvements	133,153
Total	169,914
Accumulated Depreciation	6,485
Deerbrook Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Deerbrook Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Deerbrook Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Eastridge Mall, Casper, WY
Acquisition Accounting Cost
Encumbrances	34,310
Land	5,484
Buildings and Improvements	36,756
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	91
Gross Amounts at Which Carried at Close of Period
Land	5,484
Buildings and Improvements	36,847
Total	42,331
Accumulated Depreciation	2,299
Eastridge Mall, Casper, WY | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Eastridge Mall, Casper, WY | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Eastridge Mall, Casper, WY | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Eastridge Mall, San Jose, CA
Acquisition Accounting Cost
Encumbrances	153,167
Land	30,368
Buildings and Improvements	135,317
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	603
Gross Amounts at Which Carried at Close of Period
Land	30,368
Buildings and Improvements	135,920
Total	166,288
Accumulated Depreciation	6,147
Eastridge Mall, San Jose, CA | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Eastridge Mall, San Jose, CA | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Eastridge Mall, San Jose, CA | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Eden Prairie Center
Acquisition Accounting Cost
Encumbrances	73,308
Land	24,985
Buildings and Improvements	74,733
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	83
Gross Amounts at Which Carried at Close of Period
Land	24,985
Buildings and Improvements	74,816
Total	99,801
Accumulated Depreciation	5,902
Eden Prairie Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Eden Prairie Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Eden Prairie Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fallbrook Center
Acquisition Accounting Cost
Encumbrances	81,771
Land	18,479
Buildings and Improvements	62,432
Costs Capitalized Subsequent to Acquisition
Land	1,543
Buildings and Improvements	4,364
Gross Amounts at Which Carried at Close of Period
Land	20,022
Buildings and Improvements	66,796
Total	86,818
Accumulated Depreciation	3,622
Fallbrook Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fallbrook Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fallbrook Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Faneuil Hall Marketplace
Acquisition Accounting Cost
Buildings and Improvements	91,817
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(91,817)
Faneuil Hall Marketplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Faneuil Hall Marketplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Faneuil Hall Marketplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fashion Place
Acquisition Accounting Cost
Encumbrances	138,206
Land	24,068
Buildings and Improvements	232,456
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,215
Gross Amounts at Which Carried at Close of Period
Land	24,068
Buildings and Improvements	254,671
Total	278,739
Accumulated Depreciation	10,402
Fashion Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fashion Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fashion Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fashion Show
Acquisition Accounting Cost
Encumbrances	629,870
Land	564,310
Buildings and Improvements	627,327
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	29,169
Gross Amounts at Which Carried at Close of Period
Land	564,310
Buildings and Improvements	656,496
Total	1,220,806
Accumulated Depreciation	33,441
Fashion Show | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fashion Show | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fashion Show | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Foothills Mall
Acquisition Accounting Cost
Encumbrances	38,682
Land	16,137
Buildings and Improvements	22,259
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,342
Gross Amounts at Which Carried at Close of Period
Land	16,137
Buildings and Improvements	23,601
Total	39,738
Accumulated Depreciation	2,293
Foothills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Foothills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Foothills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fort Union
Acquisition Accounting Cost
Encumbrances	2,386
Buildings and Improvements	2,104
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(375)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	1,729
Total	1,729
Accumulated Depreciation	58
Fort Union | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fort Union | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fort Union | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Four Seasons Town Centre
Acquisition Accounting Cost
Encumbrances	93,570
Land	17,259
Buildings and Improvements	126,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	736
Gross Amounts at Which Carried at Close of Period
Land	17,259
Buildings and Improvements	127,306
Total	144,565
Accumulated Depreciation	5,908
Four Seasons Town Centre | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Four Seasons Town Centre | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Four Seasons Town Centre | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fox River Mall
Acquisition Accounting Cost
Encumbrances	185,835
Land	42,259
Buildings and Improvements	217,932
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,029
Gross Amounts at Which Carried at Close of Period
Land	42,259
Buildings and Improvements	218,961
Total	261,220
Accumulated Depreciation	8,857
Fox River Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fox River Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fox River Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fremont Plaza
Acquisition Accounting Cost
Buildings and Improvements	1,723
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(17)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	1,706
Total	1,706
Accumulated Depreciation	202
Fremont Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fremont Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fremont Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Gateway Crossing Shopping Center
Acquisition Accounting Cost
Land	9,701
Buildings and Improvements	13,957
Costs Capitalized Subsequent to Acquisition
Land	(9,701)
Buildings and Improvements	(13,957)
Gateway Crossing Shopping Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Gateway Crossing Shopping Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Gateway Crossing Shopping Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Gateway Mall
Acquisition Accounting Cost
Land	7,097
Buildings and Improvements	36,573
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,574
Gross Amounts at Which Carried at Close of Period
Land	7,097
Buildings and Improvements	39,147
Total	46,244
Accumulated Depreciation	2,457
Gateway Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Gateway Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Gateway Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Glenbrook Square
Acquisition Accounting Cost
Encumbrances	158,095
Land	30,965
Buildings and Improvements	147,002
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(447)
Gross Amounts at Which Carried at Close of Period
Land	30,965
Buildings and Improvements	146,555
Total	177,520
Accumulated Depreciation	6,880
Glenbrook Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Glenbrook Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Glenbrook Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Governor's Square
Acquisition Accounting Cost
Encumbrances	75,465
Land	18,289
Buildings and Improvements	123,088
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	733
Gross Amounts at Which Carried at Close of Period
Land	18,289
Buildings and Improvements	123,821
Total	142,110
Accumulated Depreciation	8,209
Governor's Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Governor's Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Governor's Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Grand Teton Mall
Acquisition Accounting Cost
Encumbrances	50,733
Land	7,836
Buildings and Improvements	52,616
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	394
Gross Amounts at Which Carried at Close of Period
Land	7,836
Buildings and Improvements	53,010
Total	60,846
Accumulated Depreciation	2,817
Grand Teton Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Grand Teton Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Grand Teton Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Grand Teton Plaza
Acquisition Accounting Cost
Land	5,230
Buildings and Improvements	7,042
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	577
Gross Amounts at Which Carried at Close of Period
Land	5,230
Buildings and Improvements	7,619
Total	12,849
Accumulated Depreciation	441
Grand Teton Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Grand Teton Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Grand Teton Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Greenwood Mall
Acquisition Accounting Cost
Land	12,459
Buildings and Improvements	85,370
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,912
Gross Amounts at Which Carried at Close of Period
Land	12,459
Buildings and Improvements	87,282
Total	99,741
Accumulated Depreciation	4,494
Greenwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Greenwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Greenwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Harborplace
Acquisition Accounting Cost
Encumbrances	50,198
Buildings and Improvements	82,834
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	835
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	83,669
Total	83,669
Accumulated Depreciation	3,627
Harborplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Harborplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Harborplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Hulen Mall
Acquisition Accounting Cost
Encumbrances	103,599
Land	8,665
Buildings and Improvements	112,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,409
Gross Amounts at Which Carried at Close of Period
Land	8,665
Buildings and Improvements	121,661
Total	130,326
Accumulated Depreciation	5,579
Hulen Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Hulen Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Hulen Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Jordan Creek Town Center
Acquisition Accounting Cost
Encumbrances	173,545
Land	54,663
Buildings and Improvements	262,608
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,643
Gross Amounts at Which Carried at Close of Period
Land	54,663
Buildings and Improvements	264,251
Total	318,914
Accumulated Depreciation	11,394
Jordan Creek Town Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Jordan Creek Town Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Jordan Creek Town Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Knollwood Mall
Acquisition Accounting Cost
Encumbrances	36,132
Land	6,127
Buildings and Improvements	32,905
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	119
Gross Amounts at Which Carried at Close of Period
Land	6,127
Buildings and Improvements	33,024
Total	39,151
Accumulated Depreciation	1,987
Knollwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Knollwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Knollwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lakeland Square
Acquisition Accounting Cost
Encumbrances	51,357
Land	10,938
Buildings and Improvements	56,867
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	614
Gross Amounts at Which Carried at Close of Period
Land	10,938
Buildings and Improvements	57,481
Total	68,419
Accumulated Depreciation	3,226
Lakeland Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lakeland Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lakeland Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lakeside Mall
Acquisition Accounting Cost
Encumbrances	155,040
Land	36,993
Buildings and Improvements	130,460
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,275
Gross Amounts at Which Carried at Close of Period
Land	36,993
Buildings and Improvements	131,735
Total	168,728
Accumulated Depreciation	6,039
Lakeside Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lakeside Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lakeside Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lansing Mall
Acquisition Accounting Cost
Encumbrances	22,129
Land	9,615
Buildings and Improvements	49,220
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	279
Gross Amounts at Which Carried at Close of Period
Land	9,615
Buildings and Improvements	49,499
Total	59,114
Accumulated Depreciation	2,980
Lansing Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lansing Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lansing Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lincolnshire Commons
Acquisition Accounting Cost
Encumbrances	27,423
Land	8,806
Buildings and Improvements	26,848
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(10)
Gross Amounts at Which Carried at Close of Period
Land	8,806
Buildings and Improvements	26,838
Total	35,644
Accumulated Depreciation	1,327
Lincolnshire Commons | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lincolnshire Commons | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lincolnshire Commons | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lynnhaven Mall
Acquisition Accounting Cost
Encumbrances	218,241
Land	54,628
Buildings and Improvements	219,013
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(1,478)
Gross Amounts at Which Carried at Close of Period
Land	54,628
Buildings and Improvements	217,535
Total	272,163
Accumulated Depreciation	10,117
Lynnhaven Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lynnhaven Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lynnhaven Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall At Sierra Vista
Acquisition Accounting Cost
Encumbrances	23,335
Land	7,078
Buildings and Improvements	36,441
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2
Gross Amounts at Which Carried at Close of Period
Land	7,078
Buildings and Improvements	36,443
Total	43,521
Accumulated Depreciation	1,764
Mall At Sierra Vista | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall At Sierra Vista | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall At Sierra Vista | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall of Louisiana
Acquisition Accounting Cost
Encumbrances	234,883
Land	88,742
Buildings and Improvements	319,097
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	43
Gross Amounts at Which Carried at Close of Period
Land	88,742
Buildings and Improvements	319,140
Total	407,882
Accumulated Depreciation	11,941
Mall of Louisiana | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall of Louisiana | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall of Louisiana | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall of The Bluffs
Acquisition Accounting Cost
Encumbrances	25,909
Land	3,839
Buildings and Improvements	12,007
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(205)
Gross Amounts at Which Carried at Close of Period
Land	3,839
Buildings and Improvements	11,802
Total	15,641
Accumulated Depreciation	972
Mall of The Bluffs | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall of The Bluffs | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall of The Bluffs | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall St. Matthews
Acquisition Accounting Cost
Encumbrances	135,695
Land	42,014
Buildings and Improvements	155,809
Costs Capitalized Subsequent to Acquisition
Land	19
Buildings and Improvements	1,389
Gross Amounts at Which Carried at Close of Period
Land	42,033
Buildings and Improvements	157,198
Total	199,231
Accumulated Depreciation	6,829
Mall St. Matthews | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall St. Matthews | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall St. Matthews | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall St. Vincent
Acquisition Accounting Cost
Land	4,604
Buildings and Improvements	21,927
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(340)
Gross Amounts at Which Carried at Close of Period
Land	4,604
Buildings and Improvements	21,587
Total	26,191
Accumulated Depreciation	1,396
Mall St. Vincent | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall St. Vincent | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall St. Vincent | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Market Place Shopping Center
Acquisition Accounting Cost
Encumbrances	105,240
Land	21,611
Buildings and Improvements	111,515
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,378
Gross Amounts at Which Carried at Close of Period
Land	21,611
Buildings and Improvements	112,893
Total	134,504
Accumulated Depreciation	6,137
Market Place Shopping Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Market Place Shopping Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Market Place Shopping Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mayfair Mall
Acquisition Accounting Cost
Encumbrances	297,066
Land	84,473
Buildings and Improvements	352,140
Costs Capitalized Subsequent to Acquisition
Land	(79)
Buildings and Improvements	685
Gross Amounts at Which Carried at Close of Period
Land	84,394
Buildings and Improvements	352,825
Total	437,219
Accumulated Depreciation	17,345
Mayfair Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mayfair Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mayfair Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Meadows Mall
Acquisition Accounting Cost
Encumbrances	97,462
Land	30,275
Buildings and Improvements	136,846
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	322
Gross Amounts at Which Carried at Close of Period
Land	30,275
Buildings and Improvements	137,168
Total	167,443
Accumulated Depreciation	6,241
Meadows Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Meadows Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Meadows Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mondawmin Mall
Acquisition Accounting Cost
Encumbrances	72,556
Land	19,707
Buildings and Improvements	63,348
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,405
Gross Amounts at Which Carried at Close of Period
Land	19,707
Buildings and Improvements	67,753
Total	87,460
Accumulated Depreciation	4,102
Mondawmin Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mondawmin Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mondawmin Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Newgate Mall
Acquisition Accounting Cost
Encumbrances	38,204
Land	17,856
Buildings and Improvements	70,318
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,487
Gross Amounts at Which Carried at Close of Period
Land	17,856
Buildings and Improvements	72,805
Total	90,661
Accumulated Depreciation	4,688
Newgate Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Newgate Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Newgate Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Newpark Mall
Acquisition Accounting Cost
Encumbrances	67,056
Land	17,848
Buildings and Improvements	57,404
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	857
Gross Amounts at Which Carried at Close of Period
Land	17,848
Buildings and Improvements	58,261
Total	76,109
Accumulated Depreciation	3,797
Newpark Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Newpark Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Newpark Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
North Plains Mall
Acquisition Accounting Cost
Encumbrances	13,160
Land	2,218
Buildings and Improvements	11,768
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	379
Gross Amounts at Which Carried at Close of Period
Land	2,218
Buildings and Improvements	12,147
Total	14,365
Accumulated Depreciation	958
North Plains Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
North Plains Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
North Plains Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
North Point Mall
Acquisition Accounting Cost
Encumbrances	207,212
Land	57,900
Buildings and Improvements	228,517
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,930
Gross Amounts at Which Carried at Close of Period
Land	57,900
Buildings and Improvements	230,447
Total	288,347
Accumulated Depreciation	14,810
North Point Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
North Point Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
North Point Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
North Star Mall
Acquisition Accounting Cost
Encumbrances	217,665
Land	91,135
Buildings and Improvements	392,422
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,097
Gross Amounts at Which Carried at Close of Period
Land	91,135
Buildings and Improvements	395,519
Total	486,654
Accumulated Depreciation	15,252
North Star Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
North Star Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
North Star Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Northridge Fashion Center
Acquisition Accounting Cost
Encumbrances	248,738
Land	66,774
Buildings and Improvements	238,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	112
Gross Amounts at Which Carried at Close of Period
Land	66,774
Buildings and Improvements	238,135
Total	304,909
Accumulated Depreciation	11,093
Northridge Fashion Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Northridge Fashion Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Northridge Fashion Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
NorthTown Mall
Acquisition Accounting Cost
Encumbrances	89,565
Land	12,310
Buildings and Improvements	108,857
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	575
Gross Amounts at Which Carried at Close of Period
Land	12,310
Buildings and Improvements	109,432
Total	121,742
Accumulated Depreciation	6,389
NorthTown Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
NorthTown Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
NorthTown Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oak View Mall
Acquisition Accounting Cost
Encumbrances	84,601
Land	20,390
Buildings and Improvements	107,216
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,673
Gross Amounts at Which Carried at Close of Period
Land	20,390
Buildings and Improvements	108,889
Total	129,279
Accumulated Depreciation	6,406
Oak View Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oak View Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oak View Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oakwood Center
Acquisition Accounting Cost
Encumbrances	90,249
Land	21,105
Buildings and Improvements	74,228
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	149
Gross Amounts at Which Carried at Close of Period
Land	21,105
Buildings and Improvements	74,377
Total	95,482
Accumulated Depreciation	3,278
Oakwood Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oakwood Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oakwood Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oakwood Mall
Acquisition Accounting Cost
Encumbrances	81,592
Land	13,786
Buildings and Improvements	92,114
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	532
Gross Amounts at Which Carried at Close of Period
Land	13,786
Buildings and Improvements	92,646
Total	106,432
Accumulated Depreciation	4,995
Oakwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oakwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oakwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oglethorpe Mall
Acquisition Accounting Cost
Encumbrances	130,229
Land	27,075
Buildings and Improvements	157,100
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,700
Gross Amounts at Which Carried at Close of Period
Land	27,075
Buildings and Improvements	158,800
Total	185,875
Accumulated Depreciation	8,370
Oglethorpe Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oglethorpe Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oglethorpe Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Orem Plaza Center Street
Acquisition Accounting Cost
Encumbrances	2,133
Land	1,935
Buildings and Improvements	2,180
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6
Gross Amounts at Which Carried at Close of Period
Land	1,935
Buildings and Improvements	2,186
Total	4,121
Accumulated Depreciation	71
Orem Plaza Center Street | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Orem Plaza Center Street | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Orem Plaza Center Street | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Orem Plaza State Street
Acquisition Accounting Cost
Encumbrances	1,320
Land	1,264
Buildings and Improvements	611
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	52
Gross Amounts at Which Carried at Close of Period
Land	1,264
Buildings and Improvements	663
Total	1,927
Accumulated Depreciation	29
Orem Plaza State Street | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Orem Plaza State Street | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Orem Plaza State Street | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Owings Mills Mall
Acquisition Accounting Cost
Land	24,921
Buildings and Improvements	31,746
Costs Capitalized Subsequent to Acquisition
Land	(22,519)
Buildings and Improvements	(6,202)
Gross Amounts at Which Carried at Close of Period
Land	2,402
Buildings and Improvements	25,544
Total	27,946
Accumulated Depreciation	1,414
Owings Mills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Owings Mills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Owings Mills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oxmoor Center
Acquisition Accounting Cost
Encumbrances	94,396
Buildings and Improvements	117,814
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	874
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	118,688
Total	118,688
Accumulated Depreciation	5,133
Oxmoor Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oxmoor Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oxmoor Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Paramus Park
Acquisition Accounting Cost
Encumbrances	96,729
Land	31,320
Buildings and Improvements	102,054
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,026
Gross Amounts at Which Carried at Close of Period
Land	31,320
Buildings and Improvements	104,080
Total	135,400
Accumulated Depreciation	5,956
Paramus Park | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Paramus Park | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Paramus Park | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Park City Center
Acquisition Accounting Cost
Encumbrances	195,740
Land	42,451
Buildings and Improvements	195,409
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	660
Gross Amounts at Which Carried at Close of Period
Land	42,451
Buildings and Improvements	196,069
Total	238,520
Accumulated Depreciation	5,094
Park City Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Park City Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Park City Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Park Place
Acquisition Accounting Cost
Encumbrances	198,468
Land	61,907
Buildings and Improvements	236,019
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	577
Gross Amounts at Which Carried at Close of Period
Land	61,907
Buildings and Improvements	236,596
Total	298,503
Accumulated Depreciation	9,352
Park Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Park Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Park Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Peachtree Mall
Acquisition Accounting Cost
Encumbrances	82,983
Land	13,855
Buildings and Improvements	92,143
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,187
Gross Amounts at Which Carried at Close of Period
Land	13,855
Buildings and Improvements	94,330
Total	108,185
Accumulated Depreciation	5,843
Peachtree Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Peachtree Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Peachtree Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pecanland Mall
Acquisition Accounting Cost
Encumbrances	51,551
Land	12,943
Buildings and Improvements	73,231
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,672
Gross Amounts at Which Carried at Close of Period
Land	12,943
Buildings and Improvements	74,903
Total	87,846
Accumulated Depreciation	4,894
Pecanland Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pecanland Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pecanland Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pembroke Lakes Mall
Acquisition Accounting Cost
Encumbrances	122,111
Land	64,883
Buildings and Improvements	254,910
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	322
Gross Amounts at Which Carried at Close of Period
Land	64,883
Buildings and Improvements	255,232
Total	320,115
Accumulated Depreciation	17,140
Pembroke Lakes Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pembroke Lakes Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pembroke Lakes Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pierre Bossier Mall
Acquisition Accounting Cost
Encumbrances	41,440
Land	7,522
Buildings and Improvements	38,247
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(291)
Gross Amounts at Which Carried at Close of Period
Land	7,522
Buildings and Improvements	37,956
Total	45,478
Accumulated Depreciation	1,828
Pierre Bossier Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pierre Bossier Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pierre Bossier Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pine Ridge Mall
Acquisition Accounting Cost
Encumbrances	23,133
Land	7,534
Buildings and Improvements	5,013
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	49
Gross Amounts at Which Carried at Close of Period
Land	7,534
Buildings and Improvements	5,062
Total	12,596
Accumulated Depreciation	726
Pine Ridge Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pine Ridge Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pine Ridge Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pioneer Place
Acquisition Accounting Cost
Encumbrances	112,329
Buildings and Improvements	97,096
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	962
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	98,058
Total	98,058
Accumulated Depreciation	3,712
Pioneer Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pioneer Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pioneer Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Plaza 800
Acquisition Accounting Cost
Buildings and Improvements	61
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	336
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	397
Total	397
Accumulated Depreciation	14
Plaza 800 | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Plaza 800 | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Plaza 800 | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Prince Kuhio Plaza
Acquisition Accounting Cost
Encumbrances	33,814
Buildings and Improvements	52,373
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(100)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	52,273
Total	52,273
Accumulated Depreciation	3,078
Prince Kuhio Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Prince Kuhio Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Prince Kuhio Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Providence Place
Acquisition Accounting Cost
Encumbrances	421,371
Buildings and Improvements	400,893
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,345
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	402,238
Total	402,238
Accumulated Depreciation	16,169
Providence Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Providence Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Providence Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Provo Towne Centre
Acquisition Accounting Cost
Encumbrances	55,422
Land	17,027
Buildings and Improvements	75,871
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(12,949)
Gross Amounts at Which Carried at Close of Period
Land	17,027
Buildings and Improvements	62,922
Total	79,949
Accumulated Depreciation	3,559
Provo Towne Centre | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Provo Towne Centre | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Provo Towne Centre | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Red Cliffs Mall
Acquisition Accounting Cost
Encumbrances	21,986
Land	4,739
Buildings and Improvements	33,357
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(135)
Gross Amounts at Which Carried at Close of Period
Land	4,739
Buildings and Improvements	33,222
Total	37,961
Accumulated Depreciation	1,798
Red Cliffs Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Red Cliffs Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Red Cliffs Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Red Cliffs Plaza
Acquisition Accounting Cost
Land	2,073
Buildings and Improvements	573
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5
Gross Amounts at Which Carried at Close of Period
Land	2,073
Buildings and Improvements	578
Total	2,651
Accumulated Depreciation	104
Red Cliffs Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Red Cliffs Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Red Cliffs Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Regency Square Mall
Acquisition Accounting Cost
Encumbrances	74,467
Land	14,979
Buildings and Improvements	56,082
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(660)
Gross Amounts at Which Carried at Close of Period
Land	14,979
Buildings and Improvements	55,422
Total	70,401
Accumulated Depreciation	6,066
Regency Square Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Regency Square Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Regency Square Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Ridgedale Center
Acquisition Accounting Cost
Encumbrances	161,139
Land	39,495
Buildings and Improvements	151,090
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,460
Gross Amounts at Which Carried at Close of Period
Land	39,495
Buildings and Improvements	152,550
Total	192,045
Accumulated Depreciation	6,863
Ridgedale Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Ridgedale Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Ridgedale Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
River Falls Mall
Acquisition Accounting Cost
Land	4,464
Buildings and Improvements	12,824
Costs Capitalized Subsequent to Acquisition
Land	(4,464)
Buildings and Improvements	(12,824)
River Falls Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
River Falls Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
River Falls Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
River Hills Mall
Acquisition Accounting Cost
Encumbrances	76,961
Land	16,207
Buildings and Improvements	85,608
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,352
Gross Amounts at Which Carried at Close of Period
Land	16,207
Buildings and Improvements	86,960
Total	103,167
Accumulated Depreciation	4,577
River Hills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
River Hills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
River Hills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
River Pointe Plaza
Acquisition Accounting Cost
Encumbrances	3,303
Land	3,128
Buildings and Improvements	3,509
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6
Gross Amounts at Which Carried at Close of Period
Land	3,128
Buildings and Improvements	3,515
Total	6,643
Accumulated Depreciation	156
River Pointe Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
River Pointe Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
River Pointe Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Riverlands Shopping Center
Acquisition Accounting Cost
Land	2,017
Buildings and Improvements	4,676
Costs Capitalized Subsequent to Acquisition
Land	(2,017)
Buildings and Improvements	(4,676)
Riverlands Shopping Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Riverlands Shopping Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Riverlands Shopping Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Riverside Plaza
Acquisition Accounting Cost
Land	8,128
Buildings and Improvements	9,489
Costs Capitalized Subsequent to Acquisition
Land	(8,128)
Buildings and Improvements	(9,489)
Riverside Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Riverside Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Riverside Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Rivertown Crossings
Acquisition Accounting Cost
Encumbrances	167,829
Land	47,790
Buildings and Improvements	181,770
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,507
Gross Amounts at Which Carried at Close of Period
Land	47,790
Buildings and Improvements	183,277
Total	231,067
Accumulated Depreciation	7,992
Rivertown Crossings | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Rivertown Crossings | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Rivertown Crossings | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Rogue Valley Mall
Acquisition Accounting Cost
Encumbrances	26,575
Land	9,042
Buildings and Improvements	61,558
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,438
Gross Amounts at Which Carried at Close of Period
Land	9,042
Buildings and Improvements	62,996
Total	72,038
Accumulated Depreciation	3,248
Rogue Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Rogue Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Rogue Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Saint Louis Galleria
Acquisition Accounting Cost
Land	21,425
Buildings and Improvements	263,596
Costs Capitalized Subsequent to Acquisition
Land	(21,425)
Buildings and Improvements	(263,596)
Saint Louis Galleria | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Saint Louis Galleria | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Saint Louis Galleria | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Salem Center
Acquisition Accounting Cost
Encumbrances	37,416
Land	5,925
Buildings and Improvements	33,620
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(84)
Gross Amounts at Which Carried at Close of Period
Land	5,925
Buildings and Improvements	33,536
Total	39,461
Accumulated Depreciation	1,742
Salem Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Salem Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Salem Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Sikes Senter
Acquisition Accounting Cost
Encumbrances	49,891
Land	5,915
Buildings and Improvements	34,075
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,467
Gross Amounts at Which Carried at Close of Period
Land	5,915
Buildings and Improvements	35,542
Total	41,457
Accumulated Depreciation	3,097
Sikes Senter | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Sikes Senter | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Sikes Senter | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Silver Lake Mall
Acquisition Accounting Cost
Encumbrances	13,078
Land	3,237
Buildings and Improvements	12,914
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33
Gross Amounts at Which Carried at Close of Period
Land	3,237
Buildings and Improvements	12,947
Total	16,184
Accumulated Depreciation	730
Silver Lake Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Silver Lake Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Silver Lake Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Sooner Mall
Acquisition Accounting Cost
Encumbrances	57,721
Land	9,902
Buildings and Improvements	69,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,744
Gross Amounts at Which Carried at Close of Period
Land	9,902
Buildings and Improvements	72,314
Total	82,216
Accumulated Depreciation	3,599
Sooner Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Sooner Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Sooner Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southlake Mall
Acquisition Accounting Cost
Encumbrances	91,708
Land	19,263
Buildings and Improvements	68,607
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	166
Gross Amounts at Which Carried at Close of Period
Land	19,263
Buildings and Improvements	68,773
Total	88,036
Accumulated Depreciation	5,439
Southlake Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southlake Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southlake Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southland Center
Acquisition Accounting Cost
Land	13,698
Buildings and Improvements	51,861
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(666)
Gross Amounts at Which Carried at Close of Period
Land	13,698
Buildings and Improvements	51,195
Total	64,893
Accumulated Depreciation	2,234
Southland Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southland Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southland Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southland Mall
Acquisition Accounting Cost
Encumbrances	72,908
Land	23,407
Buildings and Improvements	81,474
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,386
Gross Amounts at Which Carried at Close of Period
Land	23,407
Buildings and Improvements	87,860
Total	111,267
Accumulated Depreciation	4,889
Southland Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southland Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southland Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southshore Mall
Acquisition Accounting Cost
Land	460
Buildings and Improvements	316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	71
Gross Amounts at Which Carried at Close of Period
Land	460
Buildings and Improvements	387
Total	847
Accumulated Depreciation	147
Southshore Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southshore Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southshore Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southwest Plaza
Acquisition Accounting Cost
Encumbrances	106,375
Land	19,024
Buildings and Improvements	76,453
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	95
Gross Amounts at Which Carried at Close of Period
Land	19,024
Buildings and Improvements	76,548
Total	95,572
Accumulated Depreciation	5,188
Southwest Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southwest Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southwest Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Spokane Valley Mall
Acquisition Accounting Cost
Encumbrances	52,431
Land	14,328
Buildings and Improvements	83,706
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(9,930)
Gross Amounts at Which Carried at Close of Period
Land	14,328
Buildings and Improvements	73,776
Total	88,104
Accumulated Depreciation	3,514
Spokane Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Spokane Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Spokane Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Spokane Valley Plaza
Acquisition Accounting Cost
Land	2,488
Buildings and Improvements	16,503
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(2,122)
Gross Amounts at Which Carried at Close of Period
Land	2,488
Buildings and Improvements	14,381
Total	16,869
Accumulated Depreciation	697
Spokane Valley Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Spokane Valley Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Spokane Valley Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Spring Hill Mall
Acquisition Accounting Cost
Encumbrances	52,611
Land	8,219
Buildings and Improvements	23,679
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(53)
Gross Amounts at Which Carried at Close of Period
Land	8,219
Buildings and Improvements	23,626
Total	31,845
Accumulated Depreciation	1,803
Spring Hill Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Spring Hill Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Spring Hill Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Staten Island Mall
Acquisition Accounting Cost
Encumbrances	282,198
Land	102,227
Buildings and Improvements	375,612
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,496
Gross Amounts at Which Carried at Close of Period
Land	102,227
Buildings and Improvements	378,108
Total	480,335
Accumulated Depreciation	20,017
Staten Island Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Staten Island Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Staten Island Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Steeplegate Mall
Acquisition Accounting Cost
Encumbrances	66,434
Land	11,438
Buildings and Improvements	42,032
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	264
Gross Amounts at Which Carried at Close of Period
Land	11,438
Buildings and Improvements	42,296
Total	53,734
Accumulated Depreciation	2,481
Steeplegate Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Steeplegate Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Steeplegate Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Stonestown Galleria
Acquisition Accounting Cost
Encumbrances	216,093
Land	65,962
Buildings and Improvements	203,043
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(705)
Gross Amounts at Which Carried at Close of Period
Land	65,962
Buildings and Improvements	202,338
Total	268,300
Accumulated Depreciation	8,425
Stonestown Galleria | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Stonestown Galleria | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Stonestown Galleria | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Boulevard Mall
Acquisition Accounting Cost
Encumbrances	81,895
Land	34,523
Buildings and Improvements	46,428
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	851
Gross Amounts at Which Carried at Close of Period
Land	34,523
Buildings and Improvements	47,279
Total	81,802
Accumulated Depreciation	4,340
The Boulevard Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Boulevard Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Boulevard Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Crossroads
Acquisition Accounting Cost
Land	20,261
Buildings and Improvements	95,463
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(40)
Gross Amounts at Which Carried at Close of Period
Land	20,261
Buildings and Improvements	95,423
Total	115,684
Accumulated Depreciation	7,296
The Crossroads | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Crossroads | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Crossroads | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Gallery At Harborplace
Acquisition Accounting Cost
Encumbrances	77,778
Land	15,930
Buildings and Improvements	112,117
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,076
Gross Amounts at Which Carried at Close of Period
Land	15,930
Buildings and Improvements	113,193
Total	129,123
Accumulated Depreciation	5,328
The Gallery At Harborplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Gallery At Harborplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Gallery At Harborplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Grand Canal Shoppes
Acquisition Accounting Cost
Encumbrances	370,823
Land	49,785
Buildings and Improvements	716,625
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(715)
Gross Amounts at Which Carried at Close of Period
Land	49,785
Buildings and Improvements	715,910
Total	765,695
Accumulated Depreciation	25,307
The Grand Canal Shoppes | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Grand Canal Shoppes | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Grand Canal Shoppes | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Maine Mall
Acquisition Accounting Cost
Encumbrances	200,706
Land	36,205
Buildings and Improvements	238,067
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,464
Gross Amounts at Which Carried at Close of Period
Land	36,205
Buildings and Improvements	239,531
Total	275,736
Accumulated Depreciation	11,253
The Maine Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Maine Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Maine Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Mall In Columbia
Acquisition Accounting Cost
Encumbrances	402,438
Land	124,540
Buildings and Improvements	479,171
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	839
Gross Amounts at Which Carried at Close of Period
Land	124,540
Buildings and Improvements	480,010
Total	604,550
Accumulated Depreciation	18,353
The Mall In Columbia | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Mall In Columbia | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Mall In Columbia | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Parks at Arlington
Acquisition Accounting Cost
Encumbrances	183,116
Land	19,807
Buildings and Improvements	299,708
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,315
Gross Amounts at Which Carried at Close of Period
Land	19,807
Buildings and Improvements	301,023
Total	320,830
Accumulated Depreciation	12,018
The Parks at Arlington | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Parks at Arlington | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Parks at Arlington | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Pines
Acquisition Accounting Cost
Land	331
Buildings and Improvements	1,631
Costs Capitalized Subsequent to Acquisition
Land	(331)
Buildings and Improvements	(1,631)
The Pines | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Pines | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Pines | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shoppes at Buckland
Acquisition Accounting Cost
Encumbrances	155,358
Land	35,180
Buildings and Improvements	146,474
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(218)
Gross Amounts at Which Carried at Close of Period
Land	35,180
Buildings and Improvements	146,256
Total	181,436
Accumulated Depreciation	8,241
The Shoppes at Buckland | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shoppes at Buckland | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shoppes at Buckland | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shoppes at the Palazzo
Acquisition Accounting Cost
Encumbrances	241,282
Buildings and Improvements	290,826
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(1,028)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	289,798
Total	289,798
Accumulated Depreciation	9,555
The Shoppes at the Palazzo | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shoppes at the Palazzo | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shoppes at the Palazzo | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shops At Fallen Timbers
Acquisition Accounting Cost
Encumbrances	46,969
Land	3,785
Buildings and Improvements	31,771
Costs Capitalized Subsequent to Acquisition
Land	(23)
Buildings and Improvements	1,249
Gross Amounts at Which Carried at Close of Period
Land	3,762
Buildings and Improvements	33,020
Total	36,782
Accumulated Depreciation	1,806
The Shops At Fallen Timbers | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shops At Fallen Timbers | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shops At Fallen Timbers | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shops At La Cantera
Acquisition Accounting Cost
Encumbrances	170,436
Land	80,016
Buildings and Improvements	350,737
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,699
Gross Amounts at Which Carried at Close of Period
Land	80,016
Buildings and Improvements	367,436
Total	447,452
Accumulated Depreciation	13,492
The Shops At La Cantera | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shops At La Cantera | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shops At La Cantera | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Streets At SouthPoint
Acquisition Accounting Cost
Encumbrances	228,970
Land	66,045
Buildings and Improvements	242,189
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,183
Gross Amounts at Which Carried at Close of Period
Land	66,045
Buildings and Improvements	254,372
Total	320,417
Accumulated Depreciation	22,869
The Streets At SouthPoint | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Streets At SouthPoint | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Streets At SouthPoint | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Village Of Cross Keys
Acquisition Accounting Cost
Land	8,425
Buildings and Improvements	26,651
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	922
Gross Amounts at Which Carried at Close of Period
Land	8,425
Buildings and Improvements	27,573
Total	35,998
Accumulated Depreciation	2,753
The Village Of Cross Keys | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Village Of Cross Keys | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Village Of Cross Keys | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Woodlands Mall
Acquisition Accounting Cost
Encumbrances	268,047
Land	84,889
Buildings and Improvements	349,315
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	479
Gross Amounts at Which Carried at Close of Period
Land	84,889
Buildings and Improvements	349,794
Total	434,683
Accumulated Depreciation	13,614
The Woodlands Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Woodlands Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Woodlands Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Three Rivers Mall
Acquisition Accounting Cost
Encumbrances	18,834
Land	2,080
Buildings and Improvements	11,142
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	593
Gross Amounts at Which Carried at Close of Period
Land	2,080
Buildings and Improvements	11,735
Total	13,815
Accumulated Depreciation	1,057
Three Rivers Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Three Rivers Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Three Rivers Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Town East Mall
Acquisition Accounting Cost
Encumbrances	94,703
Land	9,928
Buildings and Improvements	168,555
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,309
Gross Amounts at Which Carried at Close of Period
Land	9,928
Buildings and Improvements	172,864
Total	182,792
Accumulated Depreciation	7,257
Town East Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Town East Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Town East Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Tucson Mall
Acquisition Accounting Cost
Encumbrances	112,014
Land	2,071
Buildings and Improvements	193,815
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	91,381
Gross Amounts at Which Carried at Close of Period
Land	2,071
Buildings and Improvements	285,196
Total	287,267
Accumulated Depreciation	18,054
Tucson Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Tucson Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Tucson Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Twin Falls Crossing
Acquisition Accounting Cost
Land	1,680
Buildings and Improvements	2,770
Costs Capitalized Subsequent to Acquisition
Land	(1,680)
Buildings and Improvements	(2,770)
Twin Falls Crossing | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Twin Falls Crossing | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Twin Falls Crossing | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Tysons Galleria
Acquisition Accounting Cost
Encumbrances	260,459
Land	90,317
Buildings and Improvements	351,005
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,208
Gross Amounts at Which Carried at Close of Period
Land	90,317
Buildings and Improvements	353,213
Total	443,530
Accumulated Depreciation	12,502
Tysons Galleria | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Tysons Galleria | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Tysons Galleria | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
University Crossing
Acquisition Accounting Cost
Encumbrances	4,769
Land	8,170
Buildings and Improvements	16,886
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(84)
Gross Amounts at Which Carried at Close of Period
Land	8,170
Buildings and Improvements	16,802
Total	24,972
Accumulated Depreciation	862
University Crossing | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
University Crossing | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
University Crossing | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Valley Hills Mall
Acquisition Accounting Cost
Encumbrances	52,110
Land	10,047
Buildings and Improvements	61,817
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	422
Gross Amounts at Which Carried at Close of Period
Land	10,047
Buildings and Improvements	62,239
Total	72,286
Accumulated Depreciation	3,438
Valley Hills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Valley Hills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Valley Hills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Valley Plaza Mall
Acquisition Accounting Cost
Encumbrances	84,899
Land	38,964
Buildings and Improvements	211,930
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(878)
Gross Amounts at Which Carried at Close of Period
Land	38,964
Buildings and Improvements	211,052
Total	250,016
Accumulated Depreciation	9,945
Valley Plaza Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Valley Plaza Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Valley Plaza Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Visalia Mall
Acquisition Accounting Cost
Encumbrances	36,402
Land	11,912
Buildings and Improvements	80,185
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(58)
Gross Amounts at Which Carried at Close of Period
Land	11,912
Buildings and Improvements	80,127
Total	92,039
Accumulated Depreciation	3,396
Visalia Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Visalia Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Visalia Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Vista Commons
Acquisition Accounting Cost
Land	6,348
Buildings and Improvements	13,110
Costs Capitalized Subsequent to Acquisition
Land	(6,348)
Buildings and Improvements	(13,110)
Vista Commons | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Vista Commons | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Vista Commons | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Vista Ridge Mall
Acquisition Accounting Cost
Encumbrances	74,066
Land	15,965
Buildings and Improvements	34,105
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,387
Gross Amounts at Which Carried at Close of Period
Land	15,965
Buildings and Improvements	46,492
Total	62,457
Accumulated Depreciation	3,253
Vista Ridge Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Vista Ridge Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Vista Ridge Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Washington Park Mall
Acquisition Accounting Cost
Encumbrances	10,451
Land	1,388
Buildings and Improvements	8,213
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	73
Gross Amounts at Which Carried at Close of Period
Land	1,388
Buildings and Improvements	8,286
Total	9,674
Accumulated Depreciation	730
Washington Park Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Washington Park Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Washington Park Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
West Oaks Mall
Acquisition Accounting Cost
Encumbrances	64,757
Land	20,278
Buildings and Improvements	55,607
Costs Capitalized Subsequent to Acquisition
Land	(12,692)
Buildings and Improvements	(36,175)
Gross Amounts at Which Carried at Close of Period
Land	7,586
Buildings and Improvements	19,432
Total	27,018
Accumulated Depreciation	1
West Oaks Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
West Oaks Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
West Oaks Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
West Valley Mall
Acquisition Accounting Cost
Encumbrances	48,437
Land	31,340
Buildings and Improvements	38,316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,612
Gross Amounts at Which Carried at Close of Period
Land	31,340
Buildings and Improvements	41,928
Total	73,268
Accumulated Depreciation	3,080
West Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
West Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
West Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Westlake Center
Acquisition Accounting Cost
Encumbrances	4,487
Land	19,055
Buildings and Improvements	129,295
Costs Capitalized Subsequent to Acquisition
Land	(14,819)
Buildings and Improvements	(98,703)
Gross Amounts at Which Carried at Close of Period
Land	4,236
Buildings and Improvements	30,592
Total	34,828
Accumulated Depreciation	1,418
Westlake Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Westlake Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Westlake Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Westwood Mall
Acquisition Accounting Cost
Encumbrances	27,019
Land	5,708
Buildings and Improvements	28,006
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	171
Gross Amounts at Which Carried at Close of Period
Land	5,708
Buildings and Improvements	28,177
Total	33,885
Accumulated Depreciation	1,675
Westwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Westwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Westwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
White Marsh Mall
Acquisition Accounting Cost
Encumbrances	178,935
Land	43,880
Buildings and Improvements	177,194
Costs Capitalized Subsequent to Acquisition
Land	4,125
Buildings and Improvements	3,989
Gross Amounts at Which Carried at Close of Period
Land	48,005
Buildings and Improvements	181,183
Total	229,188
Accumulated Depreciation	10,151
White Marsh Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
White Marsh Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
White Marsh Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
White Mountain Mall
Acquisition Accounting Cost
Encumbrances	10,596
Land	3,010
Buildings and Improvements	11,311
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	466
Gross Amounts at Which Carried at Close of Period
Land	3,010
Buildings and Improvements	11,777
Total	14,787
Accumulated Depreciation	1,274
White Mountain Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
White Mountain Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
White Mountain Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Willowbrook
Acquisition Accounting Cost
Encumbrances	162,852
Land	110,660
Buildings and Improvements	419,822
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,175
Gross Amounts at Which Carried at Close of Period
Land	110,660
Buildings and Improvements	422,997
Total	533,657
Accumulated Depreciation	20,093
Willowbrook | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Willowbrook | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Willowbrook | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Woodbridge Center
Acquisition Accounting Cost
Encumbrances	191,054
Land	67,825
Buildings and Improvements	242,744
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,830
Gross Amounts at Which Carried at Close of Period
Land	67,825
Buildings and Improvements	251,574
Total	319,399
Accumulated Depreciation	10,913
Woodbridge Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Woodbridge Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Woodbridge Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Woodlands Village
Acquisition Accounting Cost
Encumbrances	6,040
Land	3,624
Buildings and Improvements	12,960
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(55)
Gross Amounts at Which Carried at Close of Period
Land	3,624
Buildings and Improvements	12,905
Total	16,529
Accumulated Depreciation	869
Woodlands Village | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Woodlands Village | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Woodlands Village | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Yellowstone Square
Acquisition Accounting Cost
Land	2,625
Buildings and Improvements	1,163
Costs Capitalized Subsequent to Acquisition
Land	(2,625)
Buildings and Improvements	(1,163)
Yellowstone Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Yellowstone Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Yellowstone Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Office, other and development in progress
Acquisition Accounting Cost
Encumbrances	2,013,447
Land	165,478
Buildings and Improvements	542,790
Costs Capitalized Subsequent to Acquisition
Land	(46,364)
Buildings and Improvements	(71,688)
Gross Amounts at Which Carried at Close of Period
Land	119,114
Buildings and Improvements	471,102
Total	590,216
Accumulated Depreciation	30,617
Properties Held For Disposition
Acquisition Accounting Cost
Encumbrances	85,961
Land	25,191
Buildings and Improvements	83,568
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(20)
Gross Amounts at Which Carried at Close of Period
Land	25,191
Buildings and Improvements	83,548
Total	108,739
Accumulated Depreciation	1,572
Grand Traverse Mall
Acquisition Accounting Cost
Encumbrances	72,453
Land	9,269
Buildings and Improvements	59,307
Gross Amounts at Which Carried at Close of Period
Land	9,269
Buildings and Improvements	59,307
Total	68,576
Accumulated Depreciation	414
Grand Traverse Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Grand Traverse Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Grand Traverse Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Detials 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Real Estate
Balance at beginning of period	$ 25,140,166	$ 28,350,102	$ 29,863,649
Purchase accounting adjustments and HHC distribution		(3,104,518)
Change in Master Planned Communities land			(70,156)
Additions	383,001	12,518	263,418
Impairments	(63,910)		(1,079,473)
Dispositions and write-offs	861,756	117,936	627,336
Balance at end of period	24,597,501	25,140,166	28,350,102
Reconciliation of Accumulated Depreciation
Balance at beginning of period	129,794	4,494,297	4,240,222
Depreciation expense	942,661	135,003	707,183
Dispositions and write-offs	98,270	4,499,506	453,108
Balance at end of period	$ 974,185	$ 129,794	$ 4,494,297